AS FILED WITH THE SEC ON May 24, 2000.                  REGISTRATION NO. 2-80896

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|


                           PRE-EFFECTIVE AMENDMENT NO.                       |_|
                         POST-EFFECTIVE AMENDMENT NO. 38                     |X|


                                       AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |_|



                               AMENDMENT NO. 41                              |X|
                        (Check appropriate box or boxes)



                                ----------------


                        THE PRUDENTIAL SERIES FUND, INC.
                           (Exact Name of Registrant)
                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                                 (800) 778-2255


          (Address and telephone number of principal executive offices)

                                ----------------


                                LEE D. AUGSBURGER

                                    SECRETARY
                        THE PRUDENTIAL SERIES FUND, INC.
                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                     (Name and address of agent for service)

                                    Copy to:
                              CHRISTOPHER E. PALMER
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                ----------------

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

        |_| immediately upon filing pursuant to paragraph (b)


        | | on (date) pursuant to paragraph (b)


        |_| 60 days after filing pursuant to paragraph (a)(1)

        |_| on (date) pursuant to paragraph (a)(1)

        |X| 75 days after filing pursuant to paragraph (a)(2)

        |_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------

     PRUDENTIAL GLOBAL PORTFOLIO                             AUGUST   , 2000
     PRUDENTIAL JENNISON PORTFOLIO
     PRUDENTIAL MONEY MARKET PORTFOLIO
     PRUDENTIAL STOCK INDEX PORTFOLIO
     SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
     SP AIM AGGRESSIVE GROWTH PORTFOLIO
     SP AIM GROWTH AND INCOME PORTFOLIO
     SP ALLIANCE LARGE CAP GROWTH PORTFOLIO
     SP ALLIANCE TECHNOLOGY PORTFOLIO
     SP BALANCED ASSET ALLOCATION PORTFOLIO
     SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
     SP DAVIS VALUE PORTFOLIO
     SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO
     SP GROWTH ASSET ALLOCATION PORTFOLIO
     SP INVESCO SMALL COMPANY GROWTH PORTFOLIO
     SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
     SP LARGE CAP VALUE PORTFOLIO
     SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
     SP MFS MID CAP GROWTH PORTFOLIO
     SP PIMCO HIGH YIELD PORTFOLIO
     SP PIMCO TOTAL RETURN PORTFOLIO
     SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
     SP SMALL/MID CAP VALUE PORTFOLIO
     SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

     As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.




                                                                          [LOGO]

                                TABLE OF CONTENTS

     RISK/RETURN SUMMARY                                                Page
                                                                        ----
     Investment Objectives and Principal Strategies
     Principal Risks
     Evaluating Performance

     HOW THE PORTFOLIOS INVEST

     INVESTMENT OBJECTIVES AND POLICIES

     Prudential Global Portfolio
     Prudential Jennison Portfolio
     Prudential Money Market Portfolio
     Prudential Stock Index Portfolio
     SP Aggressive Growth Asset Allocation Portfolio
     SP AIM Aggressive Growth Portfolio
     SP AIM Growth and Income Portfolio
     SP Alliance Large Cap Growth Portfolio
     SP Alliance Technology Portfolio
     SP Balanced Asset Allocation Portfolio
     SP Conservative Asset Allocation Portfolio
     SP Davis Value Portfolio
     SP Deutsche International Equity Portfolio
     SP Growth Asset Allocation Portfolio
     SP INVESCO Small Company Growth Portfolio
     SP Jennison International Growth Portfolio
     SP Large Cap Value Portfolio
     SP MFS Capital Opportunities Portfolio
     SP MFS Mid Cap Growth Portfolio
     SP PIMCO High Yield Portfolio
     SP PIMCO Total Return Portfolio
     SP Prudential U.S. Emerging Growth Portfolio
     SP Small/Mid Cap Value Portfolio
     SP Strategic Partners Focused Growth Portfolio


     OTHER INVESTMENTS AND STRATEGIES

     ADRs
     Convertible Debt and Convertible Preferred Stock
     Derivatives
     Dollar Rolls
     Forward Foreign Currency Exchange Contracts
     Futures
     Interest Rate Swaps
     Joint Repurchase Account
     Loan Participations
     Mortgage-related Securities
     Options
     Real Estate Investment Trusts
     Repurchase Agreements

     Reverse Repurchase Agreements
     Short Sales
     Short Sales Against-the-Box
     When-issued and Delayed Delivery Securities

      HOW THE FUND IS MANAGED

      Board of Directors
      Investment Adviser
      Investment Sub-Advisers
      Portfolio Managers

      HOW TO BUY AND SELL SHARES OF THE FUND

      Net Asset Value
      Distributor

      OTHER INFORMATION

      Federal Income Taxes
      European Monetary Union
      Monitoring for Possible Conflicts

     F-1 FINANCIAL HIGHLIGHTS

     (For more information - see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about THE PRUDENTIAL SERIES FUND, INC. (the
Fund), which consists of thirty-seven separate portfolios (each, a Portfolio).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts. Class I shares of each Portfolio discussed in this prospectus are available under the Strategic Partners annuity.

This section highlights key information about each Portfolio available under the Strategic Partners annuity. The initials "SP" that appear before the name of several of these Portfolios are an abbreviation for "Strategic Partners." Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the available Portfolios. We describe the terms "company risk," "credit risk," "derivatives risk," "foreign investment risk," "high yield risk," "interest rate risk," "leveraging risk," "liquidity risk," "management risk," "market risk," and "mortgage risk" in the section on Principal Risks, on page 10. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success.

PRUDENTIAL GLOBAL PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    CREDIT RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    INTEREST RATE RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


PRUDENTIAL JENNISON PORTFOLIO

The Portfolio's investment objective is to achieve long-term growth of capital. To achieve this objective, the Portfolio invests primarily in equity securities of major, established corporations that it believes offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    CREDIT RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    INTEREST RATE RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


PRUDENTIAL MONEY MARKET PORTFOLIO

The Portfolio's investment objective is MAXIMUM CURRENT INCOME CONSISTENT WITH THE STABILITY OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. To achieve its objective, the Portfolio invests in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

          PRINCIPAL RISKS:

          o    CREDIT RISK
          o    INTEREST RATE RISK
          o    LEVERAGING RISK
          o    MANAGEMENT RISK


--------------------------------------------------------------------------------
AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A NET ASSET VALUE OF $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
--------------------------------------------------------------------------------


PRUDENTIAL STOCK INDEX PORTFOLIO

The Portfolio's investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve its objective, the Portfolio attempts to duplicate the price and yield of the S&P
500. The S&P 500 represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    DERIVATIVES RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

The SP Aggressive Growth Asset Allocation Portfolio seeks capital appreciation by investing in large cap equity Portfolios, international Portfolios, and small/mid cap equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests.


SP AIM AGGRESSIVE GROWTH PORTFOLIO

The Portfolio's investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. The Portfolio seeks to meet this objective by investing primarily in the common stocks of companies whose earnings the Portfolio's portfolio managers expect to grow more than 15% per year. The Portfolio will invest in securities of small- and medium-sized growth companies and may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    FOREIGN INVESTMENT RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK

SP AIM GROWTH AND INCOME PORTFOLIO

The Portfolio's primary investment objective is GROWTH OF CAPITAL WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

The Portfolio seeks to meet these objectives by investing at least 65% of its total assets in income-producing securities, including dividend-paying common stocks and convertible securities. The portfolio managers purchase securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The Portfolio may also invest up to 20% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    CREDIT RISK

          o    FOREIGN INVESTMENT RISK
          o    INTEREST RATE RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO

The Portfolio's investment objective is GROWTH OF CAPITAL BY PURSUING AGGRESSIVE INVESTMENT POLICIES. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance Capital Management L.P. selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. "Alliance", "Alliance Capital" and their logos are registered marks of Alliance Capital Management L.P. ("Alliance").

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


SP ALLIANCE TECHNOLOGY PORTFOLIO

The Portfolio's objective is GROWTH OF CAPITAL. The portfolio invests primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Portfolio may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Portfolio also may invest in debt securities and up to 10% of its total assets in foreign securities. Among the principal risks of investing in the Portfolio is market risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Portfolio invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk, and currency risk.

          Principal Risks:

          o    COMPANY RISK
          o    CREDIT RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    INTEREST RATE RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK

SP BALANCED ASSET ALLOCATION PORTFOLIO

The SP Balanced Asset Allocation Portfolio seeks to provide a balance between current income and growth of capital by investing in fixed income Portfolios, large cap equity Portfolios, small/mid cap equity Portfolios, and international equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests.

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

The SP Conservative Asset Allocation Portfolio seeks to provide current income with low to moderate capital appreciation by investing in fixed income Portfolios, large cap equity Portfolios, and small/mid cap equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests.

SP DAVIS VALUE PORTFOLIO

Davis Value Portfolio's investment objective is GROWTH OF CAPITAL. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

The portfolio managers use the Davis investment philosophy to select common stock of quality, overlooked growth companies at value prices and to hold them for the long-term. They look for companies with sustainable growth rates selling at modest price-earnings multiples that they hope will expand as other investors recognize the company's true worth. The portfolio managers believe that if you combine a sustainable growth rate with a gradually expanding multiple, these rates compound and can generate returns that could exceed average returns earned by investing in large capitalization domestic stocks. They consider selling a company if the company no longer exhibits the characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    DERIVATIVES RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO

The Portfolio's investment objective is to INVEST FOR LONG-TERM CAPITAL APPRECIATION. The Portfolio invests primarily in the stocks and other equity securities of companies in developed countries outside the United States. The Portfolio seeks to achieve its goal by investing primarily in companies in developed foreign countries. The companies are selected by an extensive tracking system plus the input of experts from various financial disciplines.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK

          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


SP GROWTH ASSET ALLOCATION PORTFOLIO

The SP Growth Asset Allocation Portfolio seeks to provide long-term growth of capital with consideration also given to current income, by investing in large cap equity Portfolios, fixed income Portfolios, international equity Portfolios, and small/mid cap equity Portfolios. Pertinent risks are those associated with each Portfolio in which this Portfolio invests.

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO

The Portfolio seeks LONG-TERM CAPITAL GROWTH. Most holdings are in small-capitalization companies - those with market capitalizations under $2 billion at the time of purchase.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition, and have a higher rate of failure than larger companies. On the other hand, large companies were once small companies themselves, and the growth opportunities of some small companies may be quite high.

          Principal Risks:

          o    COMPANY RISK
          o    DERIVATIVES RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


SP JENNISON INTERNATIONAL GROWTH PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. The Portfolio seeks to achieve this objective by investing in equity-related securities of foreign issuers. This means the Portfolio looks for investments that Jennison thinks will increase in value over a period of years. To achieve its objective, the Portfolio invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    CREDIT RISK

          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    INTEREST RATE RISK
          o    MARKET RISK


SP LARGE CAP VALUE PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. The portfolio's investment strategy includes investing at least 65% of total assets in common stocks of companies with large market capitalizations (over $1 billion at the time of investment). The Portfolio focuses on investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks). The Portfolio invests in domestic and foreign issuers. The Portfolio uses both fundamental analysis of each issuer's financial condition, its industry position and market and economic conditions, and statistical models to evaluate an issuer's growth potential, valuation, liquidity and investment risk, to select investments. An investment in the Portfolio is not a deposit of a bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK
          o    "VALUE" INVESTING


SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

The Portfolio's investment objective is CAPITAL APPRECIATION. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. The Portfolio focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's portfolio manager and MFS's large group of equity research analysts. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies. The Portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    CREDIT RISK
          o    DERIVATIVES RISK

          o    FOREIGN INVESTMENT RISK
          o    INTEREST RATE RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


SP MFS MID CAP GROWTH PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities. These securities typically are of medium market capitalizations, which the Portfolio's investment adviser believes have above-average growth potential.

Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Portfolio's investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS' large group of equity research analysts. The Portfolio is a non-diversified mutual fund portfolio. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers. The Portfolio may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    CREDIT RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    INTEREST RATE RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


SP PIMCO HIGH YIELD PORTFOLIO

The investment objective of the Portfolio is to SEEK MAXIMUM TOTAL RETURN, CONSISTENT WITH PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT MANAGEMENT. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by Pacific Investment Management Company (PIMCO) to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its assets in euro-denominated securities. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

          PRINCIPAL RISKS:

          O    COMPANY RISK
          O    CREDIT RISK
          O    DERIVATIVES RISK
          O    FOREIGN INVESTMENT RISK
          O    HIGH YIELD RISK
          O    INTEREST RATE RISK
          O    LEVERAGING RISK
          O    LIQUIDITY RISK
          O    MANAGEMENT RISK
          O    MARKET RISK
          O    MORTGAGE RISK


SP PIMCO TOTAL RETURN PORTFOLIO

The investment objective of the Portfolio is to SEEK MAXIMUM TOTAL RETURN, CONSISTENT WITH PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT MANAGEMENT. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    CREDIT RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    INTEREST RATE RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK
          o    MORTGAGE RISK


SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective is LONG-TERM CAPITAL APPRECIATION, which means that the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least 65% of its total assets in equity securities of small and medium-sized U.S.

companies with the potential for above-average growth. The Portfolio also may use derivatives for hedging or to improve the Portfolio's returns. While the Portfolio makes every effort to achieve its objective, it can't guarantee success. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    CREDIT RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    INTEREST RATE RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


SP SMALL/MID CAP VALUE PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. The Portfolio's investment strategy includes normally investing at least 65% of total assets in common stocks of companies with small to medium market capitalizations (those with market capitalizations similar to companies in the Russell 2000 or the Russell Midcap at the time of investment). The Portfolio focuses on investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings or growth potential (stocks of these companies are often called "value" stocks). The Portfolio invests in domestic and foreign issuers. The Portfolio uses both fundamental analysis of each issuer's financial condition, its industry position and market and economic conditions, and statistical models to evaluate an issuer's growth potential, valuation, liquidity and investment risk, to select investments. An investment in the Portfolio is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK
          o    SMALL CAP INVESTING
          o    "VALUE" INVESTING


SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. This means the Portfolio seeks investments whose price will increase over several years. The Portfolio normally invests at least

65% of its total assets in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two investment advisers and to invest in the favorite stock selection ideas of three portfolio managers (two of whom invest as a team). Each investment adviser to the Portfolio utilizes a growth style to select approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest confidence and may invest more than 5% of the Portfolio's assets in any one issuer. The Portfolio may actively and frequently trade its portfolio securities. The Portfolio is nondiversified, meaning it can invest more than 5% of its assets in the securities of any one issuer. Investing in a nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified portfolio. The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio's performance.

          PRINCIPAL RISKS:

          o    COMPANY RISK
          o    DERIVATIVES RISK
          o    FOREIGN INVESTMENT RISK
          o    LEVERAGING RISK
          o    LIQUIDITY RISK
          o    MANAGEMENT RISK
          o    MARKET RISK


PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

COMPANY RISK. The price of the stock or debt security of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for a Portfolio to sell securities at a desirable price. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

CREDIT RISK. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt - also known as "high-yield bonds" and "junk bonds" - have a higher risk of default and tend to be less liquid than higher-rated securities.

DERIVATIVES RISK. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances.

FOREIGN INVESTMENT RISK. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

     CURRENCY RISK. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

     EMERGING MARKET RISK. To the extent that a Portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have sometimes hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

     FOREIGN MARKET RISK. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

     INFORMATION RISK. Financial reporting standards for companies based in foreign markets usually differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the sub-advisers devote much of their research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

     LIQUIDITY RISK. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

     POLITICAL DEVELOPMENTS. Political developments may adversely affect the value of a Portfolio's foreign securities.

     POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and have imposed high taxes on corporate profits.

     REGULATORY RISK. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

HIGH YIELD RISK. Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio's ability to sell its high yield securities (liquidity risk).

INTEREST RATE RISK. The risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, a sub-adviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Portfolios with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGEMENT RISK. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Each sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

MARKET RISK. Common stocks and fixed income securities are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

MORTGAGE RISK. A Portfolio that purchases mortgage related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

                                      * * *


EVALUATING PERFORMANCE

The SP Aggressive Growth Asset Allocation Portfolio, SP AIM Aggressive Growth Portfolio, SP AIM Growth and Income Portfolio, SP Alliance Large Cap Growth Portfolio, SP Alliance Technology Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Deutsche International Equity Portfolio, SP Growth Asset Allocation Portfolio, SP INVESCO Small Company Growth Portfolio, SP Jennison International Growth Portfolio, SP Large Cap Value Portfolio, SP MFS Capital Opportunities Portfolio, SP MFS Mid Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small/Mid Cap Value Portfolio, and SP Strategic Partners Focused Growth Portfolios are newly-created, and therefore do not have any performance history.

PRUDENTIAL GLOBAL PORTFOLIO

A number of factors - including risk - can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Annual Returns* (Class I shares)
--------------------------------------------------------------------------------
 1990     1991    1992     1993    1994    1995    1996    1997    1998   1999
--------------------------------------------------------------------------------

-12.91%  11.39%  -3.42%   43.14%  -4.89   15.88%  19.97%   6.98%  25.08% 48.27%

--------------------------------------------------------------------------------

Best Quarter: 31.04% (4th quarter of 1999) Worst Quarter: (14.21)% (3rd quarter of 1998)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                                  1 YEAR     5 YEARS      10 YEARS     (9/19/88)
                                  ------     -------      --------     ---------
Class I shares                    48.27%     22.44%       13.38%       14.33%
Morgan Stanley World Index**      24.93%     19.76%       11.42%       12.67%
Lipper Average***                 44.18%     19.42%       11.73%       12.55%

--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE MORGAN STANLEY WORLD INDEX (MSWI) IS A WEIGHTED INDEX COMPRISED OF APPROXIMATELY 1,500 COMPANIES LISTED ON THE STOCK EXCHANGES OF THE U.S.A., EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GLOBAL AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.

PRUDENTIAL JENNISON PORTFOLIO

A number of factors - including risk - can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Annual Returns* (Class I shares)
--------------------------------------------------------------------------------
1996       1997      1998       1999

14.41%    31.71%    37.46%     41.76%

--------------------------------------------------------------------------------
Best Quarter: 29.46% (4th quarter of 1998) Worst Quarter: (12.07)% (3rd quarter of 1998)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                                        1 YEAR                        (4/25/95)
                                        ------                        ---------
Class I shares                          41.76%                        32.11%
S&P 500**                               21.03%                        27.48%
Lipper Average***                       31.48%                        25.95%

--------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES -GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH FUND AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.


PRUDENTIAL MONEY MARKET PORTFOLIO

A number of factors - including risk - can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not assure that the Portfolio will achieve similar results in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Annual Returns* (Class I shares)
--------------------------------------------------------------------------------
 1990   1991    1992     1993     1994   1995     1996    1997     1998   1999

8.16%   6.16%   3.79%    2.95%    4.05%  5.80%    5.22%   5.41%    5.39%  4.97%

--------------------------------------------------------------------------------
Best Quarter: 2.00% (2nd quarter of 1990) Worst Quarter: 0.71% (2nd quarter of
1993)
*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                SINCE
                                                                INCEPTION
                        1 YEAR       5 YEARS      10 YEARS      (5/13/83)
                        ------       -------      --------      ---------
Class I shares          4.97%        5.36%        5.18%         6.30%
Lipper Average**        4.75%        5.12%        4.88%         6.23%

--------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) MONEY MARKET AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

7-DAY YIELD* (AS OF 12/31/99)

--------------------------------------------------------------------------------

Money Market Portfolio                    5.65%

Average Money Market Fund**               5.16
%
--------------------------------------------------------------------------------
* THE PORTFOLIO'S YIELD IS AFTER DEDUCTION OF EXPENSES AND DOES NOT INCLUDE CONTRACT CHARGES.

**SOURCE: IBC FINANCIAL DATA, INC. AS OF 12/28/99, BASED ON 311 FUNDS IN THE IBC TAXABLE GENERAL PURPOSE, FIRST AND SECOND TIER MONEY MARKET FUND. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.

PRUDENTIAL STOCK INDEX PORTFOLIO

A number of factors - including risk - can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Annual Return* (Class I shares)
--------------------------------------------------------------------------------
 1990    1991    1992     1993    1994    1995    1996     1997    1998    1999

-3.63%  29.72%  7.13%    9.66%   1.01%   37.06%  22.57%   32.83%  28.42%  20.54%

--------------------------------------------------------------------------------
Best Quarter: 21.44% (4th quarter of 1998) Worst Quarter: (13.72)% (3rd quarter of 1990)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                 SINCE
                                                                 INCEPTION
                        1 YEAR       5 YEARS       10 YEARS      (10/19/87)
                        ------       -------       --------      ----------
Class I shares          20.54%       28.14%        17.75%        18.96%
S&P 500**               21.03%       28.54%        18.19%        18.71%
Lipper Average***       20.48%       28.07%        17.74%        18.24%

--------------------------------------------------------------------------------
*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) S&P 500 INDEX AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN

(10/31/87). Source: Lipper, Inc.

HOW THE PORTFOLIOS INVEST

INVESTMENT OBJECTIVES AND POLICIES

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success. The Fund's Board of Directors can change a Portfolio's investment policy if that policy is not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PRUDENTIAL GLOBAL PORTFOLIO

The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. To achieve this objective, the Portfolio invests primarily in equity and equity-related securities of foreign and U.S. companies. While the Portfolio makes every effort to achieve this objective, it can't guarantee success.

--------------------------------------------------------------------------------
GLOBAL INVESTING

This Portfolio is intended to provide investors with the opportunity to invest in companies located throughout the world. Although the Portfolio is not required to invest in a minimum number of countries, the Portfolio intends generally to invest in at least three countries, including the U.S. However, in response to market conditions, the Portfolio can invest up to 35% of its total assets in any one country other than the U.S.

When selecting stocks, the Portfolio uses a growth approach which means it looks for companies that have above-average growth prospects. In making its stock picks, the Portfolio looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies it chooses have superior management, a unique market niche or a strong new product.
--------------------------------------------------------------------------------

The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when it is restructuring. Investing heavily in these securities limits the Portfolio's ability to achieve its investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also use alternative investment strategies - including DERIVATIVES - to try to improve its returns, protect its assets or for short-term cash management.

The Portfolio may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

PRUDENTIAL JENNISON PORTFOLIO

The investment objective of this Portfolio is to achieve LONG TERM GROWTH OF CAPITAL. This means the Portfolio seeks investments whose price will increase over several years. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

--------------------------------------------------------------------------------
INVESTMENT STRATEGY
The Portfolio seeks to invest in equity securities of established companies with above-average growth prospects. The Portfolio selects stocks on a company-by-company basis using fundamental analysis. In making its stock picks, it looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies the Portfolio chooses have superior management, a unique market niche or a strong new product.

In pursuing the Portfolio's objective, the Portfolio normally invests 65% or more of its total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

For the balance of the Portfolio, the Portfolio may invest in common stocks, preferred stocks and other equity-related securities of companies that are undergoing changes in management, product and/or marketing dynamics which the Portfolio believes have not yet been reflected in reported earnings or recognized by investors.
--------------------------------------------------------------------------------

In addition, the Portfolio may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depository Receipts
(ADRS) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, the Portfolio may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the Portfolio's investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

The Portfolio may: purchase and sell options on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on those FUTURES CONTRACTS; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into short sales AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

In response to adverse market conditions, the Portfolio may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits the ability to achieve the Portfolio's investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

PRUDENTIAL MONEY MARKET PORTFOLIO

The investment objective of this Portfolio is to SEEK THE MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means the Portfolio seeks investments that will provide a high level of current income. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

--------------------------------------------------------------------------------
STEADY NET ASSET VALUE

The net asset value for the Portfolio will ordinarily remain at $10 per share because dividends are declared and reinvested daily. The price of each share remains the same, but you will have more shares when dividends are declared.

The Portfolio invests in a diversified portfolio of short-term debt obligations issued by the U.S. government, its agencies and instrumentalities, as well as commercial paper, asset backed securities, funding agreements, certificates of deposit, floating and variable rate demand notes, notes and other obligations issued by banks, corporations and other companies (including trust structures), and obligations issued by foreign banks, companies or foreign governments.
--------------------------------------------------------------------------------

The Portfolio makes investments that meet the requirements of specific rules for money market mutual funds, such as Investment Company Act Rule 2a-7. As such, the Portfolio will not acquire any security with a remaining maturity exceeding thirteen months, and the Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Portfolio will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that the Portfolio purchases present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that the Portfolio purchases will be denominated in U.S. dollars.

Commercial paper is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. Funding agreements are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. Certificates of deposit, time deposits and bankers' acceptances are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

The Portfolio may purchase debt securities that include demand features, which allow it to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of the Portfolio's expectation that it can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

The securities that the Portfolio may purchase may change over time as new types of money market instruments are developed. The Portfolio will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

The Portfolio may also use alternative investment strategies to try to improve its returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

The Portfolio may purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in A JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may use up to 10% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
--------------------------------------------------------------------------------


PRUDENTIAL STOCK INDEX PORTFOLIO

The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, the Portfolio attempts to duplicate the performance of the S&P 500 Index. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

--------------------------------------------------------------------------------
S&P 500 INDEX
The Portfolio attempts to duplicate the performance of the S&P 500 Index (500 Index), a market-weighted index which represents more than 70% of the market value of all publicly-traded common stocks.

Under normal conditions, the Portfolio attempts to invest in all 500 stocks represented in the S&P 500 Index in proportion to their weighting in the 500 Index. The Portfolio will attempt to remain as fully invested in the S&P 500 stocks as possible in light of cash flow into and out of the Portfolio.

--------------------------------------------------------------------------------

To manage investments and redemptions in the Portfolio, the Portfolio may temporarily hold cash or invest in high-quality money market instruments. To the extent it does so, the Portfolio's performance will differ from that of the 500 Index. The Portfolio attempts to minimize differences in the performance of the Portfolio and the 500 Index by using stock index FUTURES CONTRACTS, options on stock indexes and OPTIONS on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

The Portfolio may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

The Portfolio may: purchase and sell OPTIONS on stock indexes; purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
A STOCK'S INCLUSION IN THE S&P 500 INDEX IN NO WAY IMPLIES S&P'S OPINION AS TO THE STOCK'S ATTRACTIVENESS AS AN INVESTMENT. THE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE PORTFOLIO. "STANDARD & POOR'S," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF MCGRAW HILL.
--------------------------------------------------------------------------------

SP AIM AGGRESSIVE GROWTH PORTFOLIO

The Portfolio's investment objective is to achieve LONG-TERM GROWTH OF CAPITAL.


--------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK PORTFOLIO
The Portfolio invests primarily in the common stock of small and medium-sized companies that are anticipated to have excellent prospects for long-term growth of earnings.
--------------------------------------------------------------------------------

The Portfolio seeks to meet this objective by investing principally in securities of companies whose earnings the portfolio managers expect to grow more than 15% per year. The Portfolio will invest in small- and medium-sized growth companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The Portfolio may also invest up to 25% of its total assets in foreign securities. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Portfolio may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Portfolio may not achieve its investment objective.

SP AIM GROWTH AND INCOME PORTFOLIO

The Portfolio's investment objective is GROWTH OF CAPITAL with a secondary objective of current income.

The Portfolio may also invest in convertible securities whose values will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and price that is unfavorable to the Portfolio.

--------------------------------------------------------------------------------
A GROWTH AND INCOME PORTFOLIO
This Portfolio invests in a wide variety of equity securities and debt securities in an effort to achieve both capital appreciation as well as current income.
--------------------------------------------------------------------------------

The Portfolio seeks to meet this objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. The Portfolio may invest in corporate debt securities. Corporations issue debt securities of various types, including bonds and debentures (which are long-term), notes (which may be short- or long-term), bankers acceptances (indirectly secured borrowings to facilitate commercial transactions) and commercial paper (short-term unsecured notes). These securities typically provide for periodic payments of interest, at a rate which may be fixed or adjustable, with payment of principal upon maturity and are generally not secured by assets of the issuer or otherwise guaranteed.

The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Portfolio may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, the Portfolio will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.

The Portfolio may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. The values of such securities fluctuate inversely to interest rates.

To the extent consistent with its investment objective and policies, the Portfolio may invest in equity and/or debt securities issued by Real Estate Investment Trusts ("REITs"). Such investments will not exceed 25% of the total assets of the Portfolio.

To the extent that the Portfolio has the ability to invest in REITs, it could conceivably own real estate directly as a result of a default on the securities it owns. The Portfolio, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, environmental liability risks, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

The Portfolio may hold foreign securities. Such investments may include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and other securities representing underlying securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

The Portfolio has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. The Portfolio may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency.

For the purpose of realizing additional income, the Portfolio may make secured LOANS of portfolio securities amounting to not more than 33-1/3% of its total assets.

The Portfolio may invest in REVERSE REPURCHASE AGREEMENTS with banks. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid securities having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Portfolio under the 1940 Act.

The Portfolio may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Portfolio may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the Portfolio may not achieve its investment objective.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the Portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO

The investment objective of this Portfolio is GROWTH OF CAPITAL BY PURSUING AGGRESSIVE INVESTMENT POLICIES.

--------------------------------------------------------------------------------
LARGE CAP GROWTH
The Portfolio usually invests in about 40-50 companies, with the 25 most highly regarded of these companies generally constituting approximately 70% of the Portfolio's net assets. Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets
--------------------------------------------------------------------------------

Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. During market declines, while adding to positions in favored stocks, the Portfolio becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully-valued positions, the Portfolio becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Portfolio also may invest up to 20% of its net assets in CONVERTIBLE SECURITIES.

The Portfolio will invest in special situations from time to time. A special situation arises when, in the opinion of Alliance, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among other, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities.

Among the principal risks of investing in the Portfolio is market risk. Because the Portfolio invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value.

The Portfolio seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Portfolio normally invests at least 85% of its total assets in the equity securities of U.S. companies. A U.S. company is a company that is organized under United States law, has its principal office in the United States and issues equity securities that are traded principally in the United States. The Portfolio is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Portfolio is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Portfolio emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Portfolio, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes.

Alliance expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Portfolio also may:

o    invest up to 15% of its total assets in FOREIGN SECURITIES;

o purchase and sell exchange-traded index options and stock index FUTURES CONTRACTS;

o write covered exchange-traded call OPTIONS on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

o    make SHORT SALES "AGAINST THE BOX" of up to 15% of its net assets; and

o    invest up to 10% of its total assets in ILLIQUID SECURITIES.

The Portfolio may invest in a wide variety of equity securities including large cap stock, convertible and preferred securities, warrants and rights. The Portfolio may also invest in foreign securities, including foreign equity securities, American Depository Receipts (ADRs) and other similar securities that represent interests in foreign equity securities, such as European Depository Receipts (EDRs) and Global Depository Receipts
(GDRs). The Portfolio may also invest in derivatives and in short term investments, including money market securities, short term U.S. government obligations, repurchase agreements, commercial paper, banker's acceptances and certificates of deposit.

SP ALLIANCE TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------
A TECHNOLOGY PORTFOLIO
This Portfolio normally invests at least 80% of its assets in technology.
--------------------------------------------------------------------------------

The Portfolio emphasizes GROWTH OF CAPITAL AND INVESTS FOR CAPITAL APPRECIATION. Current income is only an incidental consideration. The Portfolio may seek income by writing listed call OPTIONS. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Portfolio will normally have at least 80% of its assets invested in the securities of these companies. The Portfolio normally will have substantially all of its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price appreciation. The Portfolio will invest in listed and unlisted securities, in U.S. securities, and up to 10% of its total assets in foreign securities.

The Portfolio's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Portfolio also may:

     o write covered call OPTIONS on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

     o    invest up to 10% of its total assets in WARRANTS;

     o    invest up to 15% of its net assets in ILLIQUID SECURITIES; and

     o    make LOANS OF PORTFOLIO SECURITIES of up to 30% of its total assets.

Because the Portfolio invests primarily in technology companies, factors affecting those types of companies could have a significant effect of the Portfolio's net asset value. In addition, the Portfolio's investments in technology stocks, especially those of small, less-seasoned companies, tend to be more volatile than the overall market. The Portfolio's investments in debt and foreign securities have credit risk and foreign risk.

The Portfolio normally will have substantially all of its assets invested in equity securities, but also invests in debt securities offering an opportunity for price appreciation. The Portfolio may invest in listed and unlisted securities, in U.S. securities and in foreign securities. The Portfolio may also write covered call options on its securities and purchase exchange-listed call and put options, including exchange-traded index put options. The Portfolio may also invest in warrants, convertibles, preferred securities, and OTC options.

SP ASSET ALLOCATION PORTFOLIOS

There are four Asset Allocation Portfolios, entitled SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. The investment objective of each of the Portfolios is to OBTAIN THE HIGHEST POTENTIAL TOTAL RETURN CONSISTENT WITH THE SPECIFIED LEVEL OF RISK TOLERANCE. The definition of risk tolerance level is not a fundamental policy and, therefore, can be changed by the Board at any time. The Asset Allocation Portfolios are designed for:

     o the investor who wants to maximize total return potential, but lacks the time, or expertise to do so effectively;

     o the investor who does not want to watch the financial markets in order to make periodic exchanges among portfolios;

     o the investor who wants to take advantage of the risk management features of an asset allocation program; and

Each of the Asset Allocation Portfolios invests in a combination of shares of other Portfolios. The investor chooses a Asset Allocation Portfolio by determining which risk tolerance level most closely corresponds to the investor's individual planning needs, objectives and comfort.

With respect to each of the four Asset Allocation Portfolios, Prudential Investments Fund Management LLC reserves the right to alter the percentage allocations indicated below and/or the other Fund Portfolios in which the Asset Allocation Portfolio invests if market conditions warrant. Although we will make every effort to meet each Asset Allocation Portfolio's investment objective, we can't guarantee success.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
AN AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
This Portfolio aggressively seeks capital appreciation by investing in large cap equity Portfolios, international Portfolios, and small/mid cap equity Portfolios.
--------------------------------------------------------------------------------

The SP Aggressive Growth Asset Allocation Portfolio is composed of:


o a large capitalization equity component (approximately 40% of the Portfolio, invested in shares of the SP Davis Value Portfolio, the SP Alliance Large Cap Growth Portfolio, and the Prudential Jennison Portfolio); and

o an international shares of the component SP Jennison (approximately International 35% of the Growth Portfolio, Portfolio and invested in the SP Deutsche International Equity Portfolio); and

o a small/mid capitalization equity component (approximately 25% of the Portfolio, invested in shares of the SP Small/Mid Cap Value Portfolio and the SP Prudential U.S. Emerging Growth Portfolio).

SP BALANCED ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
A BALANCE BETWEEN CURRENT INCOME AND CAPITAL APPRECIATION
This Portfolio seeks to balance current income and growth of capital by investing in fixed income Portfolios, large cap equity Portfolios, small/mid cap equity Portfolios, and international equity Portfolios
--------------------------------------------------------------------------------

The SP Balanced Asset Allocation Portfolio is composed of:

o a fixed income component (approximately 40% of and international equity Portfolios the Portfolio, invested in shares of the SP PIMCO Total Return Portfolio and the SP PIMCO High Yield Portfolio); and

o a large capitalization equity component (approximately 35% of the Portfolio, invested in shares of the SP Davis Value Portfolio, the SP Alliance Large Cap Growth Portfolio, and the Prudential Jennison Portfolio); and

o a small/mid capitalization equity component (approximately 15% of the Portfolio, invested in shares of the SP Small/Mid Cap Value Portfolio and the SP Prudential U.S. Emerging Growth Portfolio); and

o an international component (approximately 10% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio and the SP Deutsche International Equity Portfolio).

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
AN ASSET ALLOCATION PORTFOLIO INVESTING PRIMARILY IN FIXED INCOME FUNDS
This Portfolio is invested in fixed income, large cap equity, and small/mid cap equity Portfolios.
--------------------------------------------------------------------------------

The SP Conservative Asset Allocation Portfolio is
Portfolio is composed of:

o a fixed income component (approximately 60% of the Portfolio, invested in shares of the SP PIMCO Total Return Portfolio and the SP PIMCO High Yield Portfolio); and

o a large capitalization equity component (approximately 30% of the Portfolio, invested in shares of the SP Davis Value Portfolio, the SP Alliance Large Cap Growth Portfolio, and the Prudential Jennison Portfolio); and

o a small/mid capitalization equity component (approximately 10% of the Portfolio, invested in shares of the SP Small/Mid Cap Value Portfolio and the SP Prudential U.S. Emerging Growth Portfolio).

SP GROWTH ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
AN ASSET ALLOCATION PORTFOLIO INVESTING PRIMARILY IN GROWTH PORTFOLIOS
This Portfolio seeks to provide long-term growth of capital with consideration also given to current income.
--------------------------------------------------------------------------------

The Growth Asset Allocation Portfolio is composed of:

o a large capitalization equity component (approximately 45% of the Portfolio, invested in shares of the SP Davis Value Portfolio, the SP Alliance Large Cap Growth Portfolio, and the Prudential Jennison Portfolio); and

o a fixed income component (approximately 20% of the Portfolio, invested in shares of the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio); and

o an international component (approximately 20% of the Portfolio, invested in shares of the SP Jennison International Growth Portfolio and the SP Deutsche International Equity Portfolio); and

o a small/mid capitalization equity component (approximately 15% of the Portfolio, invested in shares of the SP Small/Mid Cap Value Portfolio and the SP Prudential U.S. Emerging Growth Portfolio).

SP DAVIS VALUE PORTFOLIO

SP Davis Value Portfolio's investment objective is GROWTH OF CAPITAL.

--------------------------------------------------------------------------------
THE DAVIS BACK-TO-BASICS APPROACH
Under the Davis philosophy, Davis seeks to identify companies possessing ten basic characteristics, which Davis believes will foster sustainable long-term growth.
--------------------------------------------------------------------------------

In keeping with the Davis investment philosophy, the portfolio managers select common stock that offer the potential for capital growth over the long-term. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion, but it may also invest in foreign companies and U.S. companies with smaller capitalizations.

COMMON STOCKS

WHAT THEY ARE. Common stock represents ownership of a company.

HOW THEY PICK THEM. The Davis investment philosophy stresses a back-to-basics approach: they use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that they believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, Davis searches for those possessing several of the characteristics that are listed below.

WHY WE BUY THEM. SP Davis Value Portfolio buys common stock to take an ownership position in companies with growth potential, and then holds that position long enough to realize the benefits of growth.

The Portfolio may also invest in foreign securities, primarily as a way of providing additional opportunities to invest in quality overlooked growth stocks. Investment in foreign securities can also offer the Portfolio the potential for economic diversification.

WHAT DAVIS LOOKS FOR IN A COMPANY

1. FIRST-CLASS MANAGEMENT. The Davis investment philosophy believes that great companies are created by great managers. In visiting companies, they look for managers with a record of doing what they say they are going to do.

2. MANAGEMENT OWNERSHIP. Just as they invest heavily their own Portfolios, they look for companies where individual managers own a significant stake.

3. STRONG RETURNS ON CAPITAL. They want companies that invest their capital wisely and reap superior returns on those investments.

4. LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.


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5. DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.

6. PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.

7. STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.

8. COMPETITIVE PRODUCTS OR SERVICES. They invest in companies with products that are not vulnerable to obsolescence.

9. SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.

10. INNOVATION. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Portfolio invests primarily in the common stock of large capitalization domestic companies. There are other securities in which the Portfolio may invest, and investment strategies which the Portfolio may employ, but they are not principal investment strategies.

The Portfolio uses short-term investments to maintain flexibility while evaluating long-term opportunities. The Portfolio also may use short-term investments for temporary defensive purposes; in the event the portfolio managers anticipate a decline in the market values of common stock of large capitalization domestic companies, they may reduce the risk by investing in short-term securities until market conditions improve. Unlike common stocks, these investments will not appreciate in value when the market advances. In such a circumstance, the short-term investments will not contribute to the Portfolio's investment objective.

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
INTERNATIONAL EQUITIES FROM DEVELOPED COUNTRIES
The Portfolio invests primarily in the stocks of companies located in developed foreign countries that make up the MSCI EAFE Index, plus Canada. The Portfolio also may invest in emerging markets securities.
--------------------------------------------------------------------------------

The Portfolio seeks LONG-TERM CAPITAL APPRECIATION.Under normal circumstances, the Portfolio invests at least 65% of its total assets in the stocks and other securities with equity characteristics of companies in developed countries outside the United States. The Portfolio invests for capital appreciation, not income; any dividend or interest income is incidental to the pursuit of that goal. While the Portfolio gives priority to capital appreciation, it cannot offer any assurance of achieving this goal.

STRATEGY


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The Portfolio invests for the long term. The Portfolio employs a strategy of growth at a reasonable price. The Portfolio seeks to identify companies outside the United States that combine strong potential for earnings growth with reasonable investment value. Such companies typically exhibit increasing rates of profitability and cash flow, yet their share prices compare favorably to other stocks in a given market and to their global peers. In evaluating stocks, the Portfolio considers factors such as sales, earnings, cash flow and enterprise value. Enterprise value is a company's market capitalization plus the value of its net debt. The Portfolio further considers the relationship between these and other quantitative factors. Together, these indicators of growth and value may identify companies with improving prospects before the market in general has taken notice.

PRINCIPAL INVESTMENTS

Almost all the companies in which the Portfolio invests are based in the developed foreign countries that make up the MSCI EAFE Index, plus Canada. The Portfolio may also invest a portion of its assets in companies based in the emerging markets of Latin America, the Middle East, Europe, Asia and Africa if it believes that its return potential more than compensates for the extra risks associated with these markets. Under normal market conditions investment in emerging markets is not considered to be a central element of the Portfolio's strategy. Typically, the Portfolio will not hold more than 15% of its net assets in emerging markets. The Portfolio may invest in a variety of debt securities, equity securities, and other instruments, including convertible securities, warrants, foreign securities, options (on stock, debt, stock indices, foreign currencies, and futures), futures, forward foreign currency exchange contracts, interest rate swaps, loan participations, reverse repurchase agreements, dollar rolls, when-issued and delayed delivery securities, short sales, and illiquid securities. We explain each of these instruments in detail in the Statement of Additional Information.

INVESTMENT PROCESS

Company research lies at the heart of Deutsche's investment process, as it does with many stock mutual fund portfolios. Several thousand companies are tracked to arrive at the approximately 100 stocks the Portfolio normally holds. But the process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines--regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of the investment process.

Temporary Defensive Position. The Portfolio may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Portfolio may invest up to 100% of its assets in U.S. or foreign government money market investments, or other short-term bonds that offer comparable safety, if the situation warranted. To the extent the Portfolio might adopt such a position over the course of its duration, the Portfolio may not meet its goal of long-term capital appreciation.

RISKS

Below are set forth some of the prominent risks associated with international investing.

PRIMARY RISKS


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Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities an investor has selected will not perform to expectations. To minimize this risk, Bankers Trust monitors each of the stocks in the Portfolio according to three basic quantitative criteria. They subject a stock to intensive review if:

o its rate of price appreciation begins to trail that of its national stock index,

o the financial analysts who follow the stock, both within Bankers Trust and outside, cut their estimates of the stock's future earnings; or

o the stock's price approaches the downside target set when they first bought the stock (and may since have modified to reflect changes in market and economic conditions).

In this review, Bankers Trust seeks to learn if the deteriorating performance accurately reflects deteriorating prospects or if it merely reflects investor overreaction to temporary circumstances.

Foreign Stock Market Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the Portfolio invests, Bankers Trust analyzes countries and regions to try to anticipate these risks.

o Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States. Since the "numbers" themselves sometimes mean different things, Bankers Trust devotes much of its research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

o Liquidity Risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches an estimate of its value.

o Regulatory Risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

In an effort to reduce these foreign stock market risks, the Portfolio diversifies its investments, just as you may spread your investments among a range of securities so that a setback in one does not overwhelm your entire strategy. In this way, a reversal in one market or stock need not undermine the pursuit of long-term capital appreciation.

Currency Risk. The Portfolio invests in foreign securities denominated in foreign currencies. This


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


creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the U.S. dollar amount of income or gain received on these securities. Bankers Trust seeks to minimize this risk by actively managing the currency exposure of the Portfolio.

Emerging Market Risk. To the extent that the Portfolio does invest in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. For all these reasons, the Portfolio carefully limits and balances its commitment to these markets.

SECONDARY RISKS

Small Company Risk. Although the Portfolio generally invests in the shares of large, well-established companies, it may occasionally take advantage of exceptional opportunities presented by small companies. Such opportunities pose unique risks. Small company stocks tend to experience steeper price fluctuations
- down as well as up - than the stocks of larger companies. A shortage of reliable information - the same information gap that creates opportunity in small company investing - can also pose added risk. Industrywide reversals have had a greater impact on small companies, since they lack a large company's financial resources. Finally, small company stocks are typically less liquid than large company stocks; when things are going poorly, it is harder to find a buyer for a small company's shares.

Pricing Risk. When price quotations for securities are not readily available, Bankers Trust determines their value by the method that most accurately reflects their current worth in the judgment of the Board. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them.

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO

The Portfolio seeks long-term capital growth.

--------------------------------------------------------------------------------
A SMALL CAP STOCK PORTFOLIO
The Portfolio generally invests at least 65% of its total assets in the stocks of small companies with market capitalizations under $2 billion at the time of purchase. The Portfolio may invest up to 35% of its total assets in the stocks of companies with market capitalizations in excess of $2 billion.
--------------------------------------------------------------------------------

The Portfolio seeks LONG-TERM CAPITAL GROWTH. Most holdings are in small-capitalization companies. INVESCO is primarily looking for companies in the the potential for accelerated developing stages of their life cycles, which are currently priced below INVESCO's estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer earnings growth of sales, new products, management changes, or structural changes in the economy. The Portfolio may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

Most holdings are in small-capitalization companies - those with market capitalizations under $2 billion at the time of purchase. Although not a principal investment, the Portfolio may invest in DERIVATIVES. A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments.

Although not a principal investment, the Portfolio may invest in OPTIONS AND FUTURES. Options and futures are common types of derivatives that the Portfolio may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

Although not a principal investment, the Portfolio may invest in REPURCHASE AGREEMENTS. In addition, the Portfolio may invest in debt securities, ADRs, convertible securities, junk bonds, warrants, options (on stock, debt, stock indices, currencies, and futures), forward foreign currency exchange contracts, interest rate swaps, when-issued and delayed delivery securities, short sales against-the-box, U.S. government securities, Brady Bonds, and illiquid securities. The Portfolio may lend its portfolio securities. We provide additional information on these types of securities in the Statement of Additional Information.

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO

--------------------------------------------------------------------------------
A FOREIGN STOCK GROWTH PORTFOLIO
The Portfolio seeks long-term growth by investing in the common stock of foreign companies. The Portfolio generally invests in about 60 securities of issuers located in at least five different foreign countries.
--------------------------------------------------------------------------------

The investment objective of the Portfolio is to SEEK LONG-TERM GROWTH OF CAPITAL. The Portfolio seeks to achieve its objective through investment in equity-related securities of foreign companies. This means the Portfolio seeks investments--primarily the common stock of foreign companies--that will increase in value over a period of years. A company is considered to be a foreign company if it satisfies at least one of the following criteria: its securities are traded principally on stock exchanges in one or more foreign countries; it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; it maintains 50% or more of its assets in one or more foreign countries; it is organized under the laws of a foreign country; or its principal executive office is located in a foreign country.

The Portfolio invests in about 60 securities of primarily non-U.S. growth companies whose shares appear attractively valued on a relative and absolute basis. The Portfolio invests in at least five countries outside of the U.S. The Portfolio looks for companies that have above-average actual and potential earnings growth over the long term and strong financial and operational characteristics. The Portfolio selects stocks on the basis of individual company research. Thus, country, currency and industry weightings are primarily the result of individual stock selections. Although the Portfolio may invest in companies of all sizes, the Portfolio typically focuses on large and medium sized companies. Under normal conditions, the Portfolio intends to invest at least 65% of its total assets in the equity-related securities of foreign companies in at least five foreign countries. The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not the U.S.

The principal type of equity-related security in which the Portfolio invests is common stock. In addition to common stock, the Portfolio may invest in other equity-related securities that include, but are not limited to, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible or exchangeable for common or preferred stock and master limited partnerships. The Portfolio may also invest in AMERICAN DEPOSITORY RECEIPTS (ADRS). We consider ADRs to be equity-related securities.

HOW THE PORTFOLIO INVESTS

In deciding which stocks to purchase for the Portfolio, Jennison looks for growth companies that have both strong fundamentals and appear to be attractively valued relative to their growth potential. Jennison uses a bottom-up approach in selecting securities for the Portfolio, which means that they select stocks based on individual company research, rather than allocating by country or sector. In researching which stocks to buy, they look at a company's basic financial and operational characteristics as well as compare the company's stock price to the price of stocks of other companies that are its competitors, absolute historic valuation levels for that company's stock, its earnings growth and the price of existing portfolio holdings. Another important part of Jennison's research process is to have regular contact with management of the companies that they purchase in order to confirm earnings expectations and to assess management's ability to meet its stated goals. Although the Portfolio may invest in companies of all sizes, it typically focuses on large and medium sized companies.

Generally, Jennison looks for companies that have one or more of the following characteristics: actual and potential growth in earnings and cash flow; actual and improving profitability; strong balance sheets; management strength; and strong market share for the company's products.

In addition, Jennison looks for companies whose securities appear to be attractively valued relative to: each company's peer group; absolute historic valuations; and existing holdings of the Portfolio. Generally, they consider selling a security when there is an identifiable change in a company's fundamentals or when expectations of future earnings growth become fully reflected in the price of that security.

The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Portfolio. To obtain a copy, see the back cover page of this prospectus.

OTHER INVESTMENTS AND STRATEGIES

MONEY MARKET INSTRUMENTS, BONDS AND OTHER FIXED-INCOME OBLIGATIONS

Money market instruments and bonds are known as fixed-income securities because issuers of these securities are obligated to pay interest and principal. Typically, FIXED-INCOME securities don't increase or decrease in value in relation to an issuer's financial condition or business prospects as stocks may, although their value does fluctuate inversely to changes in interest rates generally and directly in relation to their perceived credit quality. The Portfolio may buy obligations of companies, foreign countries or the U.S. Government. Money market instruments include the commercial paper and short-term obligations of foreign and domestic corporations, banks and governments and their agencies.


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


Generally, the Portfolio will purchase only "INVESTMENT-GRADE" commercial paper and bonds. This means the commercial paper and bonds have received one of the four highest quality ratings determined by Moody's Investors Service, Inc. ("Moody's"), or Standard & Poor's Ratings Group (S&P), or one of the other nationally recognized statistical rating organizations (NRSROs). Obligations rated in the fourth category (Baa for Moody's or BBB for S&P) have speculative characteristics and are subject to a greater risk of loss of principal and interest. On occasion, the Portfolio may buy instruments that are not rated, but that are of comparable quality to the investment-grade bonds described above.

TEMPORARY DEFENSIVE INVESTMENTS

In response to adverse market, economic or political conditions, the Portfolio may temporarily invest up to 100% of its assets in money market instruments or in the stock and other equity-related securities of U.S. companies. Investing heavily in money market instruments limits our ability to achieve capital appreciation, but may help to preserve the Portfolio's assets when global or international markets are unstable. When the Portfolio is temporarily invested in equity-related securities of U.S. companies, the Portfolio may achieve capital appreciation, although not through investment in foreign companies.

REPURCHASE AGREEMENTS

The Portfolio may also use REPURCHASE AGREEMENTS.

DERIVATIVE STRATEGIES
The Portfolio may use a number of alternative derivative strategies--including DERIVATIVES--to try to improve its returns or protect its assets, although the Portfolio cannot guarantee these strategies will work, that the instruments necessary to implement these strategies will be available, or that the Portfolio will not lose money.

OPTIONS

The Portfolio may purchase and sell put and call OPTIONS on equity securities, stock indices and foreign currencies that are traded on U.S. or foreign securities exchanges, on NASDAQ or in the over-the-counter market.

FUTURES CONTRACTS AND RELATED OPTIONS, FOREIGN CURRENCY FORWARD CONTRACTS The Portfolio may purchase and sell stock and bond index futures contracts and related options on stock and bond index futures. The Portfolio also may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts.

OTHER STRATEGIES
The Portfolio follows certain policies when it borrows money (the Portfolio can borrow up to 33-1/3% of the value of its total assets); lends its securities to others (as an operating policy, which may be changed without stockholder approval, the Portfolio will not lend more than 30% of the value of its total assets, which for this purpose includes the value of any collateral received in the transaction); and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including restricted securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see "Investment Restrictions" in the SAI.

SP LARGE CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
A LARGE CAP VALUE PORTFOLIO
The Portfolio normally invests at least 65% of its assets in stocks of companies with large market capitalizations. The Portfolio invests in "value" stocks.
--------------------------------------------------------------------------------

FMR normally invests at least 65% of the Portfolio's total assets in common stocks of companies with large market capitalizations. FMR defines large market capitalization companies as companies with market capitalizations equaling or exceeding $1 billion at the time of the Portfolio's investment. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have large market capitalizations for purposes of the 65% policy.

PRINCIPAL INVESTMENT STRATEGIES

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. The stocks of these companies are often called "value" stocks.

FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates, and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Portfolio may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITIES TYPES

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect the Portfolio's performance. The Portfolio's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. The Portfolio's reaction to these developments will be affected by the types of the securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the securities of that issuer. When you sell units corresponding to shares of the Portfolio, they could be worth more or less than what you paid for them.

In addition to company risk, derivatives risk, foreign investment risk, leveraging risk, liquidity risk, management risk, and market risk, the following factor can significantly affect the Portfolio's performance:

"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

--------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES IN BOTH U.S. AND FOREIGN STOCKS
The Portfolio invests primarily in stocks, convertible securities, and depository receipts of companies in both the United States and in foreign countries.
--------------------------------------------------------------------------------

The Portfolio invests, under normal market conditions, AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCKS AND RELATED SECURITIES, SUCH AS PREFERRED STOCKS, CONVERTIBLE SECURITIES AND DEPOSITORY RECEIPTS FOR THOSE SECURITIES. The portfolio focuses on COMPANIES WHICH MFS BELIEVES HAVE FAVORABLE GROWTH PROSPECTS AND ATTRACTIVE VALUATIONS BASED ON CURRENT AND EXPECTED EARNINGS OR CASH FLOW. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's portfolio manager and MFS's large group of equity research analysts. The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Because the Portfolio is new, it does not yet have any performance history. Generally, the SP MFS Capital Opportunities Portfolio will invest no more than (i) 35% of its net assets in foreign securities and (ii) 15% in lower rated bonds, and the Portfolio will not lend more than 30% of the value of its securities.

The Portfolio can invest in a wide variety of debt and equity securities, including corporate debt, lower-rated bonds, U.S. Government securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, Brady Bonds, depository receipts, forward contracts, futures contracts, investment company securities, options (on currencies, futures, securities and stock indices), repurchase agreements, reverse repurchase agreements, dollar rolls, restricted securities, short sales, warrants, and when-issued securities. The Portfolio may lend its securities


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


and borrow from a bank. The Portfolio also may assume a temporary defensive position. We provide more detail in the Statement of Additional Information.

SP MFS MID CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
A MID-CAP GROWTH STOCK PORTFOLIO
The Portfolio invests primarily in companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell MidcapTM Growth Index range at the time of purchase.
--------------------------------------------------------------------------------

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities, of companies with medium market capitalization which the Portfolio's investment adviser believes have above-average growth potential.

Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Portfolio's investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the fund's 65% investment policy. As of February 29, 2000, the top of the Russell Midcap(TM) Growth Index range was $59.6 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. MFS uses a bottom-up, as opposed to a top-down, investment style in managing Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager and MFS' large group of equity research analysts.

The Portfolio is a non-diversified mutual portfolio. This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers. The Portfolio may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies. The Portfolio is expected to engage in active and frequent trading to achieve its principal investment strategies. Generally, the SP MFS Mid Cap Growth Portfolio will invest no more than (i) 20% of its net assets in foreign securities and (ii) 10% in lower rated bonds, and the Portfolio will not lend more than 30% of the value of its securities. The Portfolio may invest in a variety of debt securities, equity securities, and other instruments, including corporate debt, lower-rated bonds, U.S. government securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, depository receipts, emerging markets equity securities, forward contracts, futures contracts, investment company securities, options (on currencies, futures, securities, and stock indices), repurchase agreements, restricted securities, short sales, short sales against-the-box, short-term debt, warrants, and when-issued securities. The Portfolio may borrow for temporary purposes, assume a temporary defensive position, and lend its portfolio securities. You can find more detail in the Statement of Additional Information.

SP PIMCO HIGH YIELD PORTFOLIO


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--------------------------------------------------------------------------------
A HIGH-YIELD, HIGH-RISK BOND PORTFOLIO
The Portfolio invests primarily in high-yield, high-risk bonds, also known as "junk bonds."
--------------------------------------------------------------------------------

Under normal circumstances, the Portfolio invests AT LEAST 65% OF ITS ASSETS IN JUNK BONDS. The Portfolio may invest up to 15% of its assets in DERIVATIVE instruments, such as options, futures contracts or swap agreements. The Portfolio may also invest in mortgage- or asset-backed securities. The Portfolio may LEND its portfolio securities to brokers, dealers, and other financial institutions to earn income.

The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

In selecting securities for the Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

The Portfolio may invest in Brady Bonds, which are described below in the section on the PIMCO Total Return Portfolio.

Securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's Ratings Services ("S&P") are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

The Portfolio may invest in inflation-indexed bonds, which are described below in the section on the PIMCO Total Return Portfolio.

The Portfolio may invest in CONVERTIBLE SECURITIES.


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


The Portfolio may invest in MORTGAGE-OR OTHER ASSET-BACKED SECURITIES.

The Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, which are described in the section on SP PIMCO Total Return Portfolio.

For the purpose of achieving income, each Portfolio may LEND ITS PORTFOLIO SECURITIES to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.

The Portfolio may make SHORT SALES as part of its overall portfolio management strategies or to offset a potential decline in value of a security.

The Portfolio may purchase securities which it is eligible to purchase on a WHEN-ISSUED OR DELAYED DELIVERY BASIS, and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments).

The Portfolio may enter into REPURCHASE AGREEMENTS.

The Portfolio may enter into REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS, subject to a Portfolio's limitations on borrowings.

The Portfolio may invest in "event-linked bonds," which are described in the section below on the SP PIMCO Total Return Portfolio.

The Portfolio may invest up to 15% of its net assets in ILLIQUID SECURITIES.

The Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

For temporary or defensive purposes, the Portfolio may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Portfolio engages in such strategies, it may not achieve its investment objective.

SP PIMCO TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
AN INVESTMENT GRADE BOND PORTFOLIO
The Portfolio invests primarily in investment grade debt securities, including foreign debt securities, but may invest some of its assets in junk bonds.
--------------------------------------------------------------------------------

The Portfolio invests primarily in INVESTMENT GRADE DEBT SECURITIES, BUT MAY INVEST UP TO 10% OF ITS ASSETS IN HIGH YIELD SECURITIES ("JUNK BONDS") RATED B OR HIGHER BY MOODY'S OR S&P OR, IF UNRATED, DETERMINED BY PIMCO TO BE OF COMPARABLE QUALITY. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Portfolio may invest all of its assets in DERIVATIVE INSTRUMENTS, such as options, FUTURES contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may LEND its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

In selecting securities for a Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

The Portfolio may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.

Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The Portfolio may invest in CONVERTIBLE SECURITIES.

The Portfolio may invest in MORTGAGE- OR OTHER ASSET-BACKED SECURITIES.

The Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional Portfolios, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Directors in an amount sufficient to meet such commitments. Delayed loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

For the purpose of achieving income, each Portfolio may LEND ITS PORTFOLIO SECURITIES to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized.

The Portfolio may make SHORT SALES as part of its overall portfolio management strategies or to offset a potential decline in value of a security.

The Portfolio may purchase securities which it is eligible to purchase on a WHEN-ISSUED OR DELAYED DELIVERY BASIS, and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments).

The Portfolio may enter into REPURCHASE AGREEMENTS.

The Portfolio may enter into REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS, subject to a Fund's limitations on borrowings.

The Portfolio may invest in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

The Portfolio may invest up to 15% of its net assets in ILLIQUID SECURITIES.

The Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

For temporary or defensive purposes, the Portfolio may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Portfolio engages in such strategies, it may not achieve its investment objective.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

--------------------------------------------------------------------------------
A SMALL/MEDIUM-SIZED STOCK PORTFOLIO
The Portfolio invests primarily in the stocks of small and medium-sized companies with the potential for above-average growth.
--------------------------------------------------------------------------------

The Portfolio's investment objective is LONG-TERM CAPITAL APPRECIATION. This means the Portfolio seeks investments whose price will increase over several years. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

WE'RE GROWTH INVESTORS

In deciding which equities to buy, the Portfolio uses what is known as a growth investment style. This means the Portfolio invests in companies that it believes could experience superior sales or earnings growth. In pursuing this objective, the Portfolio normally invests at least 65% of the Portfolio's total assets in equity securities of small and medium-sized U.S. companies with the potential for above-average growth. The Portfolio considers small and medium-sized companies to be those with market capitalizations beginning at $500 million. The upper capitalization limit is 300% of the dollar-weighted median market capitalization of the S&P 400 Mid-Cap Index. As of December 31, 1999, this number was $9 billion. Market capitalization is measured at the time of measurement.

In addition to buying equities, the Portfolio may invest in other equity-related securities. Equity-related securities include AMERICAN DEPOSITORY RECEIPTS
(ADRs); common stocks; nonconvertible preferred stocks; WARRANTS and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITS); and similar securities.

The Portfolio also may buy CONVERTIBLE SECURITIES. These are securities--like bonds, corporate notes and preferred stocks--that it can convert into the company's common stock or some other equity security. The Portfolio will only invest in investment-grade convertible securities. Generally, the Portfolio considers selling a security when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movements.

For more information, see the Statement of Additional Information.

OTHER INVESTMENTS AND STRATEGIES

In addition to the principal strategies, the Portfolio also may use the following investment strategies to try to increase its returns or protect its assets if market conditions warrant.

OTHER EQUITY SECURITIES

The Portfolio can invest up to 35% of total assets in equity securities of companies with larger or smaller market capitalizations than previously noted. The Portfolio may participate in the initial public offering (IPO) market. IPO investments may increase the Portfolio's total returns. As the Portfolio's assets grow, the impact of IPO investments will decline, which may reduce the Portfolio's total returns.

FOREIGN SECURITIES

The Portfolio can invest up to 35% of total assets in FOREIGN SECURITIES, including stocks and other equity-related securities, money market instruments and other investment-grade fixed-income securities of foreign issuers, including those in developing countries. For purposes of the 35% limit, the Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

FIXED-INCOME OBLIGATIONS, INCLUDING BONDS AND MONEY MARKET INSTRUMENTS

Fixed-income obligations include bonds and notes. The Portfolio can invest up to 35% of total assets in investment-grade corporate or government obligations. Investment-grade obligations are rated in one of the top four long-term quality ratings by a major rating service (such as Baa/BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, respectively). The Portfolio also may invest in obligations that are not rated, but which it believes to be of comparable quality. Obligations rated in the fourth category (Baa/BBB) have speculative characteristics. These lower-rated obligations are subject to a greater risk of loss of principal and interest. Generally, fixed-income securities provide a fixed rate of return, but provide less opportunity for capital appreciation than investing in stocks. The Portfolio will purchase money market instruments only in one of the two highest short-term quality ratings of a major rating service.

TEMPORARY DEFENSIVE INVESTMENTS

In response to adverse market, economic or political conditions, the Portfolio may temporarily invest up to 100% of the Portfolio's assets in cash or money market instruments. Investing heavily in these securities limits the Portfolio's ability to achieve capital appreciation, but can help to preserve its assets when the equity markets are unstable.

REPURCHASE AGREEMENTS

The Portfolio may also use REPURCHASE AGREEMENTS.

FOREIGN CURRENCY FORWARD CONTRACTS

The Portfolio may enter into foreign currency forward contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. The Portfolio may enter into such contracts on a spot, that is, cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency.

DERIVATIVE STRATEGIES

The Portfolio may use various derivative strategies to try to improve its returns or protect its assets.


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


The Portfolio cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES

The Portfolio may invest in securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government. These obligations, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

MORTGAGE-RELATED SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES.

The Portfolio may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

OPTIONS TRANSACTIONS

The Portfolio may purchase and write (that is, sell) put and call options on securities, stock indexes and currencies that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to seek to enhance return or to protect against adverse price fluctuations in securities in the Portfolio's portfolio. These options will be on equity securities, financial indexes (for example, S&P 500 Stock Index) and foreign currencies. The Portfolio may write put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. The Portfolio also may purchase put and call options to offset previously written put and call options of the same series. The Portfolio will write only "covered" options. In addition to options on securities, the Portfolio may also purchase and sell put and call options on securities indexes traded on U.S. or foreign securities exchanges or traded in the over-the-counter markets.

FUTURES CONTRACTS AND OPTIONS THEREON

The Portfolio may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade to reduce certain risks of its investments and to attempt to enhance return in accordance with regulations of the Commodity Futures Trading

Commission (CFTC).

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio can borrow up to 20% of the value of its total assets); LENDS ITS SECURITIES to others (the Portfolio can lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

PORTFOLIO TURNOVER

As a result of the strategies described above, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases or sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other transaction costs and can affect the Portfolio's performance.

SP SMALL/MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
A SMALL/MID CAP VALUE PORTFOLIO
The Portfolio normally invests at least 65% of its total assets in companies with small to medium market capitalizations. The Portfolio invests in "value" stocks
--------------------------------------------------------------------------------

FMR normally invests at least 65% of the Portfolio's total assets in common stocks of companies with small to medium market capitalizations. Small to medium market capitalization companies are those companies with market capitalizations similar to the market capitalization of companies in the Russell 2000 or the Russell MidCap at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small to medium market capitalization for purposes of the 65% policy. The size of companies in the Russell 2000 and Russell MidCap changes with market conditions and the composition of the index.

PRINCIPAL INVESTMENT STRATEGIES

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential. The stocks of these companies are often called "value" stocks.

FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market factors. Factors considered include growth potential, earnings estimates and management. These securities are then analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Portfolio may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect the Portfolio's performance. The Portfolio's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The Portfolio's reaction to these developments will be affected by the types of securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the securities of that issuer. When you sell units corresponding to shares of the Portfolio, they could be worth more or less than what you paid for them.

In addition to company risk, derivatives risk, foreign investment risk, leveraging risk, liquidity risk, management risk, and market risk, the following factors can significantly affect the Portfolio's performance:

SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.

"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

--------------------------------------------------------------------------------
A GROWTH STOCK PORTFOLIO
The Portfolio normally invests at least 65% of its total assets in the equity-related securities of U.S. companies that are believed to have strong capital appreciation potential. The Portfolio is managed according to a growth investment style.
--------------------------------------------------------------------------------

In pursuing its objective of long-term growth of capital, the Portfolio normally invests at least 65% of its total assets in equity-related securities of U.S. companies that are believed have strong capital appreciation potential.

The Portfolio's strategy is to combine the efforts of two investment advisers and to invest in the favorite stock selection ideas of three portfolio managers (two of whom invest as a team). Each investment adviser to the Portfolio utilizes a growth style to select approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest confidence and may invest more than 5% of the Portfolio's assets in any one issuer. The Portfolio may actively and frequently trade its portfolio securities. The Portfolio is nondiversified, meaning it can invest more than 5% of its assets in the securities of any one issuer. Investing in a nondiversified mutual fund, particularly a fund investing in approximately 40 equity-related securities, involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified fund.

The primary equity-related securities in which the Portfolio invests are common stocks. Generally, each investment adviser will consider selling or reducing a stock position when, in their opinion, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. A price decline of a stock does not necessarily mean that an investment adviser will sell the stock at that time. During market declines, either investment adviser may add to positions in favored stocks, which can result in a somewhat more aggressive strategy, with a gradual reduction of the number of companies in which the adviser invests. Conversely, in rising markets, either investment adviser may reduce or eliminate fully valued positions, which can result in a more conservative investment strategy, with a gradual increase in the number of companies represented in the adviser's portfolio segment.

WE'RE GROWTH INVESTORS

In deciding which stocks to buy, each investment adviser uses what is known as a growth investment style. This means that each adviser will invest in stocks they believe could experience superior sales or earnings growth.

In addition to common stocks in which the Portfolio primarily invests, equity-related securities include nonconvertible preferred stocks; CONVERTIBLE SECURITIES; American Depository Receipts (ADRS); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITS); and similar securities. Convertible securities are securities-- like bonds, corporate notes and preferred stocks--that we can convert into the company's common stock or some other equity security.

The Portfolio may buy common stocks of companies of every size--small-, medium- and large-capitalization-- although its investments are mostly in medium- and large-capitalization stocks. The Portfolio intends to be fully invested, holding less than 5% of its total assets in cash under normal market conditions.

DIVISION OF ASSETS


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


Strategy. Under normal conditions, there will be an approximately equal division of the Portfolio's assets between the two investment advisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided between the two investment advisers as the portfolio manager deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the approximately equal allocation. As a consequence, the portfolio manager may allocate assets from the portfolio segment that has appreciated more to the other.

OUR GROWTH STYLE

Alliance Capital Management's portfolio manager, Alfred Harrison, utilizes the fundamental analysis and research of Alliance's large internal research staff. In selecting stocks for the Portfolio, he emphasizes stock selection and investment in a limited number of companies that have strong management, superior industry positions, excellent balance sheets and the ability to demonstrate superior earnings growth.

Jennison Associates' portfolio managers, Spiros Segalas and Kathleen McCarragher, invest in mid-size and large companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings.

Risks. Reallocations may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because each investment adviser selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Portfolio or that the two advisers may simultaneously favor the same industry. Jennison Associates will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if one investment adviser buys a security as the other adviser sells it, the net position of the Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Portfolio will have incurred additional costs. The portfolio manager will consider these costs in determining the allocation of assets. The portfolio manager will consider the timing of reallocation based upon the best interests of the Portfolio and its shareholders. To maintain the Portfolio's federal income tax status as a regulated investment company, Jennison Associates also may have to sell securities on a periodic basis and the Portfolio could realize capital gains that would not have otherwise occurred.

For more information, see the Statement of Additional Information. The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Portfolio. To obtain a copy, see the back cover page of this prospectus.

The Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Fund's Board can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES

In addition to its principal strategies, the Portfolio also uses the following investment strategies to try to increase its returns or protect its assets if market conditions warrant.

FOREIGN SECURITIES

The Portfolio may invest up to 20% of its total assets in FOREIGN SECURITIES, including stocks and other equity-related securities, money market instruments and other fixed-income securities of


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foreign issuers. The Portfolio does not consider ADRs and other similar receipts or shares to be foreign securities.

MONEY MARKET INSTRUMENTS

The Portfolio may temporarily hold cash or invest in high-quality foreign or domestic money market instruments pending investment of proceeds from new sales of Portfolio shares or to meet ordinary daily cash needs subject to the policy of normally investing at least 65% of the Portfolio's assets in equity-related securities.

REPURCHASE AGREEMENTS

The Portfolio may use REPURCHASE AGREEMENTS.

TEMPORARY DEFENSIVE INVESTMENTS

In response to adverse market, economic, political or other conditions, the Portfolio may temporarily invest up to 100% of its assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits the ability to achieve the investment objective, but can help to preserve the Portfolio's assets when the equity markets are unstable.

OPTIONS ON SECURITIES INDEXES.

The Portfolio may purchase and write (that is, sell) put and call OPTIONS on securities indexes that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to try to enhance return or to hedge the Portfolio's portfolio. The Portfolio may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities it intends to purchase. The Portfolio also may purchase put and call options to offset previously written put and call options of the same series. The Portfolio will write only "covered" options. The Portfolio may purchase and sell stock index futures contracts and related options on stock index futures. The Portfolio may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts.

U.S. GOVERNMENT SECURITIES

The Portfolio may invest in securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.

OPTIONS ON FUTURES CONTRACTS.

The Portfolio will also enter into options on futures contracts for certain bona fide hedging, return enhancement and risk management purposes. The Portfolio may purchase put and call options and write (that is, sell) "covered" put and call options on futures contracts that are traded on U.S. and foreign exchanges.

 FUTURES CONTRACTS ON FOREIGN CURRENCIES AND OPTIONS THEREON.
The Portfolio may buy and sell futures contracts on foreign currencies and purchase and write options thereon.

SHORT SALES

The Portfolio may use SHORT SALES.

DERIVATIVE STRATEGIES


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The Portfolio may use various DERIVATIVE STRATEGIES to try to improve the
Portfolio's returns. The Portfolio may use hedging techniques to try to protect the Portfolio's assets. We cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available, or that the Portfolio will not lose money.

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio can borrow up to 33 1/3% of the value of its total assets); LENDS ITS SECURITIES to others for cash management purposes (the Portfolio can lend up to 33 1/3% of the value of its total assets including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

PORTFOLIO TURNOVER

It is not a principal strategy of the Portfolio to actively and frequently trade its portfolio securities to achieve its investment objective. Nevertheless, the Portfolio may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases and sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other costs and can affect the Portfolio's performance.

                                      * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, certain Portfolios may use the following investment strategies to increase return or protect assets if market conditions warrant.

ADRS - are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

CONVERTIBLE DEBT AND CONVERTIBLE PREFERRED STOCK - A convertible security is a security - for example, a bond or preferred stock - that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer - through their conversion mechanism - the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

DERIVATIVES - A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

DOLLAR ROLLS - Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

FUTURES - A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

INTEREST RATE SWAPS - In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

JOINT REPURCHASE ACCOUNT - In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.


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LOAN PARTICIPATIONS - In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

OPTIONS - A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

REAL ESTATE INVESTMENT TRUSTS (REITS) - A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend


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money to real estate developers and receive interest income from the mortgages.
Some REITs invest in both types of interests.

REPURCHASE AGREEMENTS - In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

REVERSE REPURCHASE AGREEMENTS - In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

SHORT SALES -In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

SHORT SALES AGAINST-THE-BOX -A short sale against-the-box means the Portfolio owns securities identical to those sold short.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                      * * *



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Each Portfolio (other than the Money Market Portfolio) also follows certain policies when it borrows money; lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law.

The Prudential Money Market Portfolio follows certain policies when it borrows money (the Portfolio may borrow up to 5% of the value of its total assets) and holds illiquid securities (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce the Portfolio's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law.

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

Prudential serves as the investment adviser for certain Portfolios of the Fund. Founded in 1875, Prudential is responsible for the management of the Fund and provides investment advice and related services to certain Portfolios. As of December 31, 1999, Prudential had total assets under management of approximately $364 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

The following chart lists the total annualized investment advisory fees to be paid in 2000 with respect to each of the Fund's Portfolios.

--------------------------------------------------------------------------------
                                                     TOTAL ADVISORY FEES AS % OF
  PORTFOLIO                                              AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Prudential Global Portfolio                                      0.75
  Prudential Jennison Portfolio                                    0.60
  Prudential Money Market Portfolio                                0.40
  Prudential Stock Index Portfolio                                 0.35
  SP Aggressive Growth Asset Allocation Portfolio                  0.89
  SP AIM Aggressive Growth Portfolio                               0.95
  SP AIM Growth and Income Portfolio                               0.85
  SP Alliance Large Cap Growth Portfolio                           0.90
  SP Alliance Technology Portfolio                                 1.15
  SP Balanced Asset Allocation Portfolio                           0.78
  SP Conservative Asset Allocation Portfolio                       0.72
  SP Davis Value Portfolio                                         0.75
  SP Deutsche International Equity Portfolio                       0.90

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  SP Growth Asset Allocation Portfolio                             0.82
  SP INVESCO Small Company Growth Portfolio                        0.95
  SP Jennison International Growth Portfolio                       0.95
  SP Large Cap Value Portfolio                                     0.80
  SP MFS Capital Opportunities Portfolio                           0.75
  SP MFS Mid Cap Growth Portfolio                                  0.80
  SP PIMCO High Yield Portfolio                                    0.60
  SP PIMCO Total Return Portfolio                                  0.60
  SP Prudential U.S. Emerging Growth Portfolio                     0.85
  SP Small/Mid Cap Value Portfolio                                 0.90
  SP Strategic Partners Focused Growth Portfolio                   0.90

--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

The Prudential Insurance Company of America (Prudential) is the investment adviser to the Prudential Global Portfolio, the Prudential Jennison Portfolio, the Prudential Money Market Portfolio, the Prudential Stock Index Portfolio, and certain other Fund Portfolios not offered through this Prospectus. Prudential, located at 751 Broad Street, New Jersey, NJ, is an SEC-registered investment adviser. Prudential is currently considering reorganizing itself from a mutual insurance company to a publicly-traded stock company in a process known as "demutualization." Jennison Associates LLC, a Prudential subsidiary, serves as subadviser to the Prudential Global Portfolio, the Prudential Jennison Portfolio, and the Prudential Stock Index Portfolio. Jennison's address is 466 Lexington Avenue, New York, NY, and as of December 31, 1999, it had over $59 billion of assets under management. Prudential Investment Corporation (PIC), also a Prudential subsidiary, serves as subadviser to the Prudential Money Market Portfolio. PIC's address is 751 Broad Street, Newark, NJ.

Prudential Investments Fund Management LLC (PIFM), located at 100 Mulberry Street, Newark, NJ is the investment adviser to the SP Aggressive Growth Asset Allocation Portfolio, SP AIM Aggressive Growth Portfolio, SP AIM Growth and Income Portfolio, SP Alliance Large Cap Growth Portfolio, SP Alliance Technology Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Deutsche International Equity Portfolio, SP Growth Asset Allocation Portfolio, SP INVESCO Small Company Growth Portfolio, SP Jennison International Growth Portfolio, SP Large Cap Value Portfolio, SP MFS Capital Opportunities Portfolio, SP MFS Mid Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small/Mid Cap Value Portfolio, and SP Strategic Partners Focused Growth Portfolio. PIFM is a subsidiary of Prudential that, with its predecessors, have served as manager or administrator to investment companies since 1987. As of December 31, 1999, PIFM served as the manger to all 42 of the Prudential mutual funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $75.6 billion. Jennison provides subadvisory services to the SP Jennison International Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, and the SP Strategic Partners Focused Growth Portfolio. A sub-adviser that is not affiliated with Prudential provides subadvisory services to the other PIFM-advised Portfolios.

We provide more information below on the sub-advisers and their portfolio managers.

A I M CAPITAL MANAGEMENT, INC. (AIM CAPITAL) (the sub-adviser) serves as sub-adviser to the SP AIM


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Aggressive Growth Portfolio and the SP AIM Growth and Income Portfolio. The firm is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The sub-adviser provides investment advisory services to each Portfolio by obtaining and evaluating economic, statistical and financial information and formulating and implementing investment programs. Today, AIM Capital, together with its affiliates, advises or manages over 125 investment portfolios, encompassing a broad range of investment objectives. AIM Capital uses a team approach to investment management.

ALLIANCE CAPITAL MANAGEMENT, L.P. serves as the sub-adviser to the SP Alliance Technology Portfolio and the SP Alliance Large Cap Growth Portfolio. The sub-adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment manager. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.

BANKERS TRUST COMPANY (BANKERS TRUST), with headquarters at 130 Liberty Street, New York, New York 10006, acts as the sub-adviser to the SP Deutsche International Equity Portfolio. Bankers Trust is an indirect wholly-owned subsidiary of Deutsche Bank AG. As of September 30, 1999, Bankers Trust had total assets under management of approximately $285 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients, and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust formal sentencing . The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Portfolio. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

DAVIS SELECTED ADVISERS, LP serves as the sub-adviser to the SP Davis Value Portfolio. The sub-adviser is located at 124 East Elvira Street, Santa Fe, New Mexico 87501.

FIDELITY - Fidelity Research & Management Company (FMR) is the sub-adviser to the SP Large Cap Value Portfolio and the SP Small/Mid Cap Value Portfolio. As of March 31, 2000, FMR had approximately $995 billion in discretionary assets under management. The address of FMR is 82 Devonshire Street, Boston, MA 02109.

INVESCO FUNDS GROUP, INC. (INVESCO), located at 7800 East Union Avenue, Denver, Colorado, is the sub-adviser of the SP INVESCO Small Company Growth Portfolio. INVESCO was founded in 1932 and manages over $39.2 billion for more than 1,103,139 shareholders of 45 INVESCO mutual funds. INVESCO is a subsidiary of AMVESCAP PLC, an international investment management company that manages more than $392 billion in assets world-wide. AMVESCAP is based in London, with money managers in Europe, North and South America and the far east.


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


MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS), located at 500 Boylston Street, Boston, MA, acts as the sub-adviser for the SP MFS Capital Opportunities Portfolio and the SP MFS Mid Cap Growth Portfolio. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) acts as the sub-adviser for the SP PIMCO Total Return Portfolio and the SP PIMCO High Yield Portfolio. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660 and is a subsidiary of PIMCO Advisors L.P. As of December 31, 1999, PIMCO managed over $186 billion in assets.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

We set out below descriptions of the portfolio managers and for certain Portfolios, the past performance of a similarly-managed mutual fund. Those performance figures do not reflect variable insurance contract fees which, if deducted, would reduce performance.

PRUDENTIAL GLOBAL PORTFOLIO

Daniel Duane, CFA, Managing Director of Prudential Investments, Ingrid Holm, CFA, Vice President of Prudential Investments and Michelle Picker, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.

PRUDENTIAL JENNISON PORTFOLIO

This Portfolio is managed by Messrs. Segalas and Del Balso and Ms. McCarragher of Jennison Associates. Mr. Segalas is a founding member and President, Director, and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Segalas received a B.A. from Princeton University and is a member of the New York Society of Security Analysts. Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1998 after a 17 year investment career, including positions with Weiss, Peck & Greer and State Street Research and Management Company, where she was a member of the Investment Committee. She received B.B.A. from the University of Wisconsin and an M.B.A. from Harvard Business School.

PRUDENTIAL MONEY MARKET PORTFOLIO

Prudential Investments' Fixed Income Group, which provides portfolio management services to the Prudential Money Market Portfolio, manages more than $127 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down,


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broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998, he was a Managing Director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to his appointment in 1999, he was Senior Managing Director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.

The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

The Money Market Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies.

                                    MONEY MARKET TEAM

ASSETS UNDER MANAGEMENT (as of December 31, 1999):  $3.6 billion.

TEAM LEADER:  Joseph Tully.  GENERAL INVESTMENT EXPERIENCE:  16 years.

PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

SECTOR: High-quality short-term debt securities, including both taxable and tax-exempt instruments.

INVESTMENT STRATEGY: Focus is on safety of principal, liquidity and controlled risk.

PRUDENTIAL STOCK INDEX PORTFOLIO

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

SP AIM AGGRESSIVE GROWTH PORTFOLIO

A I M Capital Management, Inc. (AIM Capital) uses a team approach to investment management.

The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio, all of whom are officers of AIM Capital are - - Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with AIM Capital and/or its affiliates since 1994. - - Robert M. Kippes, Senior Portfolio Manager, has been associated with AIM Capital and/or its affiliates since 1989. - - Charles D. Scavone, Senior Portfolio Manager, who has been associated with AIM Capital and/or its affiliates since 1996 (from 1994 to 1996 Mr. Scavone was an Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.) - Ken Zschappel, Senior Portfolio Manager, who has been associated with AIM Capital and/or its affiliates since 1990.

We set out below performance information for AIM Aggressive Growth FUND, which is a mutual fund managed by A I M Advisors, Inc., the immediate parent company of AIM Capital, according to investment objectives and practices that are substantially similar to those governing the SP AIM Aggressive Growth Portfolio. AIM Aggressive Growth Fund and SP AIM Aggressive Growth Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of AIM Aggressive Growth Fund is not indicative of the future performance of SP AIM Aggressive Growth Portfolio. If material differences between the investment styles of AIM Aggressive Growth Fund and SP AIM Aggressive Growth Portfolio should develop in the future, we will disclose such differences. Unlike AIM Aggressive Growth Fund, SP AIM Aggressive Growth Portfolio has PIFM as an investment adviser.

                          AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended
December 31, 1999)        1 YEAR      5 YEARS       10 YEARS       SINCE INCEPTION          INCEPTION DATE

Class A(1)                44.98%      22.55%        23.04%         17.43%                   5/l/84
Russell 2000 Growth
Index(2)                  43.09%      18.99%        13.51%

(1) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

(2) The Russell 2000 Growth Index is an unmanaged index of certain growth stocks within the 2,000 smallest U.S. companies included in the Russell 3000 Index.

SP AIM GROWTH AND INCOME PORTFOLIO

A I M Capital Management, Inc. (AIM Capital) uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

Monika H. Degan, Portfolio Manager, has been associated with AIM Capital and/or its affiliates since 1995.

Lanny H. Sachnowitz, Senior Portfolio Manager, has been associated with AIM Capital and/or its affiliates since 1987.

We set out below performance information for the AIM CHARTER FUND, which is a mutual fund managed by A I M Advisors, Inc., the immediate parent company of AIM Capital, according to investment objectives and practices that are substantially similar to those governing the SP AIM

Growth and Income Portfolio. AIM Charter Fund and SP AIM Growth and Income Portfolio are separate funds with different expense structures and portfolio holdings and different purchase and redemption patterns, and the past performance of AIM Charter Fund is not indicative of the future performance of SP AIM Growth and Income Portfolio. If material differences between the investment styles of the AIM Charter Fund and SP AIM Growth and Income Portfolio should develop in the future, we will disclose such differences. Unlike AIM Charter Fund, SP AIM Growth and Income Portfolio has PIFM as an investment adviser.

                          AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended
December 31, 1999)        1 YEAR      5 YEARS       10 YEARS       SINCE INCEPTION          INCEPTION DATE

Class A(1)                33.87%      28.00%        18.43%         15.11%                   11/26/68

Russell 1000 Index(2)     20.91%      28.04%        18.13%

(1) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

(2) The Russell 1000 Index is an unmanaged index considered representative of large-company stocks.

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO

Alfred Harrison, Director and Vice Chairman of Alliance Capital Management Corporation (ACMC) leads the team managing this Portfolio, with Syed Hasnain, a Senior Portfolio Manager, also being directly involved.

Mr. Hasnain joined Alliance Capital after working as a strategist with Merrill Lynch Capital Markets. Previously he was an international economist with Citicorp and a financial analyst at Goldman Sachs & Co. He holds a M. Phil in Finance from Cambridge University, and Sc.B. from Brown University, and studied towards a doctorate at Stanford Business School. Investment experience: 9 years.

We set out below performance information for Alliance PREMIER GROWTH FUND, which is a mutual fund managed by ACMC according to investment objectives and practices that are substantially similar to those governing the SP Alliance Large Cap Growth Portfolio. Alliance Premier Growth Fund and SP Alliance Large Cap Growth Portfolio are separate funds, and the past performance of Alliance Premier Growth Fund is not indicative of the future performance of SP Alliance Large Cap Growth Portfolio. If material differences between the investment styles of Alliance Premier Growth Fund and SP Alliance Large Cap Growth Portfolio should develop in the future, we will disclose such differences. Unlike Alliance Premier Growth Fund, SP Alliance Large Cap Growth Portfolio has PIFM as an investment adviser.

                          AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended
December 31, 1999)        1 YEAR      5 YEARS       10 YEARS       SINCE INCEPTION          INCEPTION DATE

Class A                   28.98%      36.03%                       25.75%                   9/28/92
Russell 1000 Growth       33.16%      32.41%                       23.43%
Index(1)

(1) The Russell 1000 Growth Index is a measure of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

SP ALLIANCE TECHNOLOGY PORTFOLIO

Peter Anastos and Gerald T. Malone manage the SP Alliance Technology Portfolio. Both portfolio managers are Senior Vice Presidents of ACMC and have been associated with ACMC for more than five years.

We set out below performance information for the Alliance Technology FUND, which is a mutual fund managed by ACMC according to investment objectives and practices that are substantially similar to those governing the SP Alliance Technology Portfolio. Alliance Technology Fund and SP Alliance Technology Portfolio are separate funds, and the past performance of Alliance Technology Fund is not indicative of the future performance of SP Alliance Technology Portfolio. If material differences between the investment styles of the Alliance Technology Fund and SP Alliance Technology Portfolio should develop in the future, we will disclose such differences. Unlike Alliance Technology Fund, SP Alliance Technology Portfolio has PIFM as an investment adviser.

                          AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended
December 31, 1999)        1 YEAR      5 YEARS       10 YEARS       SINCE INCEPTION          INCEPTION DATE

Class A                   71.78%      38.52%        29.98%                                  3/1/82
S&P 500(1)                21.03%      28.54%        18.19%

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP ASSET ALLOCATION PORTFOLIOS

For the four Asset Allocation Portfolios, Prudential Investments invests in shares of other Fund Portfolios within the product according to the percentage allocations discussed in this prospectus.

SP DAVIS VALUE PORTFOLIO

The following individuals provide day-to-day management of the SP Davis Value Portfolio.

CHRISTOPHER C. DAVIS

Responsibilities:

o    Vice President of Davis New York Venture Fund, Inc.

o Also manages or co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

o Portfolio Manager of Davis New York Venture Fund from February 1997 to April 1998.

o Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 to September 1995.

KENNETH CHARLES FEINBERG

Responsibilities:

o Co-Portfolio Manager of Davis New York Venture Fund with Christopher C. Davis since May 1998.

o    Also co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:

o    Research analyst at Davis Selected Advisers since December 1994.

o Assistant Vice President of Investor Relations for Continental Corp. from 1988 to 1994.

We set out below performance information for Davis NEW YORK VENTURE FUND, which is a mutual fund managed by Davis Selected Advisers, LP according to investment objectives and practices that are substantially similar to those governing the SP Davis Value Portfolio. Davis New York Venture Fund and SP Davis Value Portfolio are separate funds, and the past performance of Davis New York Venture is not indicative of the future performance of SP Davis Value Portfolio. If material differences between the investment styles of Davis New York Venture Fund and SP Davis Value Portfolio should develop in the future, we will disclose such differences. Unlike Davis New York Venture Fund, SP Davis Value Portfolio has PIFM as an investment adviser.

                          AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended
December 31, 1999)        1 YEAR      5 YEARS       10 YEARS       SINCE INCEPTION          INCEPTION DATE

Class A(1)                12.00%      25.01%        18.19%         14.95%                   2/17/69
S&P 500(2)                21.04%      28.51%        18.17%         13.01%


Average annual total returns earned by Class A shares of Davis New York Venture Fund for the periods listed above, after adjusting for the maximum 4.75% sales charge and with all distributions reinvested for the periods ended 12/31/99.

(1) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO

The following portfolio managers are responsible for the day-to-day management of the Portfolio's investments:

MICHAEL LEVY

Co-Lead Portfolio Manager.

International equity strategist, overseeing the design and implementation of the firm's proprietary stock selection process.

28 years of business experience, 18 of them as an investment professional.

Degrees in mathematics and geophysics from the University of Michigan.

ROBERT REINER

Co-Lead Portfolio Manager.

Specializes in Japanese and European stock and market analysis.

Served as a Senior Financial Analyst at Scudder, Stevens & Clark from 1993 to 1994.

18 years of investment industry experience.

Degrees from the University of Southern California and Harvard University.

JULIE WANG

Co-Portfolio Manager.

Focuses on the Portfolio's Asia-Pacific investments and its emerging markets exposure.

Served as Investment Manager for American International Group's Southeast Asia portfolio from 1991 to 1994.

11 years of investment management experience.

BS in economics from Yale University, MBA from The Wharton School, University of Pennsylvania.

We set out below performance information for BT INVESTMENT FUNDS - INTERNATIONAL EQUITY, which is a mutual fund managed by Bankers Trust Company, an indirect wholly-owned subsidiary of Deutsche Bank AG according to investment objectives and practices that are substantially similar to those governing the SP Deutsche International Equity Portfolio. BT Investment Funds - International Equity and SP Deutsche International Equity Portfolio are separate funds, and the past performance of BT Investment Funds - International Equity is not indicative of the future performance of SP Deutsche International Equity Portfolio. If material differences between the investment styles of BT Investment Funds - International Equity and SP Deutsche International Equity Portfolio should develop in the future, we will disclose such differences. Unlike BT Investment Funds - International Equity, SP Deutsche International Equity Portfolio has PIFM as an investment adviser.

The following performance table compares the BT Investment Funds - International Equity performance to that of a broad-based securities market index.

                             AVERAGE ANNUAL RETURNS

(for the periods ended
December 31, 1999)        1 YEAR      5 YEARS       SINCE INCEPTION         INCEPTION DATE
                                                    DATE(1)

International Equity
Fund                      32.22%      21.44%        19.25%                  8/4/92
MSCI EAFE Index(1)(3)     26.96%      12.83%        13.84%
Lipper(2)                 40.81%      15.05%        14.23%
International Funds
Average

(1) The MSCI EAFE Index and Lipper International Funds Average are calculated from July 31, 1992.

(2) Unweighted average annual return, net of fees and expenses, of all mutual funds that invested primarily in stocks and other equity securities of companies outside the United States during the periods covered.

(3) The MSCI EAFE Index of major markets in Europe, Australia and the Far East is a widely accepted benchmark of international stock performance. It is a model, not an actual portfolio. It tracks stocks in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO

The following individuals are primarily responsible for the day-to-day management of the Portfolio's holdings:

Stacie Cowell - is the lead portfolio manager of the SP INVESCO Small Company Growth Portfolio and a Chartered Financial Analyst (CFA) who joined INVESCO in 1997. She is also a vice president of INVESCO. Before joining the company, she was senior equity analyst with Founders Asset Management and capital markets and trading analyst with Chase Manhattan Bank in New York. She holds a B.A. in Economics from Colgate University and an M.S from the University of Colorado (Boulder).

Timothy J. Miller - is the leader of INVESCO's Growth Team and a CFA. He is also a director and senior vice president of INVESCO. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

Trent E. May - is also a senior vice president of INVESCO and a CFA. Before joining INVESCO in 1996, he was a senior equity analyst with Munder Capital Management and a research assistant with SunBank Capital Management. He holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

We set out below performance information for INVESCO Small Company Growth FUND (Investor Class), which is a mutual fund managed by INVESCO, according to investment objectives and practices that are substantially similar to those governing the SP INVESCO Small Company Growth Portfolio. INVESCO Small Company Growth Fund and SP INVESCO Small Company Growth Portfolio are separate funds, and the past performance of INVESCO Small Company Growth Fund is not indicative of the future performance of SP INVESCO Small Company Growth Portfolio. If material differences between the investment styles of INVESCO Small Company Growth Fund and SP INVESCO Small Company Growth Portfolio should develop in the future, we will disclose such differences. Unlike INVESCO Small Company Growth Fund, SP INVESCO Small Company Growth Portfolio has PIFM as an investment adviser.

                          AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended
  December 31, 1999)       1 YEAR      5 YEARS       SINCE INCEPTION(2)

Investor Class shares(1)    81.64%       29.08%            23.91%
  Russell 2000 Growth       21.26%       16.69%            13.40%
        Index(3)

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of the Fund's expenses.

(2) The INVESCO Small Company Growth Fund commenced investment operations on December 27, 1991.

(3) The Russell 2000 Growth Index is an unmanaged index of certain growth stocks within the 2,000 smallest U.S. companies included in the Russell 3000 Index.

SP JENNISON INTERNATIONAL PORTFOLIO

The Portfolio is co-managed by Howard Moss and Blair Boyer. Mr. Moss and Mr. Boyer have worked together managing international equity portfolios since 1989. Howard Moss has been an Executive Vice President and Director of Jennison since 1993. Mr. Moss has been in the investment business for 30 years. Mr. Moss received a B.A. from the University of Liverpool. Blair Boyer is an Executive Vice President and Director of Jennison and has been with Jennison since 1993. Mr. Boyer received a B.A. from Bucknell University and an M.B.A. from New York University.

SP LARGE CAP VALUE PORTFOLIO AND SP SMALL/MID CAP VALUE PORTFOLIO

Fidelity Management & Research Company is the Portfolios' sub-adviser. Jeff Kerrigan is portfolio manager of the Small/Mid Cap Value Portfolio. Since joining Fidelity in 1999, Mr. Kerrigan has worked as an analyst and manager. Robert MacDonald is portfolio manager of the SP Large Cap Value Portfolio. Since joining Fidelity in 1985, Mr. MacDonald has worked as an analyst and manager.

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

Maura A. Shaughnessy, a Senior Vice President of Massachusetts Financial Services Company (MFS), has been employed in the investment management area of MFS since 1991.

We set out below performance information for MFS Capital Opportunities SERIES, which is a mutual fund managed by MFS according to investment objectives and practices that are substantially similar to those governing the SP MFS Capital Opportunities Portfolio. MFS Capital Opportunities Series and SP MFS Capital Opportunities Portfolio are separate funds, and the past performance of MFS Capital Opportunities Series is not indicative of the future performance of SP MFS Capital Opportunities Portfolio. If material differences between the investment styles of MFS Capital Opportunities Series and SP MFS Capital Opportunities Portfolio should develop in the future, we will disclose such differences. Unlike MFS Capital Opportunities Series, SP MFS Capital Opportunities Portfolio has PIFM as an investment adviser.

                          AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended
December 31, 1999)        1 YEAR      5 YEARS       10 YEARS    SINCE INCEPTION

Class A                   47.72%      31.93%        20.20%         14.95%
S&P 500(1)                21.04%      28.51%        18.17%

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

SP MFS MID CAP GROWTH PORTFOLIO

Mark Regan, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1989. David E. Sette-Ducati, a Vice President of MFS, has been employed in the investment management area of MFS since 1995.

MFS and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada.

We set out below performance information for MFS Mid Cap Growth SERIES, which is a mutual fund managed by MFS, according to investment objectives and practices that are substantially similar to those governing the SP MFS Mid Cap Growth Portfolio. MFS Mid Cap Growth Series and SP MFS Mid Cap Growth Portfolio are separate funds, and the past performance of MFS Mid Cap Growth Series is not indicative of the future performance of SP MFS Mid Cap Growth Portfolio. If material differences between the investment styles of MFS Mid Cap Growth Series and SP MFS Mid Cap Growth Portfolio should develop in the future, we will disclose such differences. Unlike MFS Mid Cap Growth Series, SP MFS Mid Cap Growth Portfolio has PIFM as an investment adviser.

                          AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended
December 31, 1999)        1 YEAR      5 YEARS       10 YEARS     SINCE INCEPTION

Class A                   78.62%      28.50%                       14.95%
Russell Mid Cap Growth    51.29%      28.02%
Index

SP PIMCO HIGH YIELD PORTFOLIO

Benjamin L. Trosky, Managing Director, joined PIMCO as a portfolio manager in 1990, and has managed fixed income accounts for various institutional clients and funds since that time.

We set out below performance information for PIMCO High Yield Fund, which is a mutual fund managed by PIMCO, according to investment objectives and practices that are substantially similar to those governing the SP PIMCO High Yield Portfolio. PIMCO High Yield Fund and SP PIMCO High Yield Portfolio are separate funds, and the past performance of PIMCO High Yield Fund is not indicative of the future performance of SP PIMCO High Yield Portfolio. If material differences between the investment styles of PIMCO High Yield Fund and SP PIMCO High Yield Portfolio should develop in the future, we will disclose such differences. Unlike PIMCO High Yield Fund, SP PIMCO High Yield Portfolio has PIFM as an investment adviser.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/99)

                                                   1 Year    5 Years   Fund Inception
                                                   ------    -------   --------------
                                                                        (12/16/92)(3)
Institutional Class                                 2.82%     10.82%      10.63%
Administrative Class                                2.57%     10.55%      10.36%
Lehman Brothers BB
    Intermediate Corporate Index (1)                2.20%      9.38%       8.85%
Lipper High Current Yield
    Fund Avg. (2)                                   4.53%      8.84%       8.65%

(1) The Lehman Brothers BB Intermediate Corporate Index is an unmanaged index comprised of various fixed income securities rated BB. It is not possible to invest directly in the index.

(2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.

(3)  The Fund began operations on 12/16/92. Index comparisons began on 12/31/92.

SP PIMCO TOTAL RETURN PORTFOLIO

William H. Gross, Managing Director, Chief Investment Officer and a founding partner of PIMCO has managed comparable accounts since 1987. He leads a team which manages several other PIMCO funds.

We set out below performance information for PIMCO Total Return Fund, which is a mutual fund managed by PIMCO, according to investment objectives and practices that are substantially similar to those governing the SP PIMCO Total Return Portfolio. PIMCO Total Return Fund and SP PIMCO Total Return Portfolio are separate funds, and the past performance of PIMCO Total Return Fund is not indicative of the future performance of SP PIMCO Total Return Portfolio. If material differences between the investment styles of PIMCO Total Return Fund and SP PIMCO Total Return Portfolio should develop in the future, we will disclose such differences. Unlike PIMCO Total Return Fund, SP PIMCO Total Return Portfolio has PIFM as an investment adviser.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/99)

                                             1 Year     5 Years   10 Years
                                             ------     -------   --------

Institutional Class                          (0.28)%     8.62%      8.80%
Administrative Class                         (0.53)%     8.35%      8.54%
Lehman Aggregate Bond Index (1)              (0.82)%     7.73%      7.70%
Lipper Intermediate Investment
    Grade Debt Portfolio Avg. (2)            (1.31)%     6.79%      7.09%

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.

(2) The Lipper Intermediate Investment Grade Debt Portfolio Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years. It does not take into account sales charges.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

Susan Hirsch, a managing Director of Prudential Investments, has managed the retail fund counterpart of this Portfolio since it began. Ms. Hirsch joined Prudential Investments in July 1996. Before that she was employed by Lehman Brothers Global Asset Management from 1988 to 1996 and Delphi Asset Management in 1996. She managed growth stock portfolios at both firms. Ms. Hirsch holds a B.S. from Brooklyn College and is a member of the Financial Analysts Federation and the New York Society of Security Analysts.

We set out below performance information for Prudential U.S. Emerging Growth Fund, which is a mutual fund managed by PIFM, according to investment objectives and practices that are substantially similar to those governing the SP Prudential U.S. Emerging Growth Portfolio. Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio are separate funds, and the past performance of Prudential U.S. Emerging Growth Fund is not indicative of the future performance of SP Prudential U.S. Emerging Growth Portfolio. If material differences between the investment styles of Prudential U.S. Emerging Growth Fund and SP Prudential U.S. Emerging Growth Portfolio should develop in the future, we will disclose such differences.

AVERAGE ANNUAL RETURNS (1) (AS OF 12-31-99)

                                  1 Year            Since Inception
Class A shares                    83.44%            39.88% (since 12-31-96)
Class B shares                    86.47%            40.65% (since 12-31-96)
Class C shares                    88.56%            40.68% (since 12-31-96)
Class Z shares                    93.55%            42.60% (since 12-31-96)
S&P 400 Mid-Cap Index (2)         14.72%            21.81% (since 12-31-96)
Lipper Average (3)                72.56%            30.78% (since 12-31-96)

1. The Fund's returns are after deduction of sales charges and expenses. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower.

2. The Standard & Poor's Mid-Cap 400 Stock Index (S&P 400 Mid-Cap Index)- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry group representation-gives a broad look at how mid-cap stock prices have performed. These returns do not include the effect of any sales charges or operating expenses of a mutual fund portfolio. These returns would be lower if they included the effect of sales charges and operating expenses. The securities in the S&P 400 Mid-Cap Index may be very different from those in the Portfolio. Source: Lipper Inc.

3. The Lipper Average is based on the average return of all mutual funds in the Lipper Mid-Cap Growth Fund category and does not include the effect of any sales charges. Again, these returns would be lower if they included the effect of sales charges. Source: Lipper Inc.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

Alfred Harrison is portfolio manager for the portion of the Portfolio's assets advised by Alliance. Mr. Harrison joined Alliance in 1978 and is manager of the firm's Minneapolis office. He is Vice Chairman of Alliance Capital Management Corporation.

Spiros Segalas and Kathleen McCarragher are co-portfolio managers for the portion of the Portfolio's assets advised by Jennison. (See descriptions above, under "Prudential Jennison Portfolio").

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio - Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts.

Together with this prospectus, you should have received a prospectus for the Strategic Partners Variable Annuity contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day - at 4:00 p.m. New York time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:00 p.m. on that day. The NAV for the Prudential Money Market Portfolio is determined as of 12:00 p.m. on each day the New York Stock Exchange is open for business.

The NAV for each of the Portfolios other than the Prudential Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the


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


total number of shares outstanding. The NAV for the Prudential Money Market Portfolio will ordinarily remain at $10 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All SHORT-TERM DEBT SECURITIES held by the Prudential Money Market Portfolio are valued at amortized cost. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

For each Portfolio, other than the Prudential Money Market Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

CONVERTIBLE DEBT SECURITIES that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by Prudential or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.


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


FORWARD CURRENCY EXCHANGE CONTRACTS are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.


OVER-THE-COUNTER (OTC) OPTIONS are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). The sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and asked quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of an investment in Class II shares and may cost more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a Strategic Partners Variable annuity contract, you should consult the prospectus for that contract for tax information. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

EUROPEAN MONETARY UNION

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

MONITORING FOR POSSIBLE CONFLICTS


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


The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.



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                     (This page intentionally left blank.)

FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

     Call toll-free (800) 778-2255

     Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

By Mail:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

By Electronic Request:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

In Person:
---------

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

Via the Internet:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

STATEMENT OF ADDITIONAL INFORMATION


AUGUST __, 2000

THE PRUDENTIAL
SERIES FUND, INC.


The Prudential Series Fund, Inc. (the Fund) is a diversified, open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives through its thirty-seven separate Portfolios, each of which is, for investment purposes, in effect a separate fund (the Portfolios).

The Fund offers two classes of shares of each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts. Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of contracts (collectively with the Prudential contracts, the Contracts). These separate accounts invest in shares of the Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Fund to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

NOT EVERY PORTFOLIO IS AVAILABLE UNDER EACH CONTRACT. THE PROSPECTUS FOR EACH CONTRACT LISTS THE PORTFOLIOS CURRENTLY AVAILABLE UNDER THAT PARTICULAR CONTRACT.

In order to sell shares to both Prudential and non-Prudential insurance companies, the Fund has obtained an exemptive order (the Order) from the SEC. The Fund and its Portfolios are managed in compliance with the terms and conditions of that Order. This statement of additional information is not a prospectus and should be read in conjunction with the Fund's prospectus dated August , 2000, which is available without charge upon written request to The Prudential Series Fund, Inc., 751 Broad Street, Newark, New Jersey 07102-3777 or by telephoning (800) 778-2255.


                        THE PRUDENTIAL SERIES FUND, INC.
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (800) 778-2255

PSF-2 Ed 8-00   Catalog No. 646674P



















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



                                    CONTENTS

                                                                            PAGE
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
  GENERAL
CONVERTIBLE SECURITIES
  WARRANTS
  FOREIGN SECURITIES
  OPTIONS ON STOCK AND DEBT SECURITIES
  OPTIONS ON STOCK INDEXES
  OPTIONS ON FOREIGN CURRENCIES
  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
  INTEREST RATE SWAPS
  LOAN PARTICIPATIONS
  REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS
  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
  SHORT SALES
  LOANS OF PORTFOLIO SECURITIES
  LLIQUID SECURITIES
  FURTHER INFORMATION ABOUT THE ZERO COUPON BOND PORTFOLIOS
  U.S. GOVERNMENT SECURITIES
  BRADY BONDS
  RISK FACTORS RELATING TO JUNK BONDS
  OTHER INVESTMENT PRACTICES


INVESTMENT RESTRICTIONS


INVESTMENT MANAGEMENT AND DISTRIBUTION ARRANGEMENTS
     INVESTMENT MANAGEMENT ARRANGEMENTS
     DISTRIBUTION ARRANGEMENTS
     CODE OF ETHICS


OTHER INFORMATION CONCERNING THE FUND
  INCORPORATION AND AUTHORIZED STOCK
  PORTFOLIO TRANSACTIONS AND BROKERAGE
  TAXATION OF THE FUND
  CUSTODIAN AND TRANSFER AGENT
  EXPERTS
  LICENSES


MANAGEMENT OF THE FUND


FUND PERFORMANCE


FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND, INC.


THE PRUDENTIAL SERIES FUND, INC. SCHEDULE OF INVESTMENTS


APPENDIX: DEBT RATINGS




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



              INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS


I. GENERAL

This Statement of Additional Information provides information about the Fund, which consists of thirty-seven separate portfolios--the Conservative Balanced Portfolio, Diversified Bond Portfolio, Diversified Conservative Growth Portfolio, Equity Portfolio, Equity Income Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, high Yield Bond Portfolio, Money Market Portfolio, Natural Resources Portfolio, Prudential Jennison Portfolio, Small Capitalization Stock Portfolio, SP Aggressive Growth Asset Allocation Portfolio, SP AIM Aggressive Growth Portfolio, SP AIM Growth and Income Portfolio, SP Alliance Large Cap Growth Portfolio, SP Alliance Technology Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Deutsche International Equity Portfolio, SP Growth Asset Allocation Portfolio, SP INVESCO Small Company Growth Portfolio, SP Jennison International Growth Portfolio, SP Large Cap Value Portfolio, SP MFS Capital Opportunities Portfolio, SP MFS Mid Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small/Mid Cap Value Portfolio, SP Strategic Partners Focused Growth Portfolio, Stock Index Portfolio, 20/20 Focus Portfolio, Zero Coupon Bond Portfolio 2000 and Zero Coupon Bond Portfolio 2005. Not every Portfolio is available under every Contract. The prospectus for each Contract lists the Portfolios currently available under that particular Contract. The Portfolios are managed by Prudential and Prudential Investments Fund Management LLC (PIFM) as discussed under MANAGEMENT OF THE FUND.

Each of the thirty-seven Portfolios has a different investment objective. For this reason, each Portfolio will have different investment results and be subject to different financial and market risks. As discussed in the prospectus, several of the Portfolios may invest in money market instruments and comparable securities as part of assuming a temporary defensive position.

The investment objectives of the Portfolios can be found under RISK/RETURN SUMMARY and HOW THE PORTFOLIOS INVEST in the prospectus.

A detailed discussion of the type of investment instruments in which the Portfolios may invest follows.

II. CONVERTIBLE SECURITIES

The Conservative Balanced, Diversified Conservative Growth, Flexible Managed, Equity, Prudential Jennison, Small Capitalization Stock, 20/20 Focus, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may invest in convertible securities and a significant portion of the assets of the Equity Income, Global and Natural Resources Portfolios may be invested in these types of securities. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.


A convertible security is a debt security--for example, a bond--that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the issuer's common stock but lower than the rate on the issuer's debt obligations. At the same time, they offer--through their conversion mechanism--the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

III. WARRANTS

The Conservative Balanced, Equity, Equity Income, Flexible Managed, Global, Natural Resources,


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


Prudential Jennison, Small Capitalization Stock, 20/20 Focus, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may invest in warrants on common stocks. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security. A warrant is a right to buy a number of shares of stock at a specified price during a specified period of time. The risk associated with warrants is that the market price of the underlying stock will stay below the exercise price of the warrant during the exercise period. If this occurs, the warrant becomes worthless and the investor loses the money he or she paid for the warrant.

From time to time, the Diversified Bond and the High Yield Bond Portfolios may invest in debt securities that are offered together with warrants but only when the debt security meets the Portfolio's investment criteria and the value of the warrant is relatively very small. If the warrant later becomes valuable, it may be sold or exercised.

IV. FOREIGN SECURITIES

The Global Portfolio may invest up to 100% of its total assets in common stock and convertible securities denominated in a foreign currency and issued by foreign or domestic issuers. The Diversified Bond and High Yield Bond Portfolios may each invest up to 20% of their assets in U.S. currency denominated debt securities issued outside the U.S. by foreign or U.S. issuers. In addition, the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may each invest up to 20% in such securities. The Conservative Balanced, Equity Income and Flexible Managed Portfolios may invest up to 30% of their total assets in debt and equity securities denominated in a foreign currency and issued by foreign or U.S. issuers. The Equity, Natural Resources and Prudential Jennison Portfolios may invest up to 30% of their total assets in non-U.S. currency denominated common stock and fixed income securities convertible into common stock of foreign and U.S. issuers. The Diversified Conservative Growth Portfolio may invest up to 15% of its total assets in foreign equity securities and up to 25% of its total assets in foreign debt obligations (of which, 10% of the Portfolio's total assets may be invested in debt obligations of issuers in emerging countries). The 20/20 Focus Portfolio may invest up to 20% of its total assets in securities of foreign issuers. The SP Large Cap Value and SP Small/Mid Cap Value Portfolios also may invest a portion of their assets in securities of foreign issuers. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

American Depository Receipts (ADRs) are not considered "foreign securities" for purposes of the percentage limitations set forth in the preceding paragraph. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company. ADRs represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in the over-the-counter (OTC) market. Investment in ADRs has certain advantages over direct investments in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting and financial reporting standards as U.S. issuers.

Foreign securities (including ADRs) involve certain risks, which should be considered carefully by an investor. These risks include political or economic instability in the country of an issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and, in the case of securities not denominated in U.S. currency, the risk of currency fluctuations. Foreign securities may be subject to greater movement in price than U.S. securities and under certain market conditions, may be less liquid than U.S securities. In addition, there may be less publicly available information about a foreign company than a U.S company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S., and, with respect to certain foreign countries, there is a possibility of expropriations, confiscatory taxation or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for a Portfolio to obtain or enforce a judgment against the issuers of such securities.

If a security is denominated in a foreign currency, it may be affected by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. The Portfolios that may invest in foreign securities may enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes, including: locking in the U.S. dollar price equivalent of interest or dividends to be paid on such securities which are held by a Portfolio; and protecting the U.S. dollar value of such securities which are held by the Portfolio. A Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. In addition, the Portfolios may, for hedging purposes, enter into certain transactions involving options on foreign currencies, foreign currency futures contracts and options on foreign currency futures contracts.

SPECIAL CONSIDERATIONS OF INVESTMENT IN EURO-DENOMINATED SECURITIES. On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Portfolios will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect a Portfolio if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Portfolio's service providers, or by entities with which the Portfolio or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following euro conversion. In addition, the conversion could cause markets to become more volatile. The overall effect of the transition of member states' currencies to the euro is not known at this time. It is likely that more general short- and long-term ramifications can be expected, such as changes in the economic environment and change in the behavior of investors, which would affect a Portfolio's investments and its net asset value. In addition, although U.S. Treasury regulations generally provide that the euro conversion will not, in itself, cause a U.S. taxpayer to realize gain or loss, other changes that may occur at the time of the conversion, such as accrual periods, holiday conventions, indexes, and other features may require the realization of a gain or loss by a Portfolio as determined under existing tax law. The Portfolio managers have taken steps: (1) that they believe will reasonably address euro-related changes to enable the Portfolios and their service providers to process transactions accurately and completely with minimal disruption to business activities and (2) to obtain reasonable assurances that appropriate steps have been taken by the Portfolios' other service providers to address the conversion. The Portfolios have not borne any expense relating to these actions.

V. OPTIONS ON STOCK AND DEBT SECURITIES

A. OPTIONS ON STOCK

The Conservative Balanced, Diversified Conservative Growth, Equity Income, Equity, Flexible Managed, Global, Natural Resources, Prudential Jennison , Small Capitalization Stock, SP Large Cap Value and SP Small/Mid Cap Value Portfolios may purchase and "write" (that is, sell) put and call options on equity securities that are traded on securities exchanges, listed on the National Association of Securities Dealers Automated Quotation System (NASDAQ), or privately negotiated with broker-dealers (OTC equity options). As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

A call option is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option.

A put option is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium.

The Portfolios will write only "covered" options on stocks. A call option is covered if:

     (1)  the Portfolio owns the security underlying the option;

     (2) the Portfolio has an absolute right to acquire the security immediately;

     (3) the Portfolio has a call on the same security that underlies the option which has an exercise price equal to or less than the exercise price of the covered option (or, if the exercise price is greater, the Portfolio sets aside in a segregated account liquid assets that are equal to the difference).

A put option is covered if:

     (1) the Portfolio sets aside in a segregated account liquid assets that are equal to or greater than the exercise price of the option;

     (2) the Portfolio holds a put on the same security that underlies the option which has an exercise price equal to or greater than the exercise price of the covered option (or, if the exercise price is less, the Portfolio sets aside in a segregated account liquid assets that are equal to the difference).

The Conservative Balanced, Diversified Conservative Growth, Equity Income, Equity, Flexible Managed, Global, Natural Resources, Prudential Jennison, Small Capitalization Stock, 20/20 Focus, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios can also purchase "protective puts" on equity securities. These are acquired to protect a Portfolio's security from a decline in market value. In a protective put, a Portfolio has the right to sell the underlying security at the exercise price, regardless of how much the underlying security may decline in value. In exchange for this right, the Portfolio pays the put seller a premium.

The Portfolios may use options for both hedging and investment purposes. None of the Portfolios intends to use more than 5% of its net assets to acquire call options on stocks. The Portfolios may purchase equity securities that have a put or call option provided by the issuer.

B. OPTIONS ON DEBT SECURITIES

The Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Flexible Managed, Government Income, High Yield Bond, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may purchase and sell put and call options on debt securities, including U.S. government debt securities, that are traded on a U.S. securities exchange or privately negotiated with primary U.S. government securities dealers that are recognized by the Federal Reserve Bank of New York (OTC debt options). None of the Portfolios currently intends to invest more than 5% of its net assets at any one time in call options on debt securities. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

Options on debt securities are similar to stock options (see above) except that the option holder has the right to acquire or sell a debt security rather than an equity security.

The Portfolios will write only covered options. Options on debt securities are covered in much the same way as options on equity securities. One exception is in the case of call options on U.S. Treasury Bills. With these options, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value that matches the option contract amount and a maturity date that is no later than the maturity date of the securities underlying the option.

The above Portfolios may also write straddles--which are simply combinations of a call and a put written on the same security at the same strike price and maturity date. When a Portfolio writes a straddle, the same security is used to "cover" both the put and the call. If the price of the underlying security is below the strike price of the put, the Portfolio will set aside liquid assets as additional cover equal to the difference. A Portfolio will not use more than 5% of its net assets as cover for straddles.

The above Portfolios may also purchase protective puts to try to protect the value of one of the securities it owns against a decline in market value, as well as putable and callable debt securities.

C.   RISKS OF TRANSACTIONS IN OPTIONS ON EQUITY AND DEBT SECURITIES.

A Portfolio's use of options on equity or debt securities is subject to certain special risks, in addition to the risk that the market value of the security will move opposite to the Portfolio's option position. An exchange-traded option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the Portfolios will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: ( i ) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate at all times to handle the trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of OTC options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the OTC option. While the Portfolios will seek to enter into OTC options only with dealers who agree to enter into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, a Portfolio may be unable to liquidate an OTC option. Prudential monitors the creditworthiness of dealers with whom the Portfolios enter into OTC option transactions under the Board of Directors' general supervision.

VI.  OPTIONS ON STOCK INDEXES

A.   STOCK INDEX OPTIONS

The Conservative Balanced, Diversified Conservative Growth, Equity, Equity Income, Flexible Managed, Global, Natural Resources, Prudential Jennison, Small Capitalization Stock, Stock Index, 20/20 Focus, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may purchase and sell put and call options on stock indexes that are traded on securities exchanges, listed on NASDAQ or that are privately-negotiated with broker-dealers (OTC options). As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

A Portfolio will only sell or "write" covered options on stock indexes. A call option is covered if the Portfolio holds stocks at least equal to the value of the index times the multiplier times the number of contracts (the Option Value). When a Portfolio writes a call option on a broadly based stock market index, the Portfolio will set aside cash, cash equivalents or "qualified securities" (defined below). The value of the assets to be segregated cannot be less than 100% of the Option Value as of the time the option is written.

If a Portfolio has written an option on an industry or market segment index, it must set aside at least five "qualified securities," all of which are stocks of issuers in that market segment, with a market value at the time the option is written of not less than 100% of the Option Value. The qualified securities will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so set aside in the case of broadly based stock market index options or 25% of such amount in the case of options on a market segment index. If at the close of business on any day the market value of the qualified securities falls below 100% of the Option Value as of that date, the Portfolio will set aside an amount in liquid unencumbered assets equal in value to the difference. In addition, when a Portfolio writes a call on an index which is "in-the-money" at the time the option is written--that is, the index's value is above the strike price--the Portfolio will set aside liquid unencumbered assets equal to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount so set aside may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current Option Value. A "qualified security" is an equity security which is listed on a securities exchange or listed on NASDAQ against which the Portfolio has not written a stock call option and which has not been hedged by the Portfolio by the sale of stock index futures. However, the Portfolio will not be subject to the requirement described in this paragraph if it holds a call on the same index as the call written and the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account with its custodian.

A put index option is covered if: (1) the Portfolio sets aside in a segregated account liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Portfolio holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Portfolio in liquid unencumbered assets in a segregated account.

B.   RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEXES

A Portfolio's purchase and sale of options on stock indexes has the same risks as stock options described in the previous section. In addition, the distinctive characteristics of options on indexes create special risks. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. It is the policy of the Portfolios to purchase or write options only on stock indexes which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

The ability to establish and close out positions on stock index options are subject to the existence of a liquid secondary market. A Portfolio will not purchase or sell any index option contract unless and until, in the portfolio manager's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

There are certain additional risks associated with writing calls on stock indexes. Because exercises of index options are settled in cash, a call writer such as a Portfolio cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot precisely provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Portfolios will follow the "cover" procedures described above.

Price movements of a Portfolio's equity securities probably will not correlate precisely with movements in the level of the index. Therefore, in writing a call on a stock index a Portfolio bears the risk that the price of the securities held by the Portfolio may not increase as much as the index. In that case, the Portfolio would bear a loss on the call which may not be completely offset by movement in the price of the Portfolio's equity securities. It is also possible that the index may rise when the Portfolio's securities do not rise in value. If this occurred, the Portfolio would experience a loss on the call which is not offset by an increase in the value of its securities and might also experience a loss in its securities. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of a Portfolio's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Portfolio has written a stock index call, there is also a risk that the market may decline between the time the Portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, a Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options. For example, even if an index call which a Portfolio has written is "covered" by an index call held by the Portfolio with the same strike price, the Portfolio will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Portfolio exercises the call it holds or the time the Portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

There are also certain special risks involved in purchasing put and call options on stock indexes. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

VII. OPTIONS ON FOREIGN CURRENCIES

A.   OPTIONS ON FOREIGN CURRENCY

The Conservative Balanced, Diversified Conservative Growth, Equity Income, Equity, Flexible Managed, Global, Natural Resources, Prudential Jennison, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes in a manner similar to that in which forward foreign currency exchange contracts and futures contracts on foreign currencies are employed (see below). As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

Options on foreign currencies are similar to options on stocks, except that the option holder has the right to take or make delivery of a specified amount of foreign currency rather than stock.

A Portfolio may purchase and write options to hedge its securities denominated in foreign currencies. If the U.S. dollar increases in value relative to a foreign currency in which the Portfolio's securities are denominated, the value of those securities will decline in U.S. dollar terms. To hedge against a decline of a foreign currency a Portfolio may purchase put options on that foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, at least in part, the decline in the value of the Portfolio's holdings denominated in that foreign currency. Alternatively, a Portfolio may write a call option on a foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the Portfolio's securities denominated in that foreign currency would be offset in part by the premium the Portfolio received for the option.

If on the other hand, the portfolio manager anticipates purchasing a foreign security and also anticipates a rise in the foreign currency in which it is denominated, the Portfolio may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of adverse movements of the exchange rates. Alternatively, the Portfolio could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

B.   RISKS OF TRANSACTIONS IN OPTIONS ON FOREIGN CURRENCY

A Portfolio's successful use of currency exchange options on foreign currencies depends upon the portfolio manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Portfolio's securities denominated in such currency would be partially offset by the premiums paid on the options. If the currency exchange rate does not change, the Portfolio's net income would be less than if the Portfolio had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between the movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risk. A Portfolio's ability to establish and maintain positions will depend on market liquidity. The ability of the Portfolio to close out an option depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Because there are two currencies involved, developments in either or both countries can affect the values of options on foreign currencies. In addition, the quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

VIII. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A.   FUTURES AND OPTIONS ON FUTURES

The Conservative Balanced, Diversified Conservative Growth, Equity, Equity Income, Flexible Managed, Global, Natural Resources, Prudential Jennison, Small Capitalization Stock, Stock Index, 20/20 Focus, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may purchase and sell stock index futures contracts. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

The Conservative Balanced, Diversified Bond, Flexible Managed, Global, Government Income, High Yield Bond, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on interest-bearing securities or interest rate indexes. The Diversified Conservative Growth, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may, to the extent permitted by applicable regulations, purchase and sell futures contracts on debt securities, aggregates of debt securities, and U.S. government securities. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

The Conservative Balanced, Diversified Conservative Growth, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, Natural Resources, 20/20 Focus, SP Large Cap Value, and SP Small/Mid

Cap Value Portfolios may purchase and sell futures contracts on foreign currencies. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the buyer would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day.

The above Portfolios may purchase or sell futures contracts without limit for hedging purposes. This would be the case, for example, if a portfolio manager is using a futures contract to reduce the risk of a particular position on a security. The above Portfolios can also purchase or sell futures contract for non-hedging purposes provided the initial margins and premiums associated with the contracts do not exceed 5% of the fair market value of the Portfolio's assets, taking into account unrealized profits or unrealized losses on any such futures. This would be the case if a portfolio manager uses futures for investment purposes, to increase income or to adjust the Portfolio's asset mix.

B. ADDITIONAL INFORMATION REGARDING THE USE OF FUTURES AND OPTIONS BY THE STOCK INDEX AND SMALL CAPITALIZATION STOCK PORTFOLIOS

As explained in the prospectus, the Stock Index Portfolio seeks to duplicate the performance of the Standard & Poor's 500 Stock Price Index (S&P 500 Index) and the Small Capitalization Stock Portfolio seeks to duplicate the performance of the Standard & Poor's Small Capitalization Stock Index (S&P SmallCap Index). The Portfolios will be as fully invested in the S&P Indexes' stocks as is feasible in light of cash flow patterns and the cash requirements for efficiently investing in a unit of the basket of stocks comprising the S&P 500 and S&P SmallCap Indexes, respectively. When the Portfolios do have short-term investments, they may purchase stock index futures contracts in an effort to have the Portfolio better follow the performance of a fully invested portfolio. When a Portfolio purchases stock index futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Portfolio's custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of futures is unleveraged.

As an alternative to the purchase of a stock index futures contract, a Portfolio may construct synthetic positions involving options on stock indexes and options on stock index futures that are equivalent to such a long futures position. In particular, a Portfolio may utilize "put/call combinations" as synthetic long stock index futures positions. A put/call combination is the purchase of a call and the sale of a put at the same time with the same strike price and maturity. It is equivalent to a forward position and, if settled every day, is equivalent to a long futures position. When constructing put/call combinations, the Portfolio will set aside cash or cash equivalents in a segregated account equal to the market value of the Portfolio's forward position to collateralize the position and ensure that it is unleveraged.

C.   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

There are several risks associated with a Portfolio's use of futures contracts. When used for investment purposes (that is, non-hedging purposes), successful use of futures contracts, like successful investment in securities, depends on the ability of the portfolio manager to predict correctly movements in the relevant markets, interest rates and/or currency exchange rates. When used for hedging purposes, there is a risk of imperfect correlation between movements in the price of the futures contract and the price of the securities or currency that are the subject of the hedge. In the case of futures contracts on stock or interest rate indexes, the correlation between the price of the futures contract and movements in the index might not be perfect. To compensate for differences in volatility, a Portfolio could purchase or sell futures contracts with a greater or lesser value than the securities or currency it wished to hedge or purchase. Other risks apply to use for both hedging and investment purposes. Temporary price distortions in the futures market could be caused by a variety of factors. Further, the ability of a Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time.

The hours of trading of futures contracts may not conform to the hours during which a Portfolio may trade the underlying securities and/or currency. To the extent that the futures markets close before the securities or currency markets, significant price and rate movements can take place in the securities and/or currency markets that cannot be reflected in the futures markets.

D.   RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indexes, and futures contracts. These risks include the risk that the portfolio manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Portfolio.

IX.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Conservative Balanced, Diversified Conservative Growth, Flexible Managed, Equity Income, Equity, Prudential Jennison, Global, Natural Resources, 20/20 Focus, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may enter into foreign currency exchange contracts to protect the value of their foreign holdings against future changes in the level of currency exchange rates. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when a portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The above Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Portfolio. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the Portfolios will thereby be served.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The above Portfolios' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolios value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

The High Yield Bond Portfolio may also invest up to 10% of its total assets in foreign currency denominated debt securities of foreign or U.S. issuers. If the Portfolio does engage in such investment activity, it may also enter into forward foreign currency exchange contracts.

X.   INTEREST RATE SWAPS

The Diversified Bond, Diversified Conservative Growth, Government Income, High Yield Bond, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios may use interest rate swaps subject to the limitations set forth in the prospectus. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

Interest rate swaps, in their most basic form, involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest. For example, a Portfolio might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same--to increase or decrease a Portfolio's exposure to long or short-term interest rates. For example, a Portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.

The use of swap agreements is subject to certain risks. As with options and futures, if the portfolio manager's prediction of interest rate movements is incorrect, the Portfolio's total return will be less than if the Portfolio had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Each of the above Portfolios will set aside liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

XI. LOAN PARTICIPATIONS

The Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Flexible Managed, High Yield Bond, Money Market, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may invest in fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions. The above Portfolios will generally invest in loans in the form of "loan participations." As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

In the typical loan participation, the Portfolio will have a contractual relationship with the lender but not the borrower. This means that the Portfolio will not have any right to enforce the borrower's compliance with the terms of the loan and may not benefit directly from any collateral supporting the loan. As a result, the Portfolio will assume the credit risk of both the borrower and the lender. In the event of the lender's insolvency, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

XII. REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS


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A.   DESCRIPTION OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The Diversified Bond, Diversified Conservative Growth, Government Income, High Yield Bond , SP Large Cap Value, and SP Small/Mid Cap Value Portfolios and the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may use up to 30% of their net assets for reverse repurchase agreements and dollar rolls. The Money Market Portfolio and the money market portion of any Portfolio may use up to 10% of its net assets for reverse repurchase agreements. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

In a reverse repurchase transaction, a Portfolio sells one of its securities and agrees to repurchase the same security at a set price on a specified date. During the time the security is held by the other party, the Portfolio will often continue to receive principal and interest payments on the security. The terms of the reverse repurchase agreement reflect a rate of interest for use of the money received by the Portfolio and thus, is similar to borrowing.

Dollar rolls involve the sale by the Portfolio of one of its securities for delivery in the current month and a contract to repurchase substantially similar securities (for example, with the same coupon) from the other party on a specified date in the future at a specified amount. During the roll period, a Portfolio does not receive any principal or interest earned on the security. The Portfolio realizes a profit to the extent the current sale price is more than the price specified for the future purchase, plus any interest earned on the cash paid to the Portfolio on the initial sale.

A "covered roll" is a specific type of dollar roll where there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

A Portfolio participating in reverse repurchase or dollar roll transactions will set aside liquid assets in a segregated account which equal in value the Portfolio's obligations under the reverse repurchase agreement or dollar roll, respectively.

B.   RISKS OF REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Portfolio may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. If the other party in a reverse purchase or dollar roll transaction becomes insolvent, a Portfolio's use of the proceeds of the agreement may be restricted pending a determination by a third party of whether to enforce the Portfolio's obligation to repurchase.

XIII. WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Equity, Equity Income, Flexible Managed, Global, Government Income, High Yield Bond, Natural Resources, Prudential Jennison, Small Capitalization Stock, 20/20 Focus, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

Purchasing a security on a when-issued or delayed delivery basis means that the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater to such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its


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


acquisition, it could, as with the disposition of any other security, incur a gain or loss.

The Money Market Portfolio and the short-term portion of the other Portfolios may purchase money market securities on a when-issued or delayed-delivery basis.

XIV. SHORT SALES

The Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Flexible Managed, Government Income, High Yield Bond, 20/20 Focus, SP Large Cap Value, and SP Small/Mid Cap Value Portfolios may enter into short sales. As discussed in the Prospectus, certain PIFM-Advised Portfolios also may invest in this type of security.

In a short sale, a Portfolio sells a security it does not own in anticipation of a decline in the market value of those securities. To complete the transaction, the Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security it borrowed by purchasing it at the market price at the time of replacement. The price at that time may be more or less than the price at which the Portfolio sold it. Until the security is replaced, the Portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a fee which would increase the cost of the security sold.

Until a Portfolio replaces a borrowed security used in a short sale, it will set aside liquid assets in a segregated account equal to the current market value of the security sold short or otherwise cover the short position. No more than 25% of any Portfolio's net assets will be, when added together: (1) deposited as collateral for the obligation to replace securities borrowed in connection with short sales and (2) segregated in accounts in connection with short sales.

A Portfolio incurs a loss in a short sale if the price of the security increases between the date of the short sale and the date the Portfolio replaces the borrowed security. On the other hand, a Portfolio will realize gain if the security's price decreases between the date of the short sale and the date the security is replaced.

XV. LOANS OF PORTFOLIO SECURITIES

A.   DESCRIPTION OF SECURITIES LOANS

All of the Portfolios except the Money Market Portfolio may lend the securities they hold to broker-dealers, qualified banks and certain institutional investors. All securities loans will be made pursuant to a written agreement and continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal or greater than the market value of the loaned securities plus the accrued interest and dividends. While a security is loaned, the Portfolio will continue to receive the interest and dividends on the loaned security while also receiving a fee from the borrower or earning interest on the investment of the cash collateral. Upon termination of the loan, the borrower will return to the Portfolio a security identical to the loaned security. The Portfolio will not have the right to vote a security that is on loan, but would be able to terminate the loan and retain the right to vote if that were considered important with respect to the investment.

B.   RISKS ASSOCIATED WITH LENDING SECURITIES

The primary risk in lending securities is that the borrower may become insolvent on a day on which the


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


loaned security is rapidly advancing in price. In this event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage but the Portfolio would be an unsecured creditor with respect to any shortfall and might not be able to recover all or any of it. However, this risk can be decreased by the careful selection of borrowers and securities to be lent.

None of the Portfolios will lend securities to entities affiliated with Prudential.

XVI. ILLIQUID SECURITIES

Each Portfolio, other than the Money Market Portfolio, may hold up to 15% of its net assets in illiquid securities. The Money Market Portfolio may hold up to 10% of its net assets in illiquid securities. Securities are "illiquid" if they cannot be sold in the ordinary course of business within seven days at approximately the value at which the Portfolio has them valued. Repurchase agreements with a maturity of greater than seven days are considered illiquid.

The Portfolios may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. These securities will not be considered illiquid so long as it is determined by the investment adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the investment adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Portfolio's treatment of Rule 144A securities as liquid could have the effect of increasing the level of portfolio illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, the investment adviser, acting under guidelines approved and monitored by the Board of Directors, may conditionally determine, for purposes of the 15% test, that certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act of 1933 will not be considered illiquid, whether or not it may be resold under Rule 144A. To make that determination, the following conditions must be met: (1) the security must not be traded flat or in default as to principal or interest; (2) the security must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO (if the security is unrated, the investment adviser must determine that the security is of equivalent quality); and (3) the investment adviser must consider the trading market for the specific security, taking into account all relevant factors. The investment adviser will continue to monitor the liquidity of any Rule 144A security or any
Section 4(2) commercial paper which has been determined to be liquid and, if a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure that the 15% test (10% for the Money Market Portfolio) continues to be satisfied.

XVII. FURTHER INFORMATION ABOUT THE ZERO COUPON BOND PORTFOLIOS

As stated in the prospectus, the objective of Zero Coupon Bond Portfolios 2000 and 2005 is to achieve the highest predictable compounded investment return for a specified period of time, consistent with the safety of invested capital. This discussion provides a more detailed explanation of the investment policies that will be employed to manage these Portfolios.

If each Zero Coupon Bond Portfolio held only stripped securities that were obligations of the United States Government, maturing on the liquidation date, the compounded yield of the Portfolio from the date of initial


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


investment until the liquidation date could be calculated arithmetically to a high degree of accuracy. By: (i) including stripped corporate obligations and interest bearing debt securities; (ii) including securities with maturity dates within 2 years of the liquidation date; and (iii) more actively managing the Portfolio, the accuracy of the predicted yield is reduced somewhat with the objective of achieving an increased yield. The reduction in accuracy is kept to an acceptably small amount, however, by an investment technique known as "immunization." By purchasing securities with maturity dates or with interest payment dates prior to the liquidation date, a risk is incurred that the payments received will not be able to be reinvested at interest rates as high as or higher than the yield initially predicted. This is known as "reinvestment risk." By including securities with maturity dates after the liquidation date, a risk is incurred that, because interest rates have increased, the market value of such securities will be lower than had been anticipated. This is known as "market risk." It is also possible, conversely, that payments received prior to the liquidation date can be reinvested at higher rates than the predicted yield and that the value of unmatured securities on the liquidation date will be greater than anticipated. Reinvestment risk and market risk are thus reciprocal in that any change in the general level of interest rates has an opposite effect on the two classes of securities described above.

The Portfolios' investment adviser seeks to balance these risks by making use of the concept of "duration." A bond's duration is the average weighted period of time until receipt of all scheduled cash payments under the bond (whether principal or interest), where the weights are the present value of the amounts to be received on each payment date. Unlike the concept of a bond's "term to maturity," therefore, duration takes into account both the amount and timing of a bond's interest payments, in addition to its maturity date and yield to maturity. The duration of a zero coupon bond is the product of the face amount of the bond and the time until maturity. As applied to a portfolio of bonds, a portfolio's "duration" is the average weighted period of time until receipt of all scheduled payments, whether principal or interest, from all bonds in the portfolio.

When a Portfolio's duration is equal to the length of time remaining until its liquidation date, fluctuations in the amount of income accumulated by the Portfolio through reinvestment of coupon or principal payments received prior to the liquidation date (that is, fluctuations caused by reinvestment risk) will, over the period ending on the liquidation date, be approximately equal in magnitude to, but opposite in direction from, fluctuations in the market value on the liquidation date of the Portfolio's unmatured bonds (that is, fluctuations caused by market risk). By maintaining each Portfolio's duration within one year of the length of time remaining until its liquidation date, the investment adviser believes that each Portfolio's value on its liquidation date, and hence an investor's compounded investment return to that date, will largely be immunized against changes in the general level of interest rates. The success of this technique could be affected, however, by such factors as changes in the relationship between long-term and short-term interest rates and changes in the difference between the yield on corporate and Treasury securities.

The investment adviser will also calculate a projected yield for each Zero Coupon Bond Portfolio. At the beginning of each week, after the net asset value of each Zero Coupon Bond Portfolio has been determined, the investment adviser will calculate the compounded annual yield that will result if all securities in the Portfolio are held until the liquidation date or, if earlier, until their maturity dates (with the proceeds reinvested until the liquidation date). This is the predicted yield for that date. It can also be expressed as the amount to which a premium of $10,000 is predicted to grow by the Portfolio's liquidation date. Both of these numbers will be furnished upon request. Unless there is a significant change in the general level of interest rates--in which case a recalculation will be made--the predicted yield is not likely to vary materially over the course of each week.

As stated in the prospectus, as much as 30% of each Portfolio's assets may be invested in zero coupon debt securities issued by United States corporations or in high grade interest-bearing debt securities, provided that no more than 20% of the assets of the Portfolio may be invested in interest-bearing securities. The extent to which the Portfolio invests in interest-bearing securities may rise above 20% as the Portfolio moves closer to its liquidation date since both reinvestment risk and market risk become



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


smaller as the period to the liquidation date decreases.

XVIII. U.S. GOVERNMENT SECURITIES

A.   U.S. TREASURY SECURITIES.

Certain Portfolios may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

B. OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES.

Certain Portfolios may invest in debt securities issued or guaranteed by agencies or instrumentalities of the U.S. government, including but not limited to, Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities. Obligations of GNMA, the Farmers Home Administration and the Export-Import Bank are backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, a Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Such securities include obligations issued by the Student Loan Marketing Association (SLMA), FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to such entities.

Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by a Portfolio in the form of U.S. Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury Strips.

Certain Portfolios may invest in component parts of U.S. government debt securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of U.S. government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. The Fund may also invest in custodial receipts held by a third party that are not U.S. Government securities.

SPECIAL CONSIDERATIONS.

U.S. government securities are considered among the most creditworthy of fixed-income investments. The yields available from U.S. government securities are generally lower than the yields available from corporate debt securities. The values of U.S. government securities (like those of fixed-income securities generally) will change as interest rates fluctuate.

During periods of falling U.S. interest rates, the values of outstanding long-term U.S. government securities generally rise. Conversely, during periods of rising interest rates, the values of such securities


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


generally decline. The magnitude of those fluctuations will generally be greater for securities with longer maturities. Although changes in the value of U.S. government securities will not affect investment income from those securities, they will affect the net asset value (NAV) of a Portfolio.

At a time when a Portfolio has written call options on a portion of its U.S. government securities, its ability to profit from declining interest rates will be limited. Any appreciation in the value of the securities held in the portfolio above the strike price would likely be partially or wholly offset by unrealized losses on call options written by a Portfolio. The termination of option positions under these conditions would generally result in the realization of capital losses, which would reduce the Portfolio's capital gains distributions. Accordingly, a Portfolio would generally seek to realize capital gains to offset realized losses by selling portfolio securities. In such circumstances, however, it is likely that the proceeds of such sales would be reinvested in lower yielding securities.

D. MORTGAGE-RELATED SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES

Certain Portfolios may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC Certificates where the U.S. government or its agencies or instrumentalities guarantees the payment of interest and principal of these securities. However, these guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates nor do these guarantees extend to the yield or value of a Portfolio's shares. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees.

In addition to GNMA, FNMA or FHLMC certificates through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, certain Portfolios may also invest in certain mortgage pass-through securities issued by the U.S. government or its agencies and instrumentalities commonly referred to as mortgage-backed security strips or MBS strips. MBS strips are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected.

Certain Portfolios will invest in both Adjustable Rate Mortgage Securities
(ARMs), which are pass-through mortgage securities collateralized by adjustable rate mortgages, and Fixed-Rate Mortgage Securities (FRMs), which are collateralized by fixed-rate mortgages.

FHLMC SECURITIES.


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FHLMC presently issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the stated principal amount.

ADJUSTABLE RATE MORTGAGE SECURITIES.

Generally, ARMs have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of prepayment of principal. However, the major difference between ARMs and FRMs is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular, pre-specified, published interest rate index. Because the interest rate on ARMs generally moves in the same direction as market interest rates, the market value of ARMs tends to be more stable than that of long-term fixed-rate securities.

FIXED-RATE MORTGAGE SECURITIES.

Certain Portfolios may invest in high-coupon fixed-rate mortgage securities. Such securities are collateralized by fixed-rate mortgages and tend to have high prepayment rates when the level of prevailing interest rates declines significantly below the interest rates on the mortgages. Thus, under those circumstances, the securities are generally less sensitive to interest rate movements than lower coupon FRMs.

COLLATERALIZED MORTGAGE OBLIGATIONS.

Collateralized mortgage obligations (CMOs) are debt instruments collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as Mortgage Assets). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special-purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (REMIC). All future references to CMOs include REMICs and multi-class pass-through securities.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

SPECIAL CONSIDERATIONS OF MORTGAGE-BACKED SECURITIES.


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


The underlying mortgages which collateralize the ARMs, CMOs and REMICs in which certain Portfolios may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. In addition, because of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate.

The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid prepayment than their stated maturity date would indicate as a result of the pass-through of prepayments on the underlying mortgage obligations. During periods of declining interest rates, prepayments of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, a Portfolio reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, a Portfolio's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses. During periods of rising interest rates, the rate of prepayment mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of the mortgage-backed securities. This maturity extension risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

XIX.  BRADY BONDS

Certain Portfolios may invest in debt obligations commonly known as "Brady Bonds" which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued in connection with the restructuring of the bank loans, for example, of the governments of Mexico, Venezuela and Argentina.

Brady Bonds have been issued only recently, and, accordingly, do not have a long repayment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which may have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to value recovery payments in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (1) the collateralized repayment of principal at final maturity; (2) the collateralized interest payments; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the residual risk). In the event of a default with respect to collateralized Brady Bonds as a result of which payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds which will continue to be outstanding at the time the face amount of the collateral will equal the principal payments which would have been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

XX.  RISK FACTORS RELATING TO JUNK BONDS

Fixed-income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (that is, high yield or high risk) securities (commonly referred to as junk bonds) are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Portfolio's net asset value. The investment adviser considers both credit risk and market risk in making investment decisions for a Portfolio. Investors should carefully consider the relative risks of investing in high-yield securities and understand that such securities are not generally meant for short term investing.

The investment adviser will perform its own investment analysis and will not rely principally on the ratings assigned by the rating services, although such ratings will be considered by the investment adviser. The investment adviser will consider, among other things, the financial history and condition, the prospects and the management of an issuer in selecting securities for a Portfolio.

Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. During an economic downturn or recession, securities of highly leveraged issuers are more likely to default than securities of higher rated issuers. In addition to the risk of default, there are the related costs of recovery on defaulted issues. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities and, from time to time, it may be more difficult to value high-yield securities than more highly rated securities. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the investment adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the

Fund's NAV.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the debt portion of the Portfolio's portfolio and increasing the exposure of the Portfolio to the risks of high-yield securities.

Ratings of fixed-income securities represent the rating agencies' opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which a Portfolio may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities which fluctuate in response to the general level of interest rates.

XXI.     OTHER INVESTMENT PRACTICES.

AFFILIATED BANK TRANSACTIONS. The SP Large Cap Value and SP Small/Mid Cap Value Portfolios may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the Portfolio under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. The Board of Directors periodically reviews transactions involving affiliated financial institutions.

BORROWING. The SP Large Cap Value and SP Small/Mid Cap Value Portfolios each may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. The SP Large Cap Value Portfolio, SP Small/Mid Cap Value Portfolio, and certain other Portfolios may invest in indexed securities.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a Portfolio supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The SP Large Cap Value Portfolio and SP Small/Mid Cap Value Portfolio each limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each Portfolio's investment limitations). For purposes of these limitations, a Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require a Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

PREFERRED STOCK is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a Portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

TEMPORARY DEFENSIVE POLICIES. The SP Large Cap Value Portfolio and SP Small/Mid Cap Value Portfolio each reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

                             INVESTMENT RESTRICTIONS

Set forth below are certain investment restrictions applicable to the Portfolios. Restrictions 1, 3, 5, and 8 through 11 are fundamental and may not be changed without shareholder approval as required by the 1940 Act. Restrictions 2, 4, 6, 7, and 12 are not fundamental and may be changed by the Board of Directors without shareholder approval.

With respect to each Portfolio (other than the SP Large Cap Value and SP Small/Mid Cap Value Portfolios), none of the Portfolios will:

     1. Buy or sell real estate and mortgages, although the Portfolios may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operation. Buy or sell commodities or commodities contracts, except that the Diversified Stock, Balanced, and Specialized Portfolios may purchase and sell stock index futures contracts and related options; the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios), the Global Portfolio, and the Balanced Portfolios may purchase and sell interest rate futures contracts and related options; and all Portfolios (other than the Money Market, Government Income, Zero Coupon Bond, and Small Capitalization Stock Portfolios) may purchase and sell foreign currency futures contracts and related options and forward foreign currency exchange contracts.

     2. No Portfolio will, except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company. Provided, however, that any Portfolio may invest in the securities of one or more investment companies to the extent permitted by any order of exemption granted by the United States Securities and Exchange Commission.

     3. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition or reorganization.

     4. Make short sales of securities or maintain a short position, except that the Diversified Bond, Diversified Conservative Growth, 20/20 Focus, High Yield Bond, Government Income, Conservative Balanced and Flexible Managed Portfolios may sell securities short up to 25% of their net assets and except that the Portfolios (other than the Money Market and Zero Coupon Bond Portfolios) may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

     5. Purchase securities on margin or otherwise borrow money or issue senior securities except that the Diversified Bond, Diversified Conservative Growth, High Yield Bond and Government Income Portfolios, as well as the fixed income portions of the Balanced Portfolios, may enter into reverse repurchase agreements, dollar rolls and may purchase securities on a when-issued and delayed delivery basis; except that the Money Market Portfolio and the money market portion of any Portfolio may enter into reverse repurchase agreements and may purchase securities on a when-issued and delayed delivery basis; and except that the Equity, Prudential Jennison, 20/20 Focus, Small Capitalization Stock, Equity Income, Natural Resources and Global Portfolios may purchase securities on a when-issued or a delayed delivery basis. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank for the account of any Portfolio as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, an amount that does not exceed 5% of the value of the Portfolio's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Interest paid on borrowings will not be available for investment. Collateral arrangements with respect to futures contracts and options thereon and forward foreign currency exchange contracts (as permitted by restriction no. 1) are not deemed to be the issuance of a senior security or the purchase of a security on margin. Collateral arrangements with respect to the writing of the following options by the following Portfolios are not deemed to be the issuance of a senior security or the purchase of a security on margin: Diversified Stock and Specialized Portfolios other than the Stock Index Portfolio (options on equity securities, stock indexes, foreign currencies) and the Small Capitalization Stock Portfolio (options on equity securities, stock indexes); the Diversified Conservative Growth and the Balanced Portfolios (options on debt securities, equity securities, stock indexes, foreign currencies); Diversified Bond and High Yield Bond Portfolios (options on debt securities, foreign currencies); Government Income Portfolio (options on debt securities); 20/20 Focus Portfolio (options on stock indexes). Collateral arrangements entered into by the Fixed Income Portfolios (other than the Money Market and Zero Coupon Bond Portfolios), Diversified Conservative Growth Portfolio and the Balanced Portfolios with respect to interest rate swap agreements are not deemed to be the issuance of a senior security or the purchase of a security on margin.

     6. Enter into reverse repurchase agreements if, as a result, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements); except that the Diversified Bond, Diversified Conservative Growth, High Yield Bond, and Government Income Portfolios, as well as the fixed income portions of the Conservative Balanced and Flexible Managed Portfolios, may enter into reverse repurchase agreements and dollar rolls provided that the Portfolio's obligations with respect to those instruments do not exceed 30% of the Portfolio's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements and dollar rolls).

     7. Pledge or mortgage assets, except that no more than 10% of the value of any Portfolio may be pledged (taken at the time the pledge is made) to secure authorized borrowing and except that a

          Portfolio may enter into reverse repurchase agreements. Collateral arrangements entered into with respect to futures and forward contracts and the writing of options are not deemed to be the pledge of assets. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be the pledge of assets.

     8. Lend money, except that loans of up to 10% of the value of each Portfolio may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a Portfolio in accordance with its investment objectives and policies.

     9. Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Portfolio securities and with loans that a Portfolio may make pursuant to item 8 above.

     10. Make an investment unless, when considering all its other investments, 75% of the value of a Portfolio's assets would consist of cash, cash items, obligations of the United States Government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a Portfolio's assets and to not more than 10% of the issuer's outstanding voting securities held by the Fund as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a Portfolio may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a Portfolio may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

     11. Purchase securities of a company in any industry if, as a result of the purchase, a Portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by the Securities and Exchange Commission ("SEC")).

     12. Invest more than 15% of its net assets in illiquid securities. (The Money Market Portfolio will not invest more than 10% of its net assets in illiquid securities.) For purposes of this restriction, illiquid securities are those deemed illiquid pursuant to SEC regulations and guidelines, as they may be revised from time to time.

Consistent with item 5 above, the Fund has entered into a joint $1 billion revolving credit facility with other Prudential mutual funds to facilitate redemptions if necessary. This credit facility, which was entered into on March 13, 1999, is a syndicated arrangement with 12 different major banks.

The Natural Resources Portfolio will generally invest a substantial majority of its total assets in securities of natural resource companies. With respect to item 11 above, as it relates to the Natural Resources Portfolio, the following categories will be considered separate and distinct industries: integrated oil/domestic, integrated oil/international, crude oil production, natural gas production, gas pipeline, oil service, coal, forest products, paper, foods (including corn and wheat), tobacco, fertilizers, aluminum, copper, iron and steel, all other basic metals (for example, nickel, lead), gold, silver, platinum, mining finance, plantations (for example, edible oils), mineral sands, and diversified resources. A company will be deemed to be in a particular industry if the majority of its revenues is derived from or the majority of its assets is dedicated to one of the categories described in the preceding sentence. The Board of Directors of the Fund will review these industry classifications from time to time to determine whether they are reasonable under the circumstances and may change such classifications, without shareholder approval, to the extent necessary.

Certain additional non-fundamental investment policies are applicable only to the Money Market Portfolio. That Portfolio will not:

     1. Invest in oil and gas interests, common stock, preferred stock, warrants or other equity securities.

     2. Write or purchase any put or call option or combination of them, except that it may purchase putable or callable securities.

     3. Invest in any security with a remaining maturity in excess of 397 days, except that securities held pursuant to repurchase agreements may have a remaining maturity of more than 397 days.

Certain additional non-fundamental investment policies are applicable only to the High Yield Bond Portfolio. That Portfolio will not:

     1. Invest in any non-fixed income equity securities, including warrants, except when attached to or included in a unit with fixed income securities, but not including preferred stock.

     2. Invest more than 20% of the market or other fair value of its total assets in United States currency denominated issues of foreign governments and other foreign issuers; or invest more than 10% of the market or other fair value of its total assets in securities which are payable in currencies other than United States dollars. The Portfolio will not engage in investment activity in non-U.S. dollar denominated issues without first obtaining authorization to do so from the Fund's Board of Directors. See INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS.

Current federal income tax laws require that the assets of each Portfolio be adequately diversified so that Prudential and other insurers with separate accounts which invest in the Fund, as applicable, and not the Contract owners, are considered the owners of assets held in the Accounts for federal income tax purposes. Prudential intends to maintain the assets of each Portfolio pursuant to those diversification requirements.

FUNDAMENTAL INVESTMENT RESTRICTIONS APPLICABLE ONLY TO SP LARGE CAP VALUE PORTFOLIO AND SP SMALL/MID CAP VALUE PORTFOLIO

             INVESTMENT LIMITATIONS OF SP LARGE CAP VALUE PORTFOLIO

     The following are the Portfolio's fundamental investment limitations set forth in their entirety. The Portfolio may not:

 1. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended;

 2. borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

 3. UNDERWRITE SECURITIES ISSUED BY OTHERS, EXCEPT TO THE EXTENT THAT THE PORTFOLIO MAY BE CONSIDERED AN UNDERWRITER WITHIN THE MEANING OF THE SECURITIES ACT OF 1933 IN THE DISPOSITION OF RESTRICTED SECURITIES OR IN CONNECTION WITH INVESTMENTS IN OTHER INVESTMENT COMPANIES.

 4. PURCHASE THE SECURITIES OF ANY ISSUER (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES OR INSTRUMENTALITIES, OR SECURITIES OF OTHER INVESTMENT COMPANIES), IF, AS A RESULT, MORE THAN 25% OF THE PORTFOLIO'S TOTAL ASSETS WOULD BE INVESTED IN COMPANIES WHOSE PRINCIPAL BUSINESS ACTIVITIES ARE IN THE SAME INDUSTRY;

 5. PURCHASE OR SELL REAL ESTATE UNLESS ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR OTHER INSTRUMENTS (BUT THIS WILL NOT PREVENT THE PORTFOLIO FROM INVESTING IN SECURITIES OR OTHER INSTRUMENTS BACKED BY REAL ESTATE OR SECURITIES OF COMPANIES ENGAGED IN THE REAL ESTATE BUSINESS);

 6. PURCHASE OR SELL PHYSICAL COMMODITIES UNLESS ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR OTHER INSTRUMENTS (BUT THIS SHALL NOT PREVENT THE FUND FROM PURCHASING OR SELLING OPTIONS AND FUTURES CONTRACTS OR FROM INVESTING IN SECURITIES OR OTHER INSTRUMENTS BACKED BY PHYSICAL COMMODITIES); AND

 7. LEND ANY SECURITY OR MAKE ANY LOAN IF, AS A RESULT, MORE THAN 33 1/3% OF ITS TOTAL ASSETS WOULD BE LENT TO OTHER PARTIES, BUT THIS LIMITATION DOES NOT APPLY TO PURCHASES OF DEBT SECURITIES OR TO REPURCHASE AGREEMENTS.

 8. THE PORTFOLIO MAY, NOTWITHSTANDING ANY OTHER FUNDAMENTAL POLICY OR LIMITATION, INVEST ALL OF ITS ASSETS IN THE SECURITIES OF A SINGLE OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY OR AN AFFILIATE OR SUCCESSOR WITH SUBSTANTIALLY THE SAME FUNDAMENTAL INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO.

     THE FOLLOWING INVESTMENT LIMITATIONS RESTRICTIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) IN ORDER TO QUALIFY AS A "REGULATED INVESTMENT COMPANY" UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, THE PORTFOLIO CURRENTLY INTENDS TO COMPLY WITH CERTAIN

          DIVERSIFICATION LIMITS IMPOSED BY SUBCHAPTER M;


(ii) THE PORTFOLIO DOES NOT CURRENTLY INTEND TO SELL SECURITIES SHORT, UNLESS IT OWNS OR HAS THE RIGHT TO OBTAIN SECURITIES EQUIVALENT IN KIND AND AMOUNT TO THE SECURITIES SOLD SHORT, AND PROVIDED THAT TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS ARE NOT DEEMED TO CONSTITUTE SELLING SECURITIES SHORT.

(iii) THE PORTFOLIO DOES NOT CURRENTLY INTEND TO PURCHASE SECURITIES ON MARGIN, EXCEPT THAT THE FUND MAY OBTAIN SUCH SHORT-TERM CREDITS AS ARE NECESSARY FOR THE CLEARANCE OF TRANSACTIONS, AND PROVIDED THAT MARGIN PAYMENTS IN CONNECTION WITH FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS SHALL NOT CONSTITUTE PURCHASING SECURITIES ON MARGIN.

(iv) The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) THE PORTFOLIO DOES NOT CURRENTLY INTEND TO PURCHASE ANY SECURITY IF, AS A RESULT, MORE THAN 15% OF ITS NET ASSETS WOULD BE INVESTED IN SECURITIES THAT ARE DEEMED TO BE ILLIQUID BECAUSE THEY ARE SUBJECT TO LEGAL OR CONTRACTUAL RESTRICTIONS ON RESALE OR BECAUSE THEY CANNOT BE SOLD OR DISPOSED OF IN THE ORDINARY COURSE OF BUSINESS AT APPROXIMATELY THE PRICES AT WHICH THEY ARE VALUED.

(vi) THE PORTFOLIO DOES NOT CURRENTLY INTEND TO LEND ASSETS OTHER THAN SECURITIES TO OTHER PARTIES, EXCEPT BY (A) LENDING MONEY (UP TO 15% OF THE PORTFOLIO'S NET ASSETS) TO A REGISTERED INVESTMENT COMPANY OR PORTFOLIO FOR WHICH FIDELITY MANAGEMENT & RESEARCH COMPANY OR AN AFFILIATE SERVES AS INVESTMENT ADVISER OR (B) ACQUIRING LOANS, LOAN PARTICIPATIONS, OR OTHER FORMS OF DIRECT DEBT INSTRUMENTS AND, IN CONNECTION THEREWITH, ASSUMING ANY ASSOCIATED UNFUNDED COMMITMENTS OF THE SELLERS. (THIS LIMITATION DOES NOT APPLY TO PURCHASES OF DEBT SECURITIES OR TO REPURCHASE AGREEMENTS.)

      FOR PURPOSES OF LIMITATION (i), SUBCHAPTER M GENERALLY REQUIRES THE PORTFOLIO TO INVEST NO MORE THAN 25% OF ITS TOTAL ASSETS IN SECURITIES OF ANY ONE ISSUER AND TO INVEST AT LEAST 50% OF ITS TOTAL ASSETS SO THAT NO MORE THAN 5% OF THE PORTFOLIO'S TOTAL ASSETS ARE INVESTED IN THE SECURITIES OF ANY ONE ISSUER. HOWEVER, SUBCHAPTER M ALLOWS UNLIMITED INVESTMENTS IN CASH, CASH ITEMS, GOVERNMENT SECURITIES (AS DEFINED BY SUBCHAPTER M) AND SECURITIES OF OTHER INVESTMENT COMPANIES. THESE TAX REQUIREMENTS ARE GENERALLY APPLIED AT THE END OF EACH QUARTER OF THE FUND'S TAXABLE YEAR.

      WITH RESPECT TO LIMITATION (V), IF, THROUGH A CHANGE IN VALUES, NET ASSETS, OR OTHER CIRCUMSTANCES, THE PORTFOLIO WERE IN A POSITION WHERE MORE THAN 15% OF ITS NET ASSETS WAS INVESTED IN ILLIQUID SECURITIES, IT WOULD CONSIDER APPROPRIATE STEPS TO PROTECT LIQUIDITY.

      FOR PURPOSES OF NORMALLY INVESTING AT LEAST 65% OF THE PORTFOLIO'S TOTAL ASSETS IN COMMON STOCKS OF COMPANIES WITH LARGE MARKET CAPITALIZATIONS, FMR INTERPRETS "TOTAL ASSETS" TO EXCLUDE COLLATERAL

     RECEIVED FOR SECURITIES LENDING TRANSACTIONS.

INVESTMENT LIMITATIONS OF SP SMALL/MID CAP VALUE PORTFOLIO

     The following are the Portfolio's fundamental investment limitations set forth in their entirety. The Portfolio may not:

 1. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended;

 2. borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

 3. UNDERWRITE SECURITIES ISSUED BY OTHERS, EXCEPT TO THE EXTENT THAT THE PORTFOLIO MAY BE CONSIDERED AN UNDERWRITER WITHIN THE MEANING OF THE SECURITIES ACT OF 1933 IN THE DISPOSITION OF RESTRICTED SECURITIES OR IN CONNECTION WITH INVESTMENTS IN OTHER INVESTMENT COMPANIES.

 4. PURCHASE THE SECURITIES OF ANY ISSUER (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES OR INSTRUMENTALITIES, OR SECURITIES OF OTHER INVESTMENT COMPANIES), IF, AS A RESULT, MORE THAN 25% OF THE PORTFOLIO'S TOTAL ASSETS WOULD BE INVESTED IN COMPANIES WHOSE PRINCIPAL BUSINESS ACTIVITIES ARE IN THE SAME INDUSTRY;

 5. PURCHASE OR SELL REAL ESTATE UNLESS ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR OTHER INSTRUMENTS (BUT THIS WILL NOT PREVENT THE PORTFOLIO FROM INVESTING IN SECURITIES OR OTHER INSTRUMENTS BACKED BY REAL ESTATE OR SECURITIES OF COMPANIES ENGAGED IN THE REAL ESTATE BUSINESS);

 6. PURCHASE OR SELL PHYSICAL COMMODITIES UNLESS ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR OTHER INSTRUMENTS (BUT THIS SHALL NOT PREVENT THE PORTFOLIO FROM PURCHASING OR SELLING OPTIONS AND FUTURES CONTRACTS OR FROM INVESTING IN SECURITIES OR OTHER INSTRUMENTS BACKED BY PHYSICAL COMMODITIES); AND

 7. LEND ANY SECURITY OR MAKE ANY LOAN IF, AS A RESULT, MORE THAN 33 1/3% OF ITS TOTAL ASSETS WOULD BE LENT TO OTHER PARTIES, BUT THIS LIMITATION DOES NOT APPLY TO PURCHASES OF DEBT SECURITIES OR TO REPURCHASE AGREEMENTS.

 8. THE PORTFOLIO MAY, NOTWITHSTANDING ANY OTHER FUNDAMENTAL POLICY OR LIMITATION, INVEST ALL OF ITS ASSETS IN THE SECURITIES OF A SINGLE OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY OR AN AFFILIATE OR SUCCESSOR WITH SUBSTANTIALLY THE SAME FUNDAMENTAL INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO.

     THE FOLLOWING INVESTMENT LIMITATIONS RESTRICTIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) IN ORDER TO QUALIFY AS A "REGULATED INVESTMENT COMPANY" UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, THE PORTFOLIO CURRENTLY INTENDS TO COMPLY WITH CERTAIN DIVERSIFICATION LIMITS IMPOSED BY SUBCHAPTER M.

(ii) THE PORTFOLIO DOES NOT CURRENTLY INTEND TO SELL SECURITIES SHORT, UNLESS IT OWNS OR HAS THE RIGHT TO OBTAIN SECURITIES EQUIVALENT IN KIND AND AMOUNT TO THE SECURITIES SOLD SHORT, AND PROVIDED THAT TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS ARE NOT DEEMED TO CONSTITUTE SELLING SECURITIES SHORT.

(iii) THE PORTFOLIO DOES NOT CURRENTLY INTEND TO PURCHASE SECURITIES ON MARGIN, EXCEPT THAT THE PORTFOLIO MAY OBTAIN SUCH SHORT-TERM CREDITS AS ARE NECESSARY FOR THE CLEARANCE OF TRANSACTIONS, AND PROVIDED THAT MARGIN PAYMENTS IN CONNECTION WITH FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS SHALL NOT CONSTITUTE PURCHASING SECURITIES ON MARGIN.

(iv) The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(v) THE PORTFOLIO DOES NOT CURRENTLY INTEND TO PURCHASE ANY SECURITY IF, AS A RESULT, MORE THAN 15% OF ITS NET ASSETS WOULD BE INVESTED IN SECURITIES THAT ARE DEEMED TO BE ILLIQUID BECAUSE THEY ARE SUBJECT TO LEGAL OR CONTRACTUAL RESTRICTIONS ON RESALE OR BECAUSE THEY CANNOT BE SOLD OR DISPOSED OF IN THE ORDINARY COURSE OF BUSINESS AT APPROXIMATELY THE PRICES AT WHICH THEY ARE VALUED.

(vi) THE PORTFOLIO DOES NOT CURRENTLY INTEND TO LEND ASSETS OTHER THAN SECURITIES TO OTHER PARTIES, EXCEPT BY (A) LENDING MONEY (UP TO 15% OF THE PORTFOLIO'S NET ASSETS) TO A REGISTERED INVESTMENT COMPANY OR PORTFOLIO FOR WHICH FIDELITY MANAGEMENT & RESEARCH COMPANY OR AN AFFILIATE SERVES AS INVESTMENT ADVISER OR (B) ACQUIRING LOANS, LOAN PARTICIPATIONS, OR OTHER FORMS OF DIRECT DEBT INSTRUMENTS AND, IN CONNECTION THEREWITH, ASSUMING ANY ASSOCIATED UNFUNDED COMMITMENTS OF THE SELLERS. (THIS LIMITATION DOES NOT APPLY TO PURCHASES OF DEBT SECURITIES OR TO REPURCHASE AGREEMENTS.)

      FOR PURPOSES OF LIMITATION (i), SUBCHAPTER M GENERALLY REQUIRES THE PORTFOLIO TO INVEST NO MORE THAN 25% OF ITS TOTAL ASSETS IN SECURITIES OF ANY ONE ISSUER AND TO INVEST AT LEAST 50% OF ITS TOTAL ASSETS SO THAT NO MORE THAN 5% OF THE PORTFOLIO'S TOTAL ASSETS ARE INVESTED IN SECURITIES OF ANY ONE ISSUER. HOWEVER, SUBCHAPTER M ALLOWS UNLIMITED INVESTMENTS IN CASH, CASH ITEMS, GOVERNMENT SECURITIES (AS DEFINED BY SUBCHAPTER M) AND SECURITIES OF OTHER INVESTMENT COMPANIES. THESE TAX REQUIREMENTS ARE GENERALLY APPLIED AT THE END OF EACH QUARTER OF THE FUND'S TAXABLE YEAR.

      WITH RESPECT TO LIMITATION (V), IF, THROUGH A CHANGE IN VALUES, NET ASSETS, OR OTHER CIRCUMSTANCES,

     THE PORTFOLIO WERE IN A POSITION WHERE MORE THAN 15% OF ITS NET ASSETS WAS INVESTED IN ILLIQUID SECURITIES, IT WOULD CONSIDER APPROPRIATE STEPS TO PROTECT LIQUIDITY.

     FOR PURPOSES OF NORMALLY INVESTING AT LEAST 65% OF THE PORTFOLIO'S TOTAL ASSETS IN COMMON STOCKS OF COMPANIES WITH MEDIUM MARKET CAPITALIZATIONS, FMR INTERPRETS "TOTAL ASSETS" TO EXCLUDE COLLATERAL RECEIVED FOR SECURITIES LENDING TRANSACTIONS.

                            INVESTMENT MANAGEMENT AND
                            DISTRIBUTION ARRANGEMENTS

I.   INVESTMENT MANAGEMENT ARRANGEMENTS

Prudential-Advised Funds

With respect to the Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Equity, Equity Income, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Natural Resources, Prudential Jennison, Small Capitalization Stock, Stock Index, 20/20 Focus, Zero Coupon Bond Portfolio 2000, and Zero Coupon Bond 2005 Portfolios, Prudential serves as investment adviser. With respect to those Portfolios, the Fund has entered into an Investment Advisory Agreement with Prudential under which Prudential will, subject to the direction of the Board of Directors of the Fund, be responsible for the management of the Fund, and provide investment advice and related services to each such Portfolio. Prudential has entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that PIC will furnish to Prudential such services as Prudential may require in connection with Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. In addition, Prudential has entered into Subadvisory Agreements with Franklin Advisers, Inc. ("Franklin"), The Dreyfus Corporation ("Dreyfus"), Pacific Investment Management Company ("PIMCO") and Jennison Associates LLC ("Jennison") under which these companies provide investment advisory services to the Diversified Conservative Growth Portfolio. Prudential has also entered into Subadvisory Agreements with Jennison under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison and 20/20 Focus Portfolios. More detailed information about Prudential and its role as investment adviser can be found in HOW THE PORTFOLIOS ARE MANAGED in the prospectus.

Under the Investment Advisory Agreement, Prudential receives an investment management fee as compensation for its services to the Fund. The fee is a daily charge, payable quarterly, equal to an annual percentage of the average daily net assets of each individual Portfolio.

The investment management fee for the Stock Index Portfolio is equal to an annual rate of 0.35% of the average daily net assets of the Portfolio. For the Money Market, Diversified Bond, Government Income, Zero Coupon Bond, Equity Income, and Small Capitalization Stock Portfolios that fee is equal to an annual rate of 0.40% of the average daily net assets of each of the Portfolios. For the Equity and Natural Resources Portfolios, the fee is equal to an annual rate of 0.45% of the average daily net assets of each of the Portfolios. The fee for the Conservative Balanced and High Yield Bond Portfolios is equal to an annual rate of 0.55% of the average daily net assets of each of the Portfolios. For the Flexible Managed and Prudential Jennison Portfolios, the fee is equal to an annual rate of 0.60% of the average daily net assets of the Portfolio. The fee for the Global, 20/20 Focus and Diversified Conservative Growth Portfolios is equal to an annual rate of 0.75% of the average daily net assets of the Portfolio. Under the Service

Agreement, Prudential pays PIC a portion of the fee it receives for providing investment management services. Prudential pays Jennison a portion of the fee it receives for providing investment management services to the Prudential Jennison, 20/20 Focus and Diversified Conservative Growth Portfolios.


For the years ended December 31, 1999, 1998 and 1997, Prudential was paid the following fees for providing investment management services to the Portfolios:

                           INVESTMENT MANAGEMENT FEES
                             YEAR ENDED DECEMBER 31

  PORTFOLIO                                         1999           1998           1997
  ---------                                         ----           ----           ----
Conservative Balanced Portfolio                $ 25,195,056   $ 26,224,569   $ 25,757,735
Diversified Bond Portfolio                        4,880,364      3,782,116      2,981,884
Diversified Conservative Growth Portfolio(1)        398,516            n/a            n/a
Equity Income Portfolio                           8,409,886      8,830,161      6,601,602
Equity Portfolio                                 28,188,640     28,389,539     24,840,379
Flexible Managed Portfolio                       31,532,667     33,049,940     31,740,440
Global Portfolio                                  7,287,427      5,342,945      4,836,302
Government Income Portfolio                       1,545,837      1,735,370      1,758,870
High Yield Bond Portfolio                         4,421,391      3,782,134      2,679,304
Money Market Portfolio                            4,400,851      3,246,494      2,667,947
Natural Resources Portfolio                       1,182,863      1,349,743      1,975,906
Prudential Jennison Portfolio                    11,126,560      4,662,187      2,063,572
Small Capitalization Stock Portfolio(1)           1,504,880      1,243,051        867,687
Stock Index Portfolio                            14,259,131     10,279,903      7,121,699
20/20 Focus Portfolio(1)                            151,794            n/a            n/a
Zero Coupon Bond 2000 Portfolio                     160,235        159,341        161,101
Zero Coupon Bond 2005 Portfolio                     179,486        149,980        123,525
  Total                                        $144,825,584   $132,227,473   $116,177,953
                                               ============   ============   ============

----------
(1)  Portfolio commenced operations in May of 1999.

The Investment Advisory Agreement requires Prudential to pay for maintaining any Prudential staff and personnel who perform clerical, accounting, administrative, and similar services for the Fund, other than investor services and any daily Fund accounting services. It also requires Prudential to pay for the equipment, office space and related facilities necessary to perform these services and the fees or salaries of all officers and directors of the Fund who are affiliated persons of Prudential or of any subsidiary of Prudential.

Each Portfolio pays all other expenses incurred in its individual operation and also pays a portion of the Fund's general administrative expenses allocated on the basis of the asset size of the respective Portfolios. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, interest, certain taxes, charges of the custodian and transfer agent, and other expenses attributable to a particular Portfolio. Expenses that will be allocated among all Portfolios include legal expenses, state franchise taxes, auditing services, costs of printing proxies, prospectuses and statements of additional information, costs of stock certificates, SEC fees, accounting costs, the fees and expenses of directors of the Fund who are not affiliated persons of Prudential or any subsidiary of Prudential, and other expenses properly payable by the entire Fund. If the Fund is sued, litigation costs may be directly applicable to one or more Portfolio or allocated on the basis of the size of the respective Portfolios, depending upon the nature of the lawsuit. The Fund's Board of Directors has determined that this is an appropriate method of allocating expenses.

Under the Investment Advisory Agreement, Prudential has agreed to refund to a Portfolio (except the Diversified Conservative Growth, Global and 20/20 Focus Portfolios) the portion of the investment management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses of that Portfolio (excluding interest, taxes, and brokerage fees and commissions but including investment management fees) exceeds 0.75% of the Portfolio's average daily net assets. There is no expense limitation or reimbursement provision for the Diversified Conservative Growth, Global or 20/20 Focus Portfolios.

The Investment Advisory Agreement with Prudential was most recently approved by the Fund's Board of Directors, including a majority of the Directors who are not interested persons of Prudential, on May 23, 2000, and was most recently approved by the shareholders in accordance with instructions from Contract owners at their 1989 annual meeting with respect to all Portfolios except the Prudential Jennison, Small Capitalization Stock, Diversified Conservative Growth and 20/20 Focus Portfolios. A Supplemental Advisory Agreement regarding the Prudential Jennison and Small Capitalization Stock Portfolios was approved by the Funds Board of Directors on December 20, 1994 and by the sole shareholder of the Prudential Jennison and Small Capitalization Stock Portfolios on April 5, 1995. A Supplemental Advisory Agreement with the 20/20 Focus Portfolio and the Diversified Conservative Growth Portfolio was approved by the Fund's Board of Directors on February 25, 1999 and by the sole shareholder of those Portfolios on April 5, 1999.

The Investment Advisory and Supplemental Investment Advisory Agreements will continue in effect if approved annually by: (1) a majority of the non-interested persons of the Fund's Board of Directors; and (2) by a majority of the entire Board of Directors or by a majority vote of the shareholders of each Portfolio. The required shareholder approval of the Agreements shall be effective with respect to any Portfolio if a majority of the voting shares of that Portfolio vote to approve the Agreements, even if the Agreements are not approved by a majority of the voting shares of any other Portfolio or by a majority of the voting shares of the entire Fund. The Agreements provide that they may not be assigned by Prudential and that they may be terminated upon 60 days' notice by the Fund's Board of Directors or by a majority vote of its shareholders. Prudential may terminate the Agreements upon 90 days' notice.

The Service Agreement between Prudential and PIC was most recently ratified by shareholders of the Fund at their 1989 annual meeting with respect to all Portfolios except for the Prudential Jennison, Small Capitalization Stock, 20/20 Focus and Diversified Conservative Growth Portfolios, which had not yet been established. The Service Agreement with respect to the Prudential Jennison and Small Capitalization

Stock Portfolios and the Investment Subadvisory Agreement with Jennison for the Prudential Jennison Portfolio were ratified by the sole shareholder of those Portfolios on April 5, 1995. The Service Agreement with respect to the 20/20 Focus and Diversified Conservative Growth Portfolios were ratified by the sole shareholder of those Portfolios on April 5, 1999. The Service Agreement between Prudential and PIC will continue in effect as to the Fund for a period of more than 2 years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Agreement between Prudential and the Fund. The Service Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment, and will terminate automatically as to the Fund in the event of the assignment or termination of the Investment Advisory Agreement between Prudential and the Fund. Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Agreement.

The Fund has entered in a Sub-Advisory Agreement with Jennison in respect of its 20/20 Focus Portfolio. This Sub-Advisory Agreement was ratified by the sole shareholder of the Portfolio on April 5, 1999. The Fund has also entered into Sub-Advisory Agreements in respect of its Diversified Conservative Growth Portfolio with Jennison, PIC, Franklin, Dreyfus and PIMCO. These Sub-Advisory Agreements were ratified by the sole shareholder of the Portfolio on April 5, 1999. Under each Sub-Advisory Agreement, Prudential has agreed to pay the named sub-adviser a portion of the fee it receives for providing investment management services to the Diversified Conservative Growth Portfolio.

     FRANKLIN ADVISERS, INC.

Franklin is a California corporation located at 777 Mariners Island Blvd., San Mateo, Ca 94404. Franklin is a wholly-owned subsidiary of Franklin Resources Inc., a publicly-owned company engaged in the financial services industry through its subsidiaries. Franklin advises 97 domestic equity and fixed income mutual funds in the Franklin Templeton Group of funds. As of December 31, 1999, Franklin and its affiliates managed over $235 billion in assets. Franklin Advisers, Inc. is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods.

     THE  DREYFUS CORPORATION

Dreyfus has its headquarters at 200 Park Avenue, New York, NY 10166. Dreyfus is a subsidiary of Mellon Bank corporation, a broad-based financial services company with a bank at its core, and over $300 billion under management or administration. As of December 31, 1999, Dreyfus managed over $129 billion in assets. Dreyfus is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods.

     PACIFIC INVESTMENT MANAGEMENT COMPANY

PIMCO is a Delaware general partnership located at 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance company, and Pimco Partners LLC, a California limited liability company controlled by the PIMCO Managing Directors. PimCO Partners, G.P. is the sole general partner of PAH. PIMCO is registered as an investment advisor with the Commission and as a commodity trading advisor with the CFTC. As of December 31, 1999, PIMCO had approximately $186 million in assets. PIMCO is subject to a Code of Ethics that permits personnel to invest in securities, including securities that may be acquired by the Fund. However, the Code imposes a variety of restrictions on such investing, such as blackout periods.

Prudential also serves as the investment adviser to several other investment companies. When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment adviser, Prudential will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment adviser have different investment objectives and positions, Prudential may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

PIFM-Advised Portfolios

Prudential Investments Fund Management LLC (PIFM) serves as adviser and manages the business affairs of the following Portfolios of the Fund: SP AIM AGGRESSIVE GROWTH PORTFOLIO, SP AIM GROWTH AND INCOME PORTFOLIO, SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO, SP ALLIANCE LARGE CAP GROWTH PORTFOLIO, SP ALLIANCE TECHNOLOGY PORTFOLIO, SP BALANCED ASSET ALLOCATION PORTFOLIO, SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO, SP DAVIS VALUE PORTFOLIO, SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO, SP LARGE CAP VALUE PORTFOLIO, SP SMALL/MID CAP VALUE PORTFOLIO, SP GROWTH ASSET ALLOCATION PORTFOLIO, SP INVESCO SMALL COMPANY GROWTH PORTFOLIO, SP JENNISON INTERNATIONAL GROWTH PORTFOLIO, SP MFS CAPITAL OPPORTUNITIES PORTFOLIO, SP MFS MID CAP GROWTH PORTFOLIO, SP PIMCO HIGH YIELD PORTFOLIO, SP PIMCO TOTAL RETURN PORTFOLIO, SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO, AND SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO CAPITAL STOCK (THE PIFM-ADVISED PORTFOLIOS). PIFM has responsibility for investment advisory services to the PIFM-Advised Portfolios, and supervises the subadviser that provides day-to-day portfolio management of the PIFM-Advised Portfolios.

PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of January 31, 2000, PIFM served as the manager to 43 mutual funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $74.9 billion.

With respect to each PIFM-Advised Portfolio, PIFM currently charges the following annual advisory fees: 0.89% for the SP Aggressive Growth Asset Allocation Portfolio, 0.95% for the SP AIM Aggressive Growth Portfolio, 0.85% for the SP AIM Growth and Income Portfolio, 0.90% for the SP Alliance Large Cap Growth Portfolio, 1.15% for the SP Alliance Technology Portfolio, 0.78% for the SP Balanced Asset Allocation Portfolio, 0.72% for the SP Conservative Asset Allocation Portfolio, 0.75% for the SP Davis Value Portfolio, 0.90% for the SP Deutsche International Equity Portfolio, 0.82% for the SP Growth Asset Allocation Portfolio, 0.95% for the SP INVESCO Small Company Growth Portfolio, 0.95% for the SP

Jennison International Growth Portfolio, 0.80% for the SP Large Cap Value Portfolio, 0.75% for the SP MFS Capital Opportunities Portfolio, 0.80% for the SP MFS Mid Cap Growth Portfolio, 0.60% for the SP PIMCO High Yield Portfolio, 0.60% for the SP PIMCO Total Return Portfolio, 0.85% for the SP Prudential U.S. Emerging Growth Portfolio, 0.90% for the SP Small/Mid Cap Value Portfolio, and 0.90% for the SP Strategic Partners Focused Growth Portfolio.

PIFM pays each subadviser to a PIFM-Advised Portfolio out of the advisory fee that it collects from each PIFM-Advised Portfolio. A description of the subadviser to each PIFM-Advised Portfolio, together with the subadvisory fee that PIFM pays to such subadviser, follows.

PIFM has entered into sub-advisory agreements with the advisers described below. Each sub-advisory agreement provides for the sub-advisor to provide investment advisory services to the various Portfolios. Such advisory services include managing the investment operations and composition of the Portfolios in accordance with the Portfolios' investment objectives, supervising the Portfolios' investments and determining what investments and securities will be purchased, retained, sold or loaned and what portion of the assets will be invested or held uninvested as cash, maintaining and preserving the books and records with respect to transactions, providing the custodian with daily transaction information concerning the Portfolios' assets, and reconciling its records to the of those custodian at least once a month and providing performance reporting.

The sub-advisory agreements may be terminated at any time by the Fund's directors or by a vote of a majority of the outstanding voting securities of the Portfolio, or by PIFM or the sub-advisor at any time on not more than 60 days nor less than 30 days written notice to the parties. The sub-advisory agreements terminate automatically in the event of assignment.

A I M Capital Management, Inc.

A I M Capital Management, Inc. (A I M Capital) serves as the sub-advisor to the SP AIM Aggressive Growth and SP AIM Growth and Income Portfolios. A I M Capital is a wholly owned subsidiary of A I M Management Group Inc.("A I M Management"), a holding company that has been engaged in the financial services business since 1976. The address of A I M Capital is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

For the services performed, A I M Capital will be compensated by PIFM at the annual percentage of the average daily net assets of the Portfolios as described below:


                                    Fee rate
                                    --------

SP AIM Aggressive Growth Portfolio           SP AIM Growth and Income Portfolio

 .60% first $200 million                      .55% first $500 million
 .55% over $200 million                       .50% over $500 million

This fee will be computed daily and paid quarterly.

ALLIANCE CAPITAL MANAGEMENT L.P.

Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York serves as the sub-advisor to the SP Alliance Large Cap Growth and SP Alliance Technology Portfolios and the SP Strategic Partners Focused Growth Portfolio.

                     SP Alliance Large Cap Growth Portfolio

Asset Level                                                     Fee Rate
-----------                                                     --------

First $500 million                                                .60%
Assets in excess of $500 million                                  .50%

                 SP Strategic Partners Focused Growth Portfolio

Asset Level                                                     Fee Rate
-----------                                                     --------

First $ 1 billion                                                 .60%
Assets in excess of $1 billion                                    .55%

SP Alliance Technology Portfolio:  0.75% of assets

These fees will be computed daily and paid quarterly.

DAVIS SELECTED ADVISERS, LP

Davis Selected Advisers, LP serves as the sub-advisor to the SP Davis Value Portfolio. The sub-advisor is located at 124 Elvira Street, Santa Fe, New Mexico 87501. Venture Advisers is the sub-adviser's sole general partner.

PIFM compensates Davis Selected Advisers for the services provided and the expenses assumed pursuant to the subadvisory agreement at an annual rate expressed as a percent of the average daily net assets of the Portfolio as follows:



Asset Level                                                  Fee rate
$0 to $100 million                                           .45%
above $100 to $500 million                                   .40%
above $500 million                                           .35%

This fee will be computed daily and paid quarterly.

BANKERS TRUST COMPANY

Bankers Trust Company, with headquarters at 130 Liberty Street, New York, New York 10006, acts as the sub-advisor to the SP Deutsche International Equity Portfolio. Bankers trust is an indirect wholly-owned subsidiary of Deutsche International Bank AG.

Asset Level                                                     Fee Rate
-----------                                                     --------

First $500 million                                                .55%
Assets exceeding $500 million                                     .50%

These fees are computed daily and paid quarterly.

FIDELITY MANAGEMENT AND RESEARCH COMPANY

Fidelity Management & Research Company (FMR) is the sub-advisor to the SP Large Cap Value and SP Small/Mid Cap Value Portfolios. The address of FMR is 82 Devonshire Street Boston MA 02109.

PIFM will compensate FMR for the services provided and the expenses assumed pursuant to the subadvisory agreement at an annual rate expressed as a percent of the average daily net assets of the Portfolios as follows:

                                    Fee rate

Asset Level                              SP Large Cap Value Portfolio           SP Small/Mid Cap Value Portfolio

First $250 million                       .50%                                   .55%
Next $500 million                        .45%                                   .50%
Over $750 million                        .35%                                   .40%

This fee will be computed daily and paid quarterly.

INVESCO FUNDS GROUP, INC.

INVESCO Funds Group, Inc. (INVESCO), located at 7800 East Union Avenue, Denver, Colorado, is the sub-advisor of the SP INVESCO Small Company Growth Portfolio. INVESCO is a subsidiary of AMVESCAP PLC, an investment management company that manages more than $392 billion in assets worldwide. AMVESCAP is based in London, with money managers located in Europe, North and South America and the Far East.

PIFM will compensate INVESCO for the services provided and the expenses assumed pursuant to the subadvisory agreement at an annual rate expressed as a percent of the average daily net assets of the Portfolio as follows:

Asset Level                                             Fee Rate
$0 to $250 million                                      .55%
above $250 to $500 million                              .52%
above $500 million                                      .47%

This fee will be computed daily and paid quarterly.

JENNISON ASSOCIATES LLC

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, is the sub-adviser to the SP Jennison International Growth Portfolio, the SP Strategic Partners Focused Growth Portfolio, and the SP Prudential U.S. Emerging Growth Portfolios. Jennison is located at 466 Lexington Avenue, New York, New York 10017.

PIFM compensates Jennison for the services provided and the expenses assumed pursuant to the Subadvisory Agreement for the SP Jennison International Growth Portfolio at an annual rate expressed as a percent of the average daily net assets of the Portfolio as follows:

Asset level                                                Fee rate
-----------                                                --------

$0 to $300 million                                           .60%
Above $300 million and up to $1.5 billion                    .50%
over $1.5 billion                                            .45%

As sub-adviser to the SP Strategic Partners Focused Growth Portfolio, Jennison will be compensated at an annual rate expressed as a percent of the average daily net assets of the Portfolio as follows:

Assets                                                  Fee
$0 to $300 million                                      .30%
over $300 million                                       .25%

For the SP Prudential U.S. Emerging Growth Portfolio, PIFM will charge an advisory fee of 0.85%, which it will split equally with Jennison.

These fees will be computed daily and paid quarterly.

MASSACHUSETTS FINANCIAL SERVICES COMPANY

Massachusetts Financial Services Company ("MFS"), located at 500 Boylston Street, Boston MA, acts as sub-adviser to the SP MFS Capital Opportunities and SP MFS Mid Cap Growth Portfolios. MFS is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada Inc., a publicly owned insurance and financial services company.

PIFM compensates MFS for the services provided and the expenses assumed pursuant to the Subadvisory Agreement at an annual rate expressed as a percent of the average daily net assets of the Portfolios as follows:

Asset level                                                 Fee rate
-----------                                                 --------
$0 to $300 million                                           .40%
above $300 to $600 million                                   .375%
above $600 million to $900 million                           .350%
above $900 million to $1.5 billion                           .325%
over $1.5 billion                                            .250%

This fee will be computed daily and paid quarterly.

PACIFIC INVESTMENT MANAGEMENT COMPANY

Pacific Investment Management Company ("PIMCO") is the sub-advisor for the SP PIMCO High Yield and SP PIMCO Total Return Portfolios. PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660 and is a subsidiary of PIMCO Advisors L.P.

PIFM will compensate PIMCO for the services performed and the expenses assumed at the annual rate of .25% of the average daily net assets of each Portfolio. This fee will be computed daily and paid quarterly.

                                           Fee Rate

PIMCO Total Return                          0.25%

PIMCO High Yield                            0.25%

All of these Portfolios are new and therefore have not paid any fee yet to these sub-advisors.

II.  DISTRIBUTION ARRANGEMENTS

Prudential Investment Management Services LLC ("PIMS"), a direct wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Fund by distributing Fund shares on a continuous basis. PIMS is a limited liability corporation organized under Delaware law in 1996. PIMS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Since the Fund's shares do not carry any sales load, no part of any sales load is paid to PIMS for its distribution services to the Fund.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plan) in respect of Class II of each Portfolio. The expenses incurred under the Plan include commissions and account servicing fees paid to, or on account of, insurers or their agents who sell Class II shares, advertising expenses, indirect and overhead costs of the Fund's underwriter associated with the sale of Class II shares. Under the Plan, the Fund pays PIMS 0.25 of 1% of the average net assets of the Class II shares.

The Class II Plan will continue in effect from year to year, upon annual approval by a vote of the Fund's Board of Directors, including a majority vote of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "12b-1 Directors"). The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of Class II. The Plan may not be amended to materially increase the amounts payable thereunder without shareholder approval.

III. CODE OF ETHICS

The Board of Directors of the Fund has adopted a Code of Ethics. In addition, Prudential, PIC, PIMS, and Jennison have each adopted a Code of Ethics (the "Codes"). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission. With respect to the Diversified Conservative Growth Portfolio, the Codes of Ethics that have been adopted by Franklin Advisers, Inc., The Dreyfus Corporation, and Pacific Investment Management Company are discussed under "Investment Management Arrangements", immediately above.

                      OTHER INFORMATION CONCERNING THE FUND

I. INCORPORATION AND AUTHORIZED STOCK

The Fund was incorporated under Maryland law on November 15, 1982. As of the date of this SAI, the shares of capital stock are divided into seventy-four classes: Conservative Balanced Portfolio Capital Stock--Class I, Conservative Balanced Portfolio Capital Stock--Class II, Diversified Bond Portfolio Capital Stock--Class I, Diversified Bond Portfolio Capital Stock--Class II, Diversified Conservative Growth Portfolio Capital Stock--Class I, Diversified Conservative Growth Portfolio Capital Stock--Class II, Equity Portfolio Capital Stock--Class I, Equity Portfolio Capital Stock--Class II, Equity Income Portfolio Capital Stock--Class I, Equity Income Portfolio Capital Stock--Class II, Flexible Managed Portfolio Capital Stock--Class I, Flexible Managed Portfolio Capital Stock--Class II, Global Portfolio Capital Stock--Class I, Global Portfolio Capital Stock--Class II, Government Income Portfolio Capital Stock--Class I, Government Income Portfolio Capital Stock--Class II, High Yield Bond Portfolio Capital Stock--Class I, High Yield Bond Portfolio Capital Stock--Class II, Money Market Portfolio Capital Stock--Class I, Money Market Portfolio Capital Stock--Class II, Natural Resources Portfolio Capital Stock--Class I, Natural Resources Portfolio Capital Stock--Class II, Prudential Jennison Portfolio Capital Stock--Class I, Prudential Jennison Portfolio Capital Stock--Class II, Small Capitalization Stock Portfolio Capital Stock--Class I, Small Capitalization Stock Portfolio Capital Stock--Class II, SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO--CLASS I, SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO--CLASS II, SP AIM AGGRESSIVE GROWTH PORTFOLIO--CLASS I, SP AIM AGGRESSIVE GROWTH PORTFOLIO--CLASS II, SP AIM GROWTH AND INCOME PORTFOLIO--CLASS I, SP AIM GROWTH AND INCOME PORTFOLIO -CLASS II, SP ALLIANCE LARGE CAP GROWTH PORTFOLIO--CLASS I, SP ALLIANCE LARGE CAP GROWTH PORTFOLIO--CLASS II, SP ALLIANCE TECHNOLOGY PORTFOLIO--CLASS I, SP ALLIANCE TECHNOLOGY PORTFOLIO--CLASS II, SP BALANCED ASSET ALLOCATION PORTFOLIO--CLASS I, SP BALANCED ASSET ALLOCATION PORTFOLIO--CLASS II, SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO--CLASS I, SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO--CLASS II, SP DAVIS VALUE PORTFOLIO--CLASS I, SP DAVIS VALUE PORTFOLIO--CLASS II, SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO--CLASS I, SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO--CLASS II, SP GROWTH ASSET ALLOCATION PORTFOLIO--CLASS I, SP GROWTH ASSET ALLOCATION PORTFOLIO--CLASS II, SP INVESCO SMALL COMPANY GROWTH PORTFOLIO--CLASS I, SP INVESCO SMALL COMPANY GROWTH PORTFOLIO--CLASS II, SP JENNISON INTERNATIONAL GROWTH PORTFOLIO--CLASS I, SP JENNISON INTERNATIONAL GROWTH PORTFOLIO--CLASS II, SP LARGE CAP VALUE PORTFOLIO--CLASS I, SP LARGE CAP VALUE PORTFOLIO--CLASS II, SP MFS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS I, SP MFS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS II, SP MFS MID CAP GROWTH PORTFOLIO--CLASS I, SP MFS MID CAP GROWTH PORTFOLIO--CLASS II, SP PIMCO HIGH YIELD PORTFOLIO--CLASS I, SP PIMCO HIGH YIELD PORTFOLIO--CLASS II, SP PIMCO TOTAL RETURN PORTFOLIO--CLASS I, SP PIMCO TOTAL RETURN PORTFOLIO--CLASS II, SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO--CLASS I, SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO--CLASS II, SP SMALL/MID CAP VALUE PORTFOLIO--CLASS I, SP SMALL/MID CAP VALUE PORTFOLIO--CLASS II, SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO--CLASS I, SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO--CLASS II, Stock Index Portfolio Capital Stock--Class I, Stock Index PortfoliO Capital Stock--Class II, 20/20 Focus Portfolio Capital Stock--Class I, 20/20 Focus Portfolio Capital Stock--Class II, Zero CoupON Bond 2000 Portfolio Capital Stock--Class I,

Zero Coupon Bond 2000 Portfolio Capital Stock--Class II, Zero Coupon Bond 2005 Portfolio Capital Stock--Class I and Zero Coupon Bond 2005 Portfolio Capital Stock--Class II.

Each class of shares of each Portfolio represents an interest in the same assets of the Portfolio and is identical in all respects except that: (1) Class II shares are subject to distribution and administration fees whereas Class I shares are not; (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interest of one class differs from the interests of any class; and (3) each class is offered to a limited group of investors.

The shares of each class, when issued, will be fully paid and non-assessable, will have no conversion or similar rights, and will be freely transferable. Each share of each class is equal as to earnings, assets and voting privileges. Class II bears the expenses related to the distribution of its shares. In the event of liquidation, each share of a Portfolio is entitled to its portion of all of the Portfolio's assets after all debts and expenses of the Portfolio have been paid. Since Class II shares bear distribution and administration expenses, the liquidation proceeds to Class II shareholders are likely to be lower than to Class I shareholders, whose shares are not subject to any distribution or administration fees.

From time to time, Prudential has purchased shares of the Fund to provide initial capital and to enable the Portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment are too small. Prudential will not redeem any of its shares until a Portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held by the separate accounts that invest in the Fund, which in turn, are generally voted in accordance with instructions from Contract owners.

II. PORTFOLIO TRANSACTIONS AND BROKERAGE

Prudential and PIFM, as the advisers to their respective Portfolios, are responsible for overseeing decisions to buy and sell securities, options on securities and indexes, and futures and related options for the Fund. Broker-dealers may receive brokerage commissions on Portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential (PSI).

Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with PSI in any transaction in which PSI acts as principal. Thus, it will not deal with PSI if execution involves PSI's acting as principal with respect to any part of the Fund's order.

Portfolio securities may not be purchased from any underwriting or selling syndicate of which PSI, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act) except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Portfolios' current ability to pursue their respective investment objectives. However, in the future it is possible that the Fund may under other circumstances be at a disadvantage because of this limitation in comparison to other funds not subject to such a limitation.

In placing orders for portfolio securities of the Fund, Prudential's and PIFM's overriding objective is to obtain the best possible combination of price and execution. Prudential and PIFM seek to effect each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The factors that Prudential and PIFM may consider in selecting a particular broker, dealer or futures commission merchant firms are: knowledge of negotiated commission rates currently available and other transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; the knowledge of the financial stability of the firms; the knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction. The greater a Portfolio's portfolio turnover (i.e., purchases or sales of securities), the greater the Portfolio's "other expenses" are likely to be.

When Prudential and PIFM select a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research oriented computer-software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultants. Such services are used in connection with some or all of Prudential's and PIFM's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account may be used in managing other accounts, and not all of these services may be used in connection with the Fund.

PSI may act as a securities broker or futures commission merchant for the Fund. In order for PSI to effect any transactions for the Portfolios, the commissions received by PSI must be reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow PSI to receive no more than the remuneration that would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to PSI are consistent with the foregoing standard. In accordance with Rule 11a2-2(T) under the Securities Exchange Act of 1934, PSI may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation in a written contract executed by the Fund and PSI. Rule 11a2-2(T) provides that PSI must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by PSI from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with PSI are also subject to such fiduciary standards as may be imposed by applicable law.

For the years ended December 31, 1999, 1998, and 1997, the Portfolios paid the following amounts in brokerage commissions:

                       COMMISSIONS PAID BY THE PORTFOLIOS
                          YEAR ENDED DECEMBER 31, 1999

                                                                       % OF
                                 AGGREGATE          COMMISSIONS     COMMISSIONS
  PORTFOLIO                     COMMISSIONS         PAID TO PSI     PAID TO PSI
  ---------                     -----------         -----------     -----------
Conservative Balanced            $  280,871             $ 2,600            93%
Equity                            2,503,195             319,224         12.75%
Equity Income                     1,751,497              69,381          3.96%
Flexible Managed                    782,063              10,257          1.31%
High Yield                           11,184                   0          0.00%
Natural Resources                   467,448               3,431           .73%
Prudential Jennison               1,843,765             188,075         10.20%
Small Cap Stock                     258,130                   0          0.00%
Stock Index                         161,051                   0          0.00%
Total                            $8,059,204            $592,968
                                 ==========            ========

                       COMMISSIONS PAID BY THE PORTFOLIOS
                          YEAR ENDED DECEMBER 31, 1998

                                                                       % OF
                                 AGGREGATE           COMMISSION      COMMISSIONS
  PORTFOLIO                     COMMISSIONS          PAID TO PSI     PAID TO PSI
  ---------                     -----------          -----------     -----------
Conservative Balanced           $ 1,320,049            $ 32,490          2.46%
Equity                            3,861,374             294,641          7.63%
Equity Income                     1,808,503             160,840          8.89%
Flexible Managed                  2,176,922             103,021          4.73%
Global                            1,891,928              14,247          0.75%
High Yield Bond                       6,770                   0          0.00%
Natural Resources                   331,482               1,800          0.54%
Prudential Jennison                 936,449              56,980          6.08%
Small Cap Stock                     249,010                   0          0.00%
Stock Index                         180,781                   0          0.00%
  Total                         $12,763,268            $664,019
                                ===========            ========

                       COMMISSIONS PAID BY THE PORTFOLIOS
                          YEAR ENDED DECEMBER 31, 1997

                                                                        % OF
                                 AGGREGATE           COMMISSION      COMMISSIONS
  PORTFOLIO                     COMMISSIONS          PAID TO PSI     PAID TO PSI
  ---------                     -----------          -----------     -----------
Diversified Bond                 $   54,863            $      0          0.00%
Government Income                     4,971                   0          0.00%
Conservative Balanced             3,338,897             256,752          7.69%
Flexible Managed                  6,544,428             428,008          6.54%
High Yield Bond                      47,273                   0          0.00%
Stock Index                         200,865                   0          0.00%
Equity Income                     2,241,887             198,726          8.86%
Equity                            1,823,705             189.498         10.39%
Prudential Jennison                 484,086                   0          0.00%
Small Capitalization Stock          227,781                   0          0.00%
Global                            2,055,319               7,621          0.37%
Natural Resources                   569,768                 132          0.02%
  Total                         $17,593,843          $1,080,737
                                ===========          ==========

For 1999, the percentage of the aggregate dollar amount of transactions effected through PSI on a Portfolio basis was:

                                          PERCENTAGE OF AGGREGATE DOLLAR AMOUNT
       PORTFOLIO                          OF TRANSACTIONS EFFECTED THROUGH PSI
       ---------                          ------------------------------------
      Conservative Balanced                                .13%
      Equity                                               .11%
      Equity Income                                        .18%
      Flexible Managed                                     .13%
      Natural Resources                                    .75%
      Prudential Jennison                                  .08%

III. TAXATION OF THE FUND

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Code of 1986, as amended (the "Code"). The Fund generally will not be subject to federal income tax to the extent it distributes to shareholders its net investment income and net capital gains in the manner required by the Code. There is a 4% excise tax on the undistributed income of a regulated investment company if that company fails to distribute the required percentage of its net investment income and net capital gains. The Fund intends to employ practices that will eliminate or minimize this excise tax.

Federal tax law requires that the assets underlying variable contracts, including the Fund, meet certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable.

Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the return on those securities.

This is a general and brief summary of the tax laws and regulations applicable to the Fund. The law and regulations may change. You should consult a tax adviser for complete information and advice.

IV. CUSTODIANS AND TRANSFER AGENT

State Street Bank and Trust Company (State Street), 127 West 10th Street, Kansas City, MO 64105-1716, is the custodian of the assets held by all the Portfolios. State Street is also the custodian of the assets held in connection with repurchase agreements entered into by the Portfolios, and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank with respect to securities held by these Portfolios. State Street employs subcustodians, who were approved in accordance with regulations of the SEC, for the purpose of providing custodial service for the Fund's foreign assets held outside the United States. The transfer agent is Prudential Mutual Fund Series LLC (PMFS), Raritan Plaza One, Edison, NJ 08837. For performance by PMFS pursuant to the Transfer Agency and Service Agreement, the Fund pays to PMFS an annual fee of $125,000 and certain out-of-pocket expense including, but not limited to; postage, stationery, printing, allocable communication costs, microfilm or microfiche, and expense incurred at the specific direction of the Fund.

V. EXPERTS

The financial statements of the Fund as of December 31, 1999 and for each of the three years in the period then ended included in this statement of additional information [FINANCIAL STATEMENTS TO BE ADDED IN SUBSEQUENT FILING UNDER RULE 485(B)].

VI. LICENSES

As part of the Investment Advisory Agreement, Prudential has granted the Fund a royalty-free, non-exclusive license to use the words "The Prudential" and "Prudential" and its registered service mark of a rock representing the Rock of Gibraltar. However, Prudential may terminate this license if Prudential or a company controlled by it ceases to be the Fund's investment adviser. Prudential may also terminate the license for any other reason upon 60 days' written notice; but, in this event, the Investment Advisory Agreement shall also terminate 120 days following receipt by the Fund of such notice, unless a majority of the outstanding voting securities of the Fund vote to continue the Agreement notwithstanding termination of the license.

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poors ("S&P"). S&P makes no representation or warranty, express or implied, to Contract owners or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index. The S&P 500 Index and the S&P SmallCap 600 Index are determined, composed and calculated by S&P without regard to the Fund, the Stock Index Portfolio or the Small Capitalization Stock Portfolio. S&P has no obligation to take the needs of the Fund or the Contract owners into consideration in determining, composing or calculating the S&P 500 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE FUND, CONTRACT OWNERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MANAGEMENT OF THE FUND

The names of all directors and major officers of the Fund and the principal occupation of each during the last 5 years are shown below. Unless otherwise stated, the address of each director and officer is 751 Broad Street, Newark, New Jersey 07102-3777.

DIRECTORS OF THE FUND

JOHN R. STRANGFELD*, 46, CHAIRMAN AND PRESIDENT--Executive Vice President, Global Asset Management since 1998; Chief Executive Officer, Private Asset Management Group (PAMG) from 1996 to 1998; President, PAMG, from 1994 to 1996.

SAUL K. FENSTER, 67, DIRECTOR--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King, Jr. Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., 63, DIRECTOR--Vice President, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 76, DIRECTOR--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

OFFICERS WHO ARE NOT DIRECTORS

LEE D. AUGSBURGER, SECRETARY--Assistant General Counsel of Prudential since 1997; prior to 1997, Consultant with Price Waterhouse LLP.

ROBERT F. GUNIA, VICE PRESIDENT--Executive Vice President, Prudential Investments, since 1999; Vice President, Prudential from 1997 to 1999; prior to 1997, Senior Vice President, Prudential Securities Incorporated.

WILLIAM V. HEALEY, ASSISTANT SECRETARY--Vice President and Associate General Counsel of Prudential and Chief Legal Officer of Prudential Investments since 1998; Director, ICI Mutual Insurance Company since 1999; prior to 1998, Associate General Counsel of The Dreyfus Corporation.

DAVID R. ODENATH, JR., VICE PRESIDENT--President, Chief Executive Officer and Chief Operating Officer of Prudential Investments Fund Management LLC (PIFM) since 1999; prior to 1999, Senior Vice President, PaineWebber Group, Inc.

C. CHRISTOPHER SPRAGUE, ASSISTANT SECRETARY--Assistant General Counsel of Prudential since 1994.

GRACE C. TORRES, TREASURER AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER--First Vice President of PIFM since 1996; prior to 1996: First Vice President of Prudential Securities Inc.

STEPHEN M. UNGERMAN, ASSISTANT TREASURER--Vice President and Tax Director of Prudential Investments since 1996; prior to 1996: First Vice President of Prudential Mutual Fund Management, Inc.

----------
*This member of the Board is an interested person of Prudential, its affiliates or the Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Agreement between the Fund and Prudential, must be approved by a majority of the members of the Board who are not interested persons of Prudential, its affiliates or the Fund. Mr. Strangfeld, one of the four members of the Board, is an interested person of Prudential and the Fund, as that term is defined in the 1940 Act, because he is an officer and/or affiliated person of Prudential, the investment advisor to the

Fund. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates or the Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life insurance to its employees.

No director or officer of the Fund who is also an officer, director or employee of Prudential or its affiliates is entitled to any remuneration from the Fund for services as one of its directors or officers. A single annual retainer fee of $35,000 is paid to each of the directors who is not an interested person of the Fund for services rendered to five different Prudential mutual funds, including this Fund. (The amount paid in respect of each fund is determined on the basis of the funds' relative average net assets.) The directors who are not interested persons of the Fund are also reimbursed for all expenses incurred in connection with attendance at meetings.

The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with Prudential for the fiscal year ended December 31, 1999 and the aggregate compensation paid to such Directors for service on the Fund's Board and the Boards of any other investment companies managed by Prudential for the calendar year ended December 31, 1999. Below are listed all Directors who have served the Fund during its most recent fiscal year.

                               COMPENSATION TABLE

                                                                             PENSION OR                            TOTAL
                                                                             RETIREMENT         ESTIMATED      COMPENSATION
                                                             AGGREGATE        BENEFITS           ANNUAL           RELATED
                                                           COMPENSATION      ACCRUED AS         BENEFITS         TO FUNDS
                                                               FROM        PART OF SERIES         UPON           MANAGED BY
NAME AND POSITION                                           SERIES FUND     FUND EXPENSES      RETIREMENT     PRUDENTIAL (**)
-----------------                                           -----------     -------------      ----------     ---------------
John R. Strangfeld*                                             --               --                --               --
Saul K. Fenster                                               $22,800           None               N/A        $35,000 (5/21)
W. Scott McDonald                                             $22,800           None               N/A        $35,000 (5/21)
Joseph Weber                                                  $22,800           None               N/A        $35,000 (5/21)

----------

* Directors who are "interested" do not receive compensation from Prudential (including the Fund).

** Indicates number of funds and portfolios (including the Fund) to which aggregate compensation relates.

As of April 1, 2000, the Directors and officers of the Fund, as a group, beneficially owned less than one percent of the outstanding shares of the Fund's capital stock.

FUND PERFORMANCE

Performance for each of the Portfolios is set out below. These performance figures do not include the effect of charges imposed by variable insurance contracts investing in the Fund which, when deducted, reduce performance.

For the seven days ended December 31, 1999, the yield and effective yield of Class I shares of Money Market Portfolio were 5.59% and 5.16%, respectively.

For the 1 year, 5 year and 10 year periods ended on December 31, 1999, the average annual return of Class I shares of each Portfolio is set out below.

-----------------------------------------------------------------------------------------------------------------------------------
           CONSERVATIVE BALANCED                            DIVERSIFIED                      DIVERSIFIED CONSERVATIVE GROWTH*
-----------------------------------------------------------------------------------------------------------------------------------
1 yr.           5 yrs         10 yrs         1 yr.         5 yrs          10 yrs        1 yr.         5 yrs          10 yrs
-----------------------------------------------------------------------------------------------------------------------------------
6.69%           12.30%        10.28%         (0.74%)       7.80%          7.69%         N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                   EQUITY                                  EQUITY INCOME                             FLEXIBLE MANAGED
-----------------------------------------------------------------------------------------------------------------------------------
1 yr.           5 yrs         10 yrs         1 yr.         5 yrs          10 yrs        1 yr.         5 yrs          10 yrs
-----------------------------------------------------------------------------------------------------------------------------------
12.49%          18.99%        15.08%         12.52%        17.33%         14.06%        7.78%         14.60%         11.77%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
             GLOBAL                      GOVERNMENT INCOME                   HIGH YIELD                     MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------------
1 yr.       5 yrs      10 yrs     1 yr.      5 yrs      10 yrs    1 yr.      5 yrs      10 yrs     1 yr.      5 yrs     10 yrs
-----------------------------------------------------------------------------------------------------------------------------------
48.27%      22.44%     13.38%     (2.70%)    7.29%      7.09%     4.61%      8.76%      9.78%      4.97%      5.36%     5.18%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
        NATURAL RESOURCE                PRUDENTIAL JENNISON          SMALL CAPITALIZATION STOCK              STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------------------
1 yr.       5 yrs      10 yrs     1 yr.      5 yrs      10 yrs    1 yr.      5 yrs      10 yrs     1 yr.      5 yrs     10 yrs
-----------------------------------------------------------------------------------------------------------------------------------
45.99%      12.19%     9.03%      41.76%     N/A        N/A       12.68%     N/A        N/A        20.54%     28.14%    17.75%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                20/20 FOCUS                            ZERO COUPON BOND 2000                         ZERO COUPON 2005
-----------------------------------------------------------------------------------------------------------------------------------
1 yr.           5 yrs         10 yrs         1 yr.         5 yrs          10 yrs        1 yr.         5 yrs          10 yrs
-----------------------------------------------------------------------------------------------------------------------------------
N/A             N/A           N/A            2.18%         7.77%          8.00%         (5.66%)       8.99%          8.73%
-----------------------------------------------------------------------------------------------------------------------------------

* The Diversified Conservative Growth and 20/20 Focus Portfolio commenced operations on May 3, 1999, so there is not a full year of performance to report.

AVERAGE AMOUNT TOTAL RETURN

The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for each class.


A Portfolio's "average annual total return" is computed according to a formula prescribed by the SEC expressed as follows:

                                  P(1+T)n = ERV

Where:  P = a hypothetical initial payment of $1,000.
        T = average annual total return.
        n = number of years
        EVR = Ending Redeemable Value (ERV) at the end of 1-, 5- or 10-year period (or fractional portion thereof) of a hypothetical $1,000 investment made at the beginning of 1-, 5-, or 10-year period.

AGGREGATE TOTAL RETURN

The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for each class.

A Portfolio's aggregate total return represents the cumulative change in the value of an investment in the Portfolio for the specified period and is computed by the following formula:

                                     ERV-P/P

Where: P = a hypothetical initial payment of $1,000.
       EVR = Ending Redeemable Value (ERV) at the end of 1-, 5- or 10-year period (or fractional portion thereof) of a hypothetical $1,000 investment made at the beginning of 1-, 5-, or 10-year period assuming reinvestment of all dividends and distributions..

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

A Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operation expenses. Consequently, any given performance quotation should not be considered representative of a Portfolio's performance for any specified period in the future.

A Portfolio may include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from Lipper Inc., Moningstar Publication, Inc. and other industry publications, business periodicals and market indexes.

                              CALCULATION OF YIELD

The Money Market Portfolio may from time to time advertise a current quotation of yield. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchase with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Portfolio and operating expenses. The Portfolio also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

              Effective yield = [(base period return + 1)365/7] - 1

Comparative performance information may be used from time to time in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data. Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

The Money Market Portfolio's yield fluctuates, and an annualized yield quotation is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield for any given period. Actual yield will depend upon not only changes in interest rates generally during the period in which the investment in the Portfolio is held, but also on changes in the Portfolio's expenses.

                             FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.

                        THE PRUDENTIAL SERIES FUND, INC.
                             SCHEDULE OF INVESTMENTS

                                    APPENDIX

DEBT RATINGS

Moody's Investors Services, Inc. describes its categories of corporate debt securities and its "Prime-1" and "Prime-2" commercial paper as follows:

BONDS:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--   Leading market positions in well-established industries.

--   High rates of return of funds employed.


-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Services describes its grades of corporate debt securities and its "A" commercial paper as follows:

BONDS:

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER:

Commercial paper rated A by Standard & Poor's Ratings Services has the following characteristics:

Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

THE PRUDENTIAL
SERIES FUND, INC.




THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
751 Broad Street, Newark, NJ 07102-3777

                                     PART C

                                OTHER INFORMATION
ITEM 23.

EXHIBITS





(a)     Articles of Restatement of The Prudential     Filed herewith
        Series Fund, Inc.

(b)     By-laws of The Prudential Series Fund,        Incorporated by reference to Post-Effective Amendment No. 37
        Inc., as amended February 29, 2000.           to this Registration Statement, filed April 27, 2000

(d) (1) Investment Advisory Agreement, as             Incorporated by reference to Post-Effective
        amended July 14, 1988 between The             Amendment No. 33 to this Registration Statement,
        Prudential Insurance Company of America       filed April 28, 1997.
        and The Prudential Series Fund, Inc.


    (2) Supplemental Investment Advisory Agreement    Incorporated by reference to Post-Effective
        between The Prudential Insurance Company      Amendment No. 28 to this Registration Statement,
        of America and The Prudential Series Fund,    filed April 28, 1997.
        Inc.

    (3) Subadvisory Agreement between The             Incorporated by reference to Post-Effective
        Prudential Insurance Company of America       Amendment No. 28 to this Registration Statement,
        and Jennison Associates Capital Corp.


    (4) Subadvisory Agreement between The             Incorporated by reference to Post-Effective
        Prudential Insurance Company of America       Amendment No. 36 to this Registration Statement,
        and Jennison Associates LLC.                  filed April 28, 1999.

    (5) Subadvisory Agreement between The             Incorporated by reference to Post-Effective
        Prudential Insurance Company of America       Amendment No. 36 to this Registration Statement,
        and The Dreyfus Corporation.                  filed April 28, 1999.

    (6) Subadvisory Agreement between The             Incorporated by reference to Post-Effective
        Prudential Insurance Company of               Amendment No. 36 to this Registration Statement,
        America and Franklin Advisers, Inc.           filed April 28, 1999.

    (7) Subadvisory Agreement between The             Incorporated by reference to Post-Effective
        Prudential Insurance Company of America       Amendment No. 36 to this Registration Statement,
        and Pacific Investment Management Company.    filed April 28, 1999.


    (8) Service  Agreement between The Prudential     Incorporated by reference to Post-Effective
        Insurance  Company of America  and The        Amendment No. 33 to this Registration Statement,
        Prudential Investment Corporation.            filed April 28, 1997.


    (9) Subadvisory Agreement between Prudential      Filed herewith.
        Investments Fund Management LLC and
        the Adviser.


(e)     Distribution Agreement between The            Incorporated by reference to Post-Effective
        Prudential Series Fund, Inc. and Pruco        Amendment No. 33 to this Registration Statement,
        Securities Corporation.                       filed April 28, 1997.

(g) (1) Custodian Agreement between Chase             Incorporated by reference to Post-Effective
        Manhattan Bank (formerly Chemical Bank and    Amendment No. 33 to this Registration Statement,
        Manufacturers Hanover Trust Company) and      filed April 28, 1997.
        The Prudential Series Fund, Inc.

        (1)(a) Addendum  #2 to Custodian  Contract    Incorporated by reference to Post-Effective
            Between Chase  Manhattan Bank and The     Amendment No. 32 to this Registration Statement,
            Prudential Series Fund, Inc.              filed February 28, 1997.

    (2) Custodian Agreement between Brown Brothers    Incorporated by reference to Post-Effective
        Harriman & Co. and The Prudential Series      Amendment No. 33 to this Registration Statement,
        Fund, Inc.                                    filed April 28, 1997.

    (3) Form of Custodian Agreement between           Incorporated by reference to Post-Effective
        Investors Fiduciary Trust Company and         Amendment No. 34 to this Registration Statement,
        The Prudential Series Fund, Inc. dated        filed April 24, 1998.
        May 19, 1997.

        (3)(i) Custodian Agreement between            Incorporated by reference to Post-Effective
            Investors Fiduciary Trust Company         Amendment No. 37 to this Registration Statement,
            and The Prudential Insurance              filed April 27, 2000.
            Company of America dated September
            16, 1996.

           (ii) Assignment of Custodian Agreement     Incorporated by reference to Post-Effective
            from Investors Fiduciary Trust            Amendment No. 37 to this Registration Statement,
            Company to State Street effective         filed April 27, 2000.
            January 1, 2000.

           (iii) First Amendment to Custody           Incorporated by reference to Post-Effective
            Agreement between The Prudential          Amendment No. 37 to this Registration Statement,
            Insurance Company of America and          filed April 27, 2000.
            Investors Fiduciary Trust Company
            dated December 1, 1996.

    (4) Transfer Agent Agreement between              Incorporated by reference to Post-Effective
        Prudential Mutual Fund Services LLC           Amendment No. 36 to this Registration Statement,
        and The Prudential Series Fund, Inc.          filed April 28, 1999.

    (5) Supplement to Custody Agreement between       Incorporated by reference to Post-Effective
        The Prudential Series Fund, Inc.,             Amendment No. 37 to this Registration Statement,
        Prudential's Gibralter Fund and               filed April 27, 2000.
        Investors Fiduciary Trust Company dated
        August 19, 1998.

    (6)(i) Special Custody Agreement between The      Incorporated by reference to Post-Effective
        Prudential Series Fund, Inc., Natural         Amendment No. 37 to this Registration Statement,
        Resources Portfolio, Goldman, Sachs &         filed April 27, 2000.
        Co., and Investors Fiduciary Trust
        Company.

       (ii) Assignment of Special Custody             Incorporated by reference to Post-Effective
        Agreement from Investors Fiduciary Trust      Amendment No. 37 to this Registration Statement,
        Company to State Street effective             filed April 27, 2000.
        January 1, 2000.

       (iii) First Amendment of Custody Agreement     Incorporated by reference to Post-Effective
       between the Prudential Series Fund, Inc.       Amendment No. 37 to this Registration Statement,
       and Prudential's Gibraltar Fund and State      filed April 27, 2000.
       Street Bank and Trust dated March 1, 2000.



(h) (1) Indemnification Agreement Regarding Reg.         Incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement, filed April 28, 1997.

    (2) Indemnification Agreement Regarding Reg.         Incorporated by reference to Post-Effective Amendment No. 33
        No. 33-57186.                                    to this Registration Statement, filed April 28, 1997.

    (3)(a) Investment Accounting Agreement               Incorporated by reference to Post-Effective Amendment No. 37
        between The Prudential Series Fund Inc.,         to this Registration Statement, filed April 27, 2000.
        Prudential's Gibraltor Fund and Investor
        Fiduciary Trust Company dated December 31,
        1994.

    (3)(b) First Amendment to Investment Accounting      Incorporated by reference to Post-Effective Amendment No. 37
        Agreement between The Prudential Series          to this Registration Statement, filed April 27, 2000.
        Fund, Inc., Prudential's Gibraltar Fund
        and Investors Fiduciary Trust Company dated
        June 20, 1995.

    (3)(c) Second Amendment to Investment Accounting     Incorporated by reference to Post-Effective Amendment No. 37
        Agreement between The Prudential Series Fund,    to this Registration Statement, filed April 27, 2000.
        Inc. and Prudential's Gibraltar Fund and State
        Street Bank and Trust dated March 1,2000.

    (4)(a) Code of Ethics for The Prudential             Incorporated by reference to Post-Effective Amendment No. 37
        Insurance Company of America Adopted             to this Registration Statement, filed April 27, 2000.
        2/29/00.

       (b) Code of Ethics for The Prudential Series      Incorporated by reference to Post-Effective Amendment No. 37
        Fund, Inc. Adopted 2/29/00.                      to this Registration Statement, filed April 27, 2000.

       (c) Code of Ethics for Prudential Investment      Incorporated by reference to Post-Effective Amendment No. 37
        Management Services LLC Adopted 2/29/00.         to this Registration Statement, filed April 27, 2000.

       (d) Code of Ethics for Franklin Advisers,         Incorporated by reference to Post-Effective Amendment No. 37
        Inc. Adopted 2/29/00.                            to this Registration Statement, filed April 27, 2000.

       (e) Code of Ethics for The Dreyfus Corporation    Incorporated by reference to Post-Effective Amendment No. 37
        Adopted 2/29/00.                                 to this Registration Statement, filed April 27, 2000.

       (f) Code of Ethics for Pacific Investment         Incorporated by reference to Post-Effective Amendment No. 37
        Management Company Adopted 2/29/00.              to this Registration Statement, filed April 27, 2000.

       (g) Code of Ethics for The Prudential             Incorporated by reference to Post-Effective Amendment No. 37
        Investment Corporation Adopted 2/29/00.          to this Registration Statement, filed April 27, 2000.

       (h) Code of Ethics for Jennison Associates        Incorporated by reference to Post-Effective Amendment No. 37
        LLC Adopted 2/29/00.                             to this Registration Statement, filed April 27, 2000.

    (5)(a) Fund Participation Agreement between Great-   Incorporated by reference to Post-Effective Amendment No. 37
        West Life & Annuity Insurance Company, The       to this Registration Statement, filed April 27, 2000.
        Prudential Series Fund, Inc., The Prudential
        Insurance Company of America, Prudential
        Investment Management Services LLC and Charles
        Schwab & Co., Inc. dated May 1, 1999.

       (b) Fund Participation Agreement between          Incorporated by reference to Post-Effective Amendment No. 37
        First Great-West Life & Annuity Insurance        to this Registration Statement, filed April 27, 2000.
        Company, The Prudential Series Fund, Inc.,
        The Prudential Insurance Company of America,
        Prudential Investment Management Services
        LLC and Charles Schwab & Co., Inc. dated
        May 1, 1999

       (c) Fund Participation Agreement between The      Incorporated by reference to Post-Effective Amendment No. 37
        Ohio National Life Insurance Company, The        to this Registration Statement, filed April 27, 2000.
        Prudential Insurance Company of America, The
        Prudential Series Fund, Inc. and Prudential
        Investment Management Services LLC.

    (6) Procedural Agreement between Merrill Lynch       Incorporated by reference to Post-Effective Amendment No. 37
        Futures, Inc., The Prudential Series Fund,       to this Registration Statement, filed April 27, 2000.
        Inc. and Investors Fiduciary Trust Company

    (7)(a) Pledge Agreement between Goldman, Sachs       Incorporated by reference to Post-Effective Amendment No. 37
        & Co., The Prudential Series Fund, Inc.          to this Registration Statement, filed April 27, 2000.
        and Investors Fiduciary Trust Company,
        dated August 15, 1997.

       (b) Pledge Agreement between Lehman Brothers      Incorporated by reference to Post-Effective Amendment No. 37
        Inc., The Prudential Series Fund, Inc. and       to this Registration Statement, filed April 27, 2000.
        Investors Fiduciary Trust Company, dated
        August 29, 1997.

       (c) Pledge Agreement between J.P. Morgan          Incorporated by reference to Post-Effective Amendment No. 37
        Futures Inc., The Prudential Series Fund,        to this Registration Statement, filed April 27, 2000.
        Inc. and Investors Fiduciary Trust Company
        dated September 1997.

       (d) Pledge Agreement between PaineWebber          Incorporated by reference to Post-Effective Amendment No. 37
        Inc., The Prudential Series Fund, Inc. and       to this Registration Statement, filed April 27, 2000.
        Investors Fiduciary Trust Company, dated
        September 25, 1997.

       (e) Pledge Agreement between Credit Suisse        Incorporated by reference to Post-Effective Amendment No. 37
        First Boston Corp., The Prudential Series        to this Registration Statement, filed April 27, 2000.
        Fund, Inc. and Investors Fiduciary Trust
        Company dated November 11, 1997.

(j) (1) Consent of PricewaterhouseCoopers LLP            Incorporated by reference to Post-Effective Amendment No. 37
        Independent accountants.                         to this Registration Statement, filed April 27, 2000.

    (2) Shea & Gardner Legal Opinion.                    Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000.

(m)     Rule 12b-1 Plan.                                 Incorporated by reference to Post-Effective Amendment No. 36 to this Registration Statement, filed April 28, 1999.


(n)     Financial Data Schedules.                        Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000.


(o)     Rule 18f-3 Plan. [February 15, 1999]             Incorporated by reference to Post-Effective Amendment No. 36 to this Registration Statement, filed April 28, 1999.

                                       C-3

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

All of Registrant's outstanding securities are owned by the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940 (the "Act"): The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ["Pruco Life"]); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ["Pruco Life of New Jersey"]). Pruco Life, a corporation organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a corporation organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.

Registrant's shares will be voted in proportion to the directions of persons having interests in the above-referenced separate accounts. Registrant may nonetheless be deemed to be controlled by such entities by virtue of the presumption contained in Section 2(a)(9) of the Act, although Registrant disclaims such control.

The subsidiaries of Prudential are set forth in Schedule D of Prudential's Annual Statement as shown on the following pages. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. The Gibraltar Fund is registered as an open-end, diversified, management investment company under the Act. The separate accounts are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Account Contract Account-11, (separate accounts of Prudential which are registered as open-end, diversified management investment companies) and The Prudential Variable Contract Account-24 (separate account of Prudential which is registered as a unit investment trust under the Act).

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Do Insurer's
                                                                                                                      Admitted
                                                                                                                       Assets
                                                                                                           NAIC        Include
                                                                                        NAIC             Valuation    Intangible
                                                                                       Company           Method(See    Assets
                                                                                       Code or              SVO       Connected
                                                                                        Alien             Purposes   with Holding
            CUSIP                    Description                                       Insurer              and         of Such
         Identifica-      Name of Subsidiary, Controlled or                         Identification       Procedures    Company's
 TAB #      tion                  Affiliated Company                                    Number             manual)      Stock?
-----------------------------------------------------------------------------------------------------------------------------------
  18 ..74429#-12-0  Prudential of America Life Ins. Co. (Canada) A ..................AA-1560018 ............3(f) .........No
  18 ..74429#-13-8  Prudential of America Life Ins. Co. (Canada) B ..................AA-1560018 ............3(f) .........No
  18 ..74429#-14-6  Prudential of America Life Ins. Co. (Canada) C ..................AA-1560018 ............3(f) .........No
-----------------------------------------------------------------------------------------------------------------------------------
          0499999 - Preferred Stock - Alien Insurer
-----------------------------------------------------------------------------------------------------------------------------------
  23 ..000000-00-0  Prudential Realty Securities ...........................................................3(f) .........No
-----------------------------------------------------------------------------------------------------------------------------------
          0699999 - Preferred.Stock.-.Investment.Subsidiary
-----------------------------------------------------------------------------------------------------------------------------------
  23 ..74438*-11-5  Prudential Timber Investments, Inc. ....................................................3(f) .........No
-----------------------------------------------------------------------------------------------------------------------------------
          0799999 - Preferred Stock - Other Affiliates
-----------------------------------------------------------------------------------------------------------------------------------
          0899999 - Total Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
  10 ..37465@-10-8  Gibraltar Casualty Company ...........................................35947 ............3(c) .........No
-----------------------------------------------------------------------------------------------------------------------------------
          1099999 - Common Stock - U.S. P&C Insurer
-----------------------------------------------------------------------------------------------------------------------------------
  3 ...74408#-10-9  Pruco Life Insurance Company .........................................79227 ............3(c) .........No
  7 ...74445@-10-6  Prudential HealthCare and Life Insurance Co. of America ..............74020 ............3(c) .........No
-----------------------------------------------------------------------------------------------------------------------------------
          1199999 - Common Stock - U S LAH Insurer
-----------------------------------------------------------------------------------------------------------------------------------
  12 ..T7415#-10-9  Prumerica Life, S.p.A. ..........................................AA-1360003 ............3(g) .........No
  18 ..74429#-10-4  Prudential of America Life Ins. (Canada) Series.1 ...............AA-1560018 ............3(g) .........No
  18 ..74429#-11-2  Prudential of America Life Ins. (Canada) Series.2 ...............AA-1560018 ............3(g) .........No
  12 ..Y7443@-10-1  The Prudential Life Insurance Company of Korea, Ltd. ............AA-0130001 ............3(g) .........No
  12 ..J7443#-10-6  The Prudential Life Insurance Company, Ltd. .....................AA-1580001 ............3(g) .........No
  12 ..AMPRU1-23-2  The Prumerica Life Insurance Company, Inc. ......................AA-5660025 ............3(g) .........No
  12 ..POLAND-12-8  Prumerica Towarzystwo Ubezpieczen na Zycie, S.A. ................AA-9640003 ............3(g) .........No
-----------------------------------------------------------------------------------------------------------------------------------
          1299999 - Common Stock - Alien Insurer
-----------------------------------------------------------------------------------------------------------------------------------
  11 ..74408@-10-1  PRUCO, Inc. ............................................................................3(b) .........Yes
  14 ..744400-10-2  Prudential Select Holdings, Inc. .......................................................3(b) .........No
  12 ..000000-00-0  Prudential International Insurance Holdings, Ltd .......................................3(b) .........No
-----------------------------------------------------------------------------------------------------------------------------------
          1399999 - Common Stock - Non-Insurer Which Controls Insurer
-----------------------------------------------------------------------------------------------------------------------------------
  23 ..BREE00-07-9  BREE Investors Inc. ....................................................................3(b) .........No
  7 ...42223@-10-1  Health Ventures Partner, Inc. ..........................................................3(a) .........No
  5 ...69337*-10-9  PIC Realty Canada, Ltd. ................................................................3(b) .........No
  23 ..74430*-10-5  Prudential Mortgage Asset Corporation II ...............................................3(b) .........No
  23 ..744355-2#-4  Prudential Realty Securities, Inc. .....................................................3(a) .........No
  23 ..74390@-10-1  Prudential Realty Securities II, Inc. ..................................................3(a) .........No
  1 ...GATWAY-00-5  Gateway Holdings, Inc. .................................................................3(a) .........No
  23 ..26244*-10-1  Dryden Holdings, Inc. ..................................................................3(a) .........No
  23 ..26243*-10-2  Dryden Finance, Inc. ...................................................................3(a) .........No
  23 ..37475X-10-5  Gibraltar Properties, Inc. .............................................................3(a) .........No
  23 ..78487@-10-6  SVIIT Holdings, Inc. ...................................................................3(a) .........No
  23 ..78457#-10-0  SMP Holdings, Inc. .....................................................................3(a) .........No
  8 ...000000-00-0  Prudential Human Resources Management Co., Inc. ........................................3(a) .........No
  23 ..000000-00-0  PIC Realty Corporation. ................................................................3(b) .........Yes
-----------------------------------------------------------------------------------------------------------------------------------
          1499999 - Common Stock.- Investment.Subsidiary
-----------------------------------------------------------------------------------------------------------------------------------
  23 ..69332#-10-0  PGR Advisors I, Inc. ...................................................................3(a) .........Yes
  23 ..PGA100-AB-0  PGA European Holdings, Inc. ............................................................3(a) .........No
  23 ..71953K-69-9  PIC Holdings, Ltd. .....................................................................3(b) .........Yes
  23 ..PLA100-12-9  Prudential Latin American Investments, Ltd. ............................................3(b) .........No
  23 ..PPC100-12-8  Prudential Private Capital Management ..................................................3(b) .........No
  11 ..74408@-10-1  PRUCO, Inc. ............................................................................3(b) .........No
  14 ..744400-10-2  Prudential Select Holdings, Inc. .......................................................3(b) .........Yes
  21 ..74445#-10-4  Prudential Direct Distributors, Inc. ...................................................3(a) .........No
  6 ...744299-20-7  Prudential Global Funding ..............................................................3(a) .........No
  23 ..74442@-10-9  Prudential Private Placement Investors, Inc. ...........................................3(a) .........No
  23 ..76111#-10-2  Residential Services Corporation of America ............................................3(d) .........No
  4 ...74437#-10-4  The Prudential Investment Corporation ..................................................3(b) .........No
  16 ..74390*-10-3  The Prudential Real Estate Affiliates, Inc. ............................................3(b) .........Yes
21/23..91204*-10-3  U.S. High Yield Management Company .....................................................3(a) .........No
  21 ..74446@-10-5  Prudential Assigned Settlement Services, Inc. ..........................................3(a) .........No
  2 ...000000-00-0  Prudential Funding Corporation .........................................................3(b) .........No
  7 ...PHDENT-17-8  Prudential Health and Dental Group Holdings, Inc. ......................................3(b) .........No
  14 ..000000-00-0  Pvrudential Direct, Inc. ...............................................................3(a) .........No
  17 ..000000-00-0  Prudential, Inc. .......................................................................3(a) .........No
  19 ..000000-00-0  The Prudential Bank and Trust Company ..................................................3(a) .........No
  19 ..000000-00-0  The Prudential Savings Bank, F.S.B. ....................................................3(a) .........No
  22 ..000000-00-0  Hochman and Baker ......................................................................3(a) .........Yes
-----------------------------------------------------------------------------------------------------------------------------------
       000000-00-0  Pru Investment Planning, Inc. ..........................................................3(a) .........No
-----------------------------------------------------------------------------------------------------------------------------------
  12 ..000000-00-0  Prudential International Insurance Holdings, Ltd. ......................................3(b) .........No
-----------------------------------------------------------------------------------------------------------------------------------
          1599999 - Common Stock - Other Affiliates
          1699999 - Total Common Stocks
          1799999 - Total Preferred and Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
    Amount of insurer's capital and surplus from the prior year's annual statement $...8,536,314,197

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Stock of Such Company Owned
                                                                                                       by Insurer on Statement Date
                                                                                                       -----------------------------
                                                                              If Yes,
                                                                             Amount of
           CUSIP                      Description                               Such
        Identifica-         Name of Subsidiary, Controlled or                Intangible      Statement         Number of    % of
 TAB #     tion                    Affiliated Company                          Assets          Value            Shares   Outstanding
------------------------------------------------------------------------------------------------------------------------------------
  18 ..74429#-12-0  Prudential of America Life Ins. Co. (Canada) A .........................16,000,000 ......160,000.000 ...100.0
  18 ..74429#-13-8  Prudential of America Life Ins. Co. (Canada) B ..........................8,875,000 .......88,750.000 ...100.0
  18 ..74429#-14-6  Prudential of America Life Ins. Co. (Canada) C .........................10,000,000 ......100,000.000 ...100.0
------------------------------------------------------------------------------------------------------------------------------------
          0499999 - Preferred Stock - Alien Insurer                                         34,875,000           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------
  23 ..000000-00-0  Prudential Realty Securities ..............................................126,000 ..........126.000 ...100.0
------------------------------------------------------------------------------------------------------------------------------------
          0699999 - Preferred.Stock.-.Investment.Subsidiary                                    126,000           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------
  23 ..74438*-11-5  Prudential Timber Investments, Inc. .......................................875,461 ............7.000 ...100.0
------------------------------------------------------------------------------------------------------------------------------------
          0799999 - Preferred Stock - Other Affiliates                                         875,461           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------
          0899999 - Total Preferred Stocks                                                  35,876,461           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------
  10 ..37465@-10-8  Gibraltar Casualty Company ......................................................0 ........2,000.000 ...100.0
------------------------------------------------------------------------------------------------------------------------------------
          1099999 - Common Stock - U.S. P&C Insurer                                                  0           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------
  3 ...74408#-10-9  Pruco Life Insurance Company ..........................................888,713,262 ......250,000.000 ...100.0
  7 ...74445@-10-6  Prudential HealthCare and Life Insurance Co. of America.................11,756,421 ......500,000.000 ...100.0
------------------------------------------------------------------------------------------------------------------------------------
          1199999 - Common Stock - U S LAH Insurer                                         900,469,683           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------
  12 ..T7415#-10-9  Prumerica Life, S.p.A. .................................................18,668,137 ...20,000,000.000 ...100.0
  18 ..74429#-10-4  Prudential of America Life Ins. (Canada) Series.1 .....................-13,678,798 .......25,000.000 ...100.0
  18 ..74429#-11-2  Prudential of America Life Ins. (Canada) Series.2 ........................-683,653 .......12,500.000 ....50.0
  12 ..Y7443@-10-1  The Prudential Life Insurance Company of Korea, Ltd. ...................24,271,950 ....2,640,000.000 ...100.0
  12 ..J7443#-10-6  The Prudential Life Insurance Company, Ltd. ...........................353,984,196 ......100,000.000 ...100.0
  12 ..AMPRU1-23-2  The Prumerica Life Insurance Company, Inc. ..............................8,057,809 ...24,999,995.000 ...100.0
  12 ..POLAND-12-8  Prumerica Towarzystwo Ubezpieczen na Zycie, S.A. ........................2,321,303 ....1,000,000.000 ...100.0
------------------------------------------------------------------------------------------------------------------------------------
          1299999 - Common Stock - Alien Insurer                                           392,940,944           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------
  11 ..74408@-10-1  PRUCO, Inc. ............................................10,968,701 ..1,625,418,725 ...........94.000 ...100.0
  14 ..744400-10-2  Prudential Select Holdings, Inc. .......................................14,367,333 .......44,977.000 ...100.0
  12 ..000000-00-0  Prudential International Insurance Holdings, Ltd .......................24,196,950 ..........100.000 ...100.0
------------------------------------------------------------------------------------------------------------------------------------
          1399999 - Common Stock - Non-Insurer Which Controls Insurer       10,968,701   1,663,983,008           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------
  23 ..BREE00-07-9  BREE Investors Inc. .....................................................3,665,491 ............1.000 ....50.0
  7 ...42223@-10-1  Health Ventures Partner, Inc. ..........................................34,150,662 ........1,000.000 ...100.0
  5 ...69337*-10-9  PIC Realty Canada, Ltd. .................................................1,991,361 ....2,561,003.000 ...100.0
  23 ..74430*-10-5  Prudential Mortgage Asset Corporation II ...................................39,847 ..........500.000 ....50.0
  23 ..744355-2#-4  Prudential Realty Securities, Inc. ....................................567,999,538 ...........92.000 ...100.0
  23 ..74390@-10-1  Prudential Realty Securities II, Inc. ..................................73,724,554 ..........132.000 ....87.0
  1 ...GATWAY-00-5  Gateway Holdings, Inc. .................................................67,378,937 ..........810.000 ...100.0
  23 ..26244*-10-1  Dryden Holdings, Inc. ..................................................86,590,268 ..........234.000 ...100.0
  23 ..26243*-10-2  Dryden Finance, Inc. ...................................................53,072,599 ..........278.000 ...100.0
  23 ..37475X-10-5  Gibraltar Properties, Inc. .............................................46,271,772 ........1,000.000 ...100.0
  23 ..78487@-10-6  SVIIT Holdings, Inc. ..................................................154,915,156 ........1,000.000 ...100.0
  23 ..78457#-10-0  SMP Holdings, Inc. .....................................................62,169,950 ..........500.000 ...100.0
  8 ...000000-00-0  Prudential Human Resources Management Co., Inc. ........................44,299,292 ..........100.000 ...100.0
  23 ..000000-00-0  PIC Realty Corporation. .................................3,962,915 ....161,392,166 ..........236.000 ...100.0
------------------------------------------------------------------------------------------------------------------------------------
          1499999 - Common Stock.- Investment.Subsidiary                     3,962,915   1,357,661,593           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------
  23 ..69332#-10-0  PGR Advisors I, Inc. ....................................5,361,774 .....11,212,107 ..........100.000 ...100.0
  23 ..PGA100-AB-0  PGA European Holdings, Inc. .............................................7,908,927 ..........100.000 ...100.0
  23 ..71953K-69-9  PIC Holdings, Ltd. ........................................920,735 .....81,717,485 ...32,810,256.000 ...100.0
  23 ..PLA100-12-9  Prudential Latin American Investments, Ltd. ...............................420,519 ..........100.000 ...100.0
  23 ..PPC100-12-8  Prudential Private Capital Management ...........................................0 ............1.000 .....1.0
  11 ..74408@-10-1  PRUCO, Inc. ...........................................................998,691,529 ...........94.000 ...100.0
  14 ..744400-10-2  Prudential Select Holdings, Inc. ..........................878,990 ......6,182,572 .......44,977.000 ...100.0
  21 ..74445#-10-4  Prudential Direct Distributors, Inc. .......................................23,624 ..........100.000 ...100.0
  6 ...744299-20-7  Prudential Global Funding ..............................................14,782,185 ..........100.000 ...100.0
  23 ..74442@-10-9  Prudential Private Placement Investors, Inc. ...............................43,336 .......40,000.000 ...100.0
  23 ..76111#-10-2  Residential Services Corporation of America ............................15,957,974 ........1,000.000 ...100.0
  4 ...74437#-10-4  The Prudential Investment Corporation ..................................60,857,633 ...........83.000 ...100.0
  16 ..74390*-10-3  The Prudential Real Estate Affiliates, Inc. ...............337,938 .....48,758,329 ...........99.000 ...100.0
21/23 .91204*-10-3  U.S. High Yield Management Company ..........................................1,000 ..........100.000 ...100.0
  21 ..74446@-10-5  Prudential Assigned Settlement Services, Inc. .............................123,281 ..........100.000 ...100.0
  2 ...000000-00-0  Prudential Funding Corporation .........................................27,055,371 ..........100.000 ...100.0
  7 ...PHDENT-17-8  Prudential Health and Dental Group Holdings, Inc. ......................20,101,877 ..........100.000 ...100.0
  14 ..000000-00-0  Pvrudential Direct, Inc. ................................................3,561,102 ..........150.000 ...100.0
  17 ..000000-00-0  Prudential, Inc. ..............................................................500 ..........500.000 ...100.0
  19 ..000000-00-0  The Prudential Bank and Trust Company .................................104,648,698 ......203,996.000 ...100.0
  19 ..000000-00-0  The Prudential Savings Bank, F.S.B. ....................................41,657,253 .......10,000.000 ...100.0
  22 ..000000-00-0  Hochman and Baker ......................................13,275,489 ......1,724,511 ..........800.000 ....80.0
------------------------------------------------------------------------------------------------------------------------------------
       000000-00-0  Pru Investment Planning, Inc. ...........................................2,938,296 ........6,000.000 ...100.0
------------------------------------------------------------------------------------------------------------------------------------
  12 ..000000-00-0  Prudential International Insurance Holdings, Ltd. .........................594,979 ..........100.000
------------------------------------------------------------------------------------------------------------------------------------
          1599999 - Common Stock - Other Affiliates                         20,774,926    1,448,963,088           XXX         XXX
          1699999 - Total Common Stocks                                     35,706,542    5,764,018,316           XXX         XXX
          1799999 - Total Preferred and Common Stocks                       35,706,542    5,799,894,777           XXX         XXX
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Name of Company
           CUSIP                                                                                   Listed in Section 1
        Identifica-                                                                                  Which Controls
 TAB #     tion                               Name of Lower-tier Company                           Lower-tier Company
------------------------------------------------------------------------------------------------------------------------------------
  23 ...000000-00-0 ...PRICOA Investment Company ............................................PIC Holdings, Ltd
  23 ...000000-00-0 ...PRICOA Mezzanine Investment Co. ......................................PIC Holdings, Ltd.
  24 ...000000-00-0 ...Prudential Capital and Investment Services, Inc. .....................PRUCO, Inc.
  13 ...000000-00-0 ...Lapine Holding Company ...............................................PRUCO, Inc.
  23 ...000000-00-0 ...Prudential Asia Investments, Ltd .....................................PRUCO, Inc.
  23 ...000000-00-0 ...Prudential Asia Investments, Ltd .....................................Prudential Investment Company
  12 ...000000-00-0 ...Prudential-Bradesco Seguros, S.A. ....................................Prudential International Insurance
                                                                                              Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
        0199999 - Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------
  16 ...000000-00-0 ...ML/MSB Acquisition, Inc ..............................................Prudential Residential Services, L.P.
  16 ...000000-00-0 ...PRICOA Relocation Management, Ltd. ...................................Prudential Residential Services, L.P.
  16 ...000000-00-0 ...Prudential Community Interaction Consulting, Inc. ....................Prudential Residential Services, L.P.
  16 ...000000-00-0 ...Prudential Relocation Canada Ltd.  ...................................Prudential Residential Services, L.P.
  16 ...000000-00-0 ...Prudential Relocation, Ltd. ..........................................Prudential Residential Services, L.P.
  16 ...000000-00-0 ...The Relocation Funding Corporation of America ........................Prudential Residential Services, L.P.
  23 ...000000-00-0 ...PRICOA Capital Group, Ltd. ...........................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA Funding, Ltd. .................................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA Investment Company ............................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA Property Investment Management Ltd.............................PIC Holdings, Ltd.
  23 ...000000-00-0 ...Euro Invest (General Partner) Ltd. ...................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...Industrial Properties (Gen Partner), Ltd. ............................PIC Holdings, Ltd.
  23 ...000000-00-0 ...Industrial Properties (Gen Partner) II, Ltd. .........................PIC Holdings, Ltd.
  23 ...000000-00-0 ...Northern Retail Properties (General Partner) Ltd. ....................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA P.I.M. (Regulated) Ltd. .......................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...South Downs Properties (General Partner) Ltd. ........................PIC Holdings, Ltd.
  23 ...000000-00-0 ...South Downs Trading (General Partner) Ltd. ...........................PIC Holdings, Ltd.
  23 ...000000-00-0 ...TransEuropean Properties (General Partner) Ltd. ......................PIC Holdings, Ltd.
  23 ...000000-00-0 ...TransEuropean Properties (General Partner) II Ltd. ...................PIC Holdings, Ltd.
21/23 ..000000-00-0 ...PRICOA Asset Management, Ltd. ........................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA Capital Management ............................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA General Partner Ltd ...........................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA Management Partner Ltd. .......................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA Mezzanine Funding, Ltd. .......................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA Mezzanine Investment Co........................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...Argus General Partner, Ltd............................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...Argus Capital Limited.................................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...Argus Capital International Ltd. .....................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA Property PLC ..................................................PIC Holdings, Ltd.
  23 ...000000-00-0 ...PRICOA Property Private Equity Ltd. ..................................PIC Holdings, Ltd.
  16 ...000000-00-0 ...Prudential Resources Management Asia, Limited ........................PRUCO, Inc.
  23 ...000000-00-0 ...BREE Investments Ltd. ................................................PRUCO, Inc.
  23 ...000000-00-0 ...Capital Agricultural Property Services, Inc. .........................PRUCO, Inc.
  23 ...000000-00-0 ...Flor-Ag Corporation ..................................................PRUCO, Inc.
  22 ...000000-00-0 ...Pruco Securities Corporation .........................................PRUCO, Inc.
  23 ...000000-00-0 ...Prudential Agricultural Credit, Inc. .................................PRUCO, Inc.
13/24 ..000000-00-0 ...Prudential Capital and Investment Services, Inc. .....................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities Group Inc. - Series A ..........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities Group Inc. - Series B ..........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Securities (Germany) Inc. ...........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Management GmbH .....................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Management GmbH & Co. KG. ...........................PRUCO, Inc.
  13 ...000000-00-0 ...BraeLoch Successor Corporation .......................................PRUCO, Inc.
  13 ...000000-00-0 ...BraeLoch Holdings, Inc. ..............................................PRUCO, Inc.
  13 ...000000-00-0 ...Graham Resources, Inc. ...............................................PRUCO, Inc.
  13 ...000000-00-0 ...Graham Depository Company II .........................................PRUCO, Inc.
  13 ...000000-00-0 ...Graham Energy, Ltd. ..................................................PRUCO, Inc.
  13 ...000000-00-0 ...Graham Exploration, Ltd. .............................................PRUCO, Inc.
  13 ...000000-00-0 ...Graham Royalty, Ltd. .................................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Global Markets ......................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache International (Hong Kong) Ltd. ......................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Finance (Hong Kong) Ltd. ............................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Bache Futures (Hong Kong) Ltd. ............................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Bache Nominees (Hong Kong) Ltd. ...........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Bache Securities (Hong Kong) Ltd. .........................PRUCO, Inc.
  13 ...000000-00-0 ...PB Financial Services, Inc. ..........................................PRUCO, Inc.
  13 ...000000-00-0 ...P-B Finance Ltd. .....................................................PRUCO, Inc.
  13 ...000000-00-0 ...PGR Advisors, Inc. ...................................................PRUCO, Inc.
  13 ...000000-00-0 ...PBML Custodian Limited ...............................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Capital Funding BV ..................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Energy Corp. ........................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Energy Production, Inc. .............................PRUCO, Inc.
  13 ...000000-00-0 ...Commodity Admin Services, Inc. .......................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Commodities de Mexico, S, de RL de CV .....................PRUCO, Inc.
  13 ...000000-00-0 ...Mexico Commodity Funding Corp. .......................................PRUCO, Inc.
  13 ...000000-00-0 ...Mexico Commodity Sourcing Corp. ......................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Commodities de Mexico, S, de RL de CV .....................PRUCO, Inc.
  13 ...000000-00-0 ...PSI. Partners Inc. ...................................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache International Banking Corporation ...................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache International Bank Ltd. .............................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Holdings Limited ....................................PRUCO, Inc.

                                      C-7

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Name of Company
           CUSIP                                                                         Listed in Section 1
        Identifica-                                                                         Which Controls
 TAB #     tion                               Name of Lower-tier Company                  Lower-tier Company
-----------------------------------------------------------------------------------------------------------------------------------
  13 ...000000-00-0 ...PBI Investment Management Limited ....................................PRUCO, Inc.
  13 ...000000-00-0 ...PBI Management Limited ...............................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Limited .............................................PRUCO, Inc.
  13 ...000000-00-0 ...PBI Fund Managers Limited ............................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Nominees Limited ....................................PRUCO, Inc.
  13 ...000000-00-0 ...Saffron Nominees Limited .............................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache International, (U.K.) Ltd. ..........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Bache International Ltd. ..................................PRUCO, Inc.
  13 ...000000-00-0 ...Circle (Nominees) Limited. ...........................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Forex, (U.K.) Ltd. ..................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Bache International Trust Co. (Cayman) ....................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Bache Corp. Director Services, Inc. .......................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Bache Corp. Trustee Services, Inc. ........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Investor Services Inc. ..............................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Investor Services II, Inc. ..........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Leasing Inc. ........................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Program Services Inc. ...............................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Properties Inc. .....................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Securities, (Australia) Ltd. ........................PRUCO, Inc.
  13 ...000000-00-0 ...Bache Nominees Ltd. ..................................................PRUCO, Inc.
  13 ...000000-00-0 ...Corcarr Funds Management Limited .....................................PRUCO, Inc.
  13 ...000000-00-0 ...Corcarr Nominees Pty. Limited ........................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Bache Funds Management, Ltd ...............................PRUCO, Inc.
  13 ...000000-00-0 ...Divsplit Nominees Pty. Limited .......................................PRUCO, Inc.
  13 ...000000-00-0 ...PruBache Nominees Pty. Limited .......................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Trade Services Inc. .................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Transfer Agent Services, Inc. .......................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities Capmark Inc. ...................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities Credit Corp. ...................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities Municipal Derivatives, Inc. ....................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities Secured Financing Corporation. .................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities Structured Assets, Inc. ........................PRUCO, Inc.
  13 ...000000-00-0 ...Seaport Futures Management, Inc. .....................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities (Taiwan) Co., Ltd. .............................PRUCO, Inc.
  13 ...000000-00-0 ...Vector Securities International, Inc. ................................PRUCO, Inc.
  13 ...000000-00-0 ...XBW Acquisition Corporation ..........................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities Incorporated ...................................PRUCO, Inc.
  13 ...000000-00-0 ...Lapine Holding Company ...............................................PRUCO, Inc.
  13 ...000000-00-0 ...Lapine Development Corporation .......................................PRUCO, Inc.
  13 ...000000-00-0 ...Lapine Technology Corporation ........................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Investments Fund Management, L.L.C. .......................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Mutual Fund Distributors, Inc. ............................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Mutual Fund Services, L.L.C. ..............................PRUCO, Inc.
  13 ...000000-00-0 ...Bache & Co. (Lebanon) S.A.L. .........................................PRUCO, Inc.
  13 ...000000-00-0 ...Bache & Co. S.A. de C.V. (Mexico) ....................................PRUCO, Inc.
  13 ...000000-00-0 ...Bache Insurance Agency Inc. ..........................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities (Japan) Ltd. ...................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Futures Asia Pacific Ltd. ...........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Securities Agencia de Valores S.A. ..................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Securities Asia Pacific Ltd. ........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Securities (Holland) Inc. ...........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Securities (Monaco) Inc. ............................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Securities (Switzerland) Inc. .......................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential-Bache Securities (U.K.) Inc. ..............................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities (Brazil) LTDA ..................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities (Chile) Inc. ...................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities CMO Issuer Inc. ................................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities Futures Management Inc. ........................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities (Argentina) Inc. ...............................PRUCO, Inc.
  13 ...000000-00-0 ...Prudential Securities (Uruguay) S.A. .................................PRUCO, Inc.
  13 ...000000-00-0 ...Wexford Clearing Services Corporation ................................PRUCO, Inc.
  23 ...000000-00-0 ...Prudential Equity Investors, Inc. ....................................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential Property and Casualty Holdings, Inc. ......................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential Property and Casualty Insurance ...........................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential Commercial Insurance Company ..............................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential General Insurance Company .................................PRUCO, Inc.
  15 ...000000-00-0 ...Merastar Corporation .................................................PRUCO, Inc.
  15 ...000000-00-0 ...Merastar Insurance Company ...........................................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential Insurance Brokerage, Inc. .................................PRUCO, Inc.
  15 ...000000-00-0 ...The Prudential Property and Casualty General Agency, Inc. ............PRUCO, Inc.
  15 ...000000-00-0 ...The Prudential Property and Casualty of New Jersey Holdings, Inc.  ...PRUCO, Inc.
  15 ...000000-00-0 ...The Prudential Property and Casualty Insurance Co. of New Jersey .....PRUCO, Inc.
  15 ...000000-00-0 ...The Prudential General Insurance Company of New Jersey ...............PRUCO, Inc.
  15 ...000000-00-0 ...The Prudential Commercial Insurance Co. of New Jersey ................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential General Agency of Florida, Inc. ...........................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential General Agency of Kentucky, Inc. ..........................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential General Agency of Massachusetts, Inc. .....................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential General Agency of Mississippi, Inc. .......................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential General Agency of Nevada, Inc. ............................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential General Agency of Wyoming, Inc. ...........................PRUCO, Inc.
  15 ...000000-00-0 ...Prudential General Agency of New Mexico, Inc. ........................PRUCO, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Name of Company
           CUSIP                                                                                  Listed in Section 1
        Identifica-                                                                                   Which Control
 TAB #     tion                               Name of Lower-tier Company                           Lower-tier Company
------------------------------------------------------------------------------------------------------------------------------------
  15 ...000000-00-0 ...Prudential General Agency of Ohio, Inc. ..............................PRUCO, Inc.
  15 ...000000-00-0 ...The.Prudential Property and Casualty New Jersey Insurance ............PRUCO, Inc.
  23 ...000000-00-0 ...Prudential Realty Partnerships, Inc. .................................PRUCO, Inc.
20/23 ..000000-00-0 ...Prudential Trust Company .............................................PRUCO, Inc.
20/23 ..000000-00-0 ...PTC Services, Inc. ...................................................PRUCO, Inc.
  7 ....000000-00-0 ...Prudential Uniformed Services Administrators, Inc. ...................PRUCO, Inc.
  19 ...000000-00-0 ...PBT Home Equity Holdings .............................................PRUCO, Inc.
  3 ....000000-00-0 ...Pruco Life Insurance Company of New Jersey ...........................Pruco Life Insurance Company
  3 ....000000-00-0 ...The Prudential Life Insurance Company of Arizona .....................Pruco Life Insurance Company
  14 ...000000-00-0 ...Prudential Select Life Insurance Company of America ..................Prudential Select Holdings, Inc.
  23 ...000000-00-0 ...Private Label Mortgage Services Corporation ..........................Residential Services Corp of America
  23 ...000000-00-0 ...Residential Information Services, Inc. ...............................Residential Services Corp of America
  23 ...000000-00-0 ...Securitized Asset Sales, Inc. ........................................Residential Services Corp of America
  23 ...000000-00-0 ...PHMC Services Corporation ............................................Residential Services Corp of America
  23 ...000000-00-0 ...The Prudential Home Mortgage Company, Inc. ...........................Residential Services Corp of America
  23 ...000000-00-0 ...The Prudential Home Mortgage Securities Co., Inc. ....................Residential Services Corp of America
21/23 ..000000-00-0 ...Gateway Holdings, S.A. ...............................................The Prudential Investment Corporation
21/23 ..000000-00-0 ...Amicus Investment Company ............................................The Prudential Investment Corporation
21/23 ..000000-00-0 ...Global Income Fund Management Company, S.A. ..........................The Prudential Investment Corporation
21/23 ..000000-00-0 ...Prumerica Global Asset Management Company, S.A. ......................The Prudential Investment Corporation
  23 ...000000-00-0 ...Prudential Home Building Investors, Inc. .............................The Prudential Investment Corporation
21/23 ..000000-00-0 ...The Prudential Asset Management Company, Inc. ........................The Prudential Investment Corporation
21/23 ..000000-00-0 ...Enhanced Investment Technologies, Inc. ...............................The Prudential Investment Corporation
  21 ...000000-00-0 ...PCM International, Inc. ..............................................The Prudential Investment Corporation
  23 ...000000-00-0 ...Prudential Asia Investments Limited ..................................The Prudential Investment Corporation
21/23 ..000000-00-0 ...Prudential Asia Management Ltd. (BVI) ................................The Prudential Investment Corporation
21/23 ..000000-00-0 ...Prudential Asia Fund Management Ltd. .................................The Prudential Investment Corporation
21/23 ..000000-00-0 ...Prudential Asia Fund Managers (HK) Ltd. ..............................The Prudential Investment Corporation
  23 ...000000-00-0 ...Prudential Asset Management Ltd. (BVI) ...............................The Prudential Investment Corporation
  23 ...000000-00-0 ...PAMA (Indonesia) Limited .............................................The Prudential Investment Corporation
  23 ...000000-00-0 ...PAMA (Singapore) Private Ltd. ........................................The Prudential Investment Corporation
  23 ...000000-00-0 ...Prudential Asset Management Asia H.K.Ltd. ............................The Prudential Investment Corporation
  23 ...000000-00-0 ...PT PAMA Indonesia ....................................................The Prudential Investment Corporation
  23 ...000000-00-0 ...Prudential Asia Infrastructure Investors Ltd. ........................The Prudential Investment Corporation
  23 ...000000-00-0 ...Prudential Asia Infrastructure Investors (H.K.) Ltd. .................The Prudential Investment Corporation
  23 ...000000-00-0 ...Asian Infrastructure Mezzanine Capital Management Co., Ltd. ..........The Prudential Investment Corporation
  23 ...000000-00-0 ...Prudential Timber Investments, Inc. ..................................The Prudential Investment Corporation
  23 ...000000-00-0 ...Texas Rio Grande Other Asset Group Company, Inc. .....................The Prudential Investment Corporation
21/23 ..000000-00-0 ...The Prudential Investment Advisory Company, Ltd. .....................The Prudential Investment Corporation
  23 ...000000-00-0 ...The Prudential Property Company, Inc. ................................The Prudential Investment Corporation
  23 ...000000-00-0 ...The Prudential Realty Advisors, Inc. .................................The Prudential Investment Corporation
  16 ...000000-00-0 ...Countrywide International Realty, Ltd. ...............................Prudential Real Estate Affiliates, Inc.
  16 ...000000-00-0 ...Prudential Referral Services, Inc. ...................................Prudential Real Estate Affiliates, Inc.
  16 ...000000-00-0 ...The Prudential Real Estate Financial Services of America, Inc. .......Prudential Real Estate Affiliates, Inc.
  16 ...000000-00-0 ...Preferred Coastal Realty, Inc. .......................................Prudential Real Estate Affiliates, Inc.
  16 ...000000-00-0 ...Real Estate Connecticut, Inc. ........................................Prudential Real Estate Affiliates, Inc.
  16 ...000000-00-0 ...Prudential Homes Corporation .........................................Prudential Real Estate Affiliates, Inc.
  16 ...000000-00-0 ...Prudential Texas Residential Services Corporation. ...................Prudential Real Estate Affiliates, Inc.
  7 ....000000-00-0 ...Prudential Dental Maintenance Organization of California, Inc. .......Prudential Health and Dental Group
                                                                                              Holdings, Inc.
  7 ....000000-00-0 ...Prudential HealthCare Group Inc. .....................................Prudential Health and Dental Group
                                                                                              Holdings, Inc.
  8 ....000000-00-0 ...Human Resource Finance Company, Inc. .................................Prudential Human Resources
                                                                                              Management Co.,, Inc.
  12 ...000000-00-0 ...Prudential-Bradesco Seguros, S.A. ....................................Prudential International Insurance
                                                                                              Holdings, Ltd.
  12 ...000000-00-0 ...Gibraltar Servicos Ltda. .............................................Prudential International Insurance
                                                                                              Holdings, Ltd.
  12 ...000000-00-0 ...Prudential Seguros, S.A. .............................................Prudential International Insurance
                                                                                              Holdings, Ltd.
  12 ...000000-00-0 ...PruServicos Participacoes, S.A. ......................................Prudential International Insurance
                                                                                              Holdings, Ltd.
  14 ...000000-00-0 ...Prudential Direct Insurance Agency of Alabama, Inc. ..................Prudential Direct, Inc.
  14 ...000000-00-0 ...Prudential Direct Insurance Agency of Massachusetts, Inc. ............Prudential Direct, Inc.
  14 ...000000-00-0 ...Prudential Direct Insurance Agency of New Mexico, Inc. ...............Prudential Direct, Inc.
  14 ...000000-00-0 ...Prudential Direct Insurance Agency of Ohio, Inc. .....................Prudential Direct, Inc.
  14 ...000000-00-0 ...Prudential Direct Insurance Agency of Wyoming, Inc. ..................Prudential Direct, Inc.
  23 ...000000-00-0 ...PBT Mortgage Corporation .............................................PIC Realty Corporation
------------------------------------------------------------------------------------------------------------------------------------
          0299999 - Common Stock
------------------------------------------------------------------------------------------------------------------------------------
          0399999 Total
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                               Stock in Lower-tier Company Owned
                                                            Indirectly by Insurer on Statement Date
                                                           ------------------------------------------
                             Amount of Intangible
           CUSIP              Assets Included in
        Identifica-            Amount Shown in
 TAB #     tion              Column 5, Section 1           Number of Shares          % of Outstanding
--------------------------------------------------------------------------------------------------------------
  23 ...000000-00-0 ........................... ............82,132,601.000 ................100.0
  23 ...000000-00-0 ........................... .............4,282,789.000 ................100.0
  24 ...000000-00-0
  13 ...000000-00-0 ........................... .............7,499,999.000 ................100.0
  23 ...000000-00-0                             .....................1.000 .................50.0
  23 ...000000-00-0                             .....................1.000 .................50.0
  12 ...000000-00-0                             .................5,372.000 .................99.0

--------------------------------------------------------------------------------------------------------------
        0199999 - Preferred Stock             0                     XXX                   XXX
--------------------------------------------------------------------------------------------------------------
  16 ...000000-00-0                             .................1,000.000 ................100.0
  16 ...000000-00-0                             ....................99.000 ................100.0
  16 ...000000-00-0                             .................1,000.000 ................100.0
  16 ...000000-00-0                             .................1,000.000 ................100.0
  16 ...000000-00-0                             ....................49.000 ................100.0
  16 ...000000-00-0                             .................1,000.000 ................100.0
  23 ...000000-00-0                             .............6,751,000.000 ................100.0
  23 ...000000-00-0                             ............11,213,375.000 ................100.0
  23 ...000000-00-0                             ................15,000.000 ................100.0
  23 ...000000-00-0 ....................920,735 .....................2.000 ................100.0
  23 ...000000-00-0                             ................49,998.000 .................99.0
  23 ...000000-00-0                             ................30,000.000 .................75.0
  23 ...000000-00-0                             ................49,998.000 .................99.0
  23 ...000000-00-0                             ................40,000.000 .................80.0
  23 ...000000-00-0                             ................10,000.000 ................100.0
  23 ...000000-00-0                             ....................99.000 .................99.0
  23 ...000000-00-0                             ....................99.000 .................99.0
  23 ...000000-00-0                             ................40,000.000 ................100.0
  23 ...000000-00-0                             ................30,000.000 .................75.0
21/23 ..000000-00-0                             .............1,500,000.000 ................100.0
  23 ...000000-00-0                             ...............100,000.000 ................100.0
  23 ...000000-00-0                             .................1,000.000 ................100.0
  23 ...000000-00-0                             .................1,000.000 ................100.0
  23 ...000000-00-0                             ...............873,985.000 ................100.0
  23 ...000000-00-0                             .................1,000.000 ................100.0
  23 ...000000-00-0                             ................50,000.000 ................100.0
  23 ...000000-00-0                             .....................2.000 ................100.0
  23 ...000000-00-0                             .....................2.000 ................100.0
  23 ...000000-00-0                             ................49,998.000 ................100.0
  23 ...000000-00-0                             .....................2.000 ................100.0
  16 ...000000-00-0                             .................9,999.000 ................100.0
  23 ...000000-00-0                             .....................1.000 .................50.0
  23 ...000000-00-0                             ...................995.000 ................100.0
  23 ...000000-00-0                             ....................50.000 ................100.0
  22 ...000000-00-0                             ...................995.000 ................100.0
  23 ...000000-00-0                             ...................999.000 .................99.9
13/24 ..000000-00-0                             ....................99.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ....................57.020 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ................50,000.000 ................100.0
  13 ...000000-00-0                             .....................0.000 ..................0.0
  13 ...000000-00-0                             ...............330,000.000 ................100.0
  13 ...000000-00-0                             .............7,758,803.000 ................100.0
  13 ...000000-00-0                             .............7,734,234.000 ................100.0
  13 ...000000-00-0                             .................1,000.000 ................100.0
  13 ...000000-00-0                             ....................90.000 ................100.0
  13 ...000000-00-0                             ...................130.000 ................100.0
  13 ...000000-00-0                             ....................20.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             .................1,502.000 ................100.0
  13 ...000000-00-0                             .....................3.000 ................100.0
  13 ...000000-00-0                             .................1,500.000 ................100.0
  13 ...000000-00-0                             .................1,750.000 ................100.0
  13 ...000000-00-0                             ...............550,000.000 ................100.0
  13 ...000000-00-0                             ....................50.000 ................100.0
  13 ...000000-00-0                             .....................3.000 ................100.0
  13 ...000000-00-0                             .................1,000.000 ................100.0
  13 ...000000-00-0                             .............5,000,000.000 ................100.0
  13 ...000000-00-0                             ................40,000.000 ................100.0
  13 ...000000-00-0                             .....................1.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ....................50.000 ................100.0
  13 ...000000-00-0                             .................2,999.000 .................99.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             .....................1.000 ..................1.0
  13 ...000000-00-0                             .....................1.000 ................100.0
  13 ...000000-00-0                             .................1,000.000 ................100.0
  13 ...000000-00-0                             ............35,000,000.000 ................100.0
  13 ...000000-00-0                             .............3,010,000.000 ................100.0

--------------------------------------------------------------------------------------------------------------
                                                               Stock in Lower-tier Company Owned
                                                            Indirectly by Insurer on Statement Date
                                                           ------------------------------------------
                             Amount of Intangible
           CUSIP              Assets Included in
        Identifica-            Amount Shown in
 TAB #     tion              Column 5, Section 1           Number of Shares          % of Outstanding
--------------------------------------------------------------------------------------------------------------
  13 ...000000-00-0                             .............4,051,000.000 ................100.0
  13 ...000000-00-0                             ...............300,000.000 ................100.0
  13 ...000000-00-0                             ............12,200,000.000 ................100.0
  13 ...000000-00-0                             ................25,000.000 ................100.0
  13 ...000000-00-0                             ....................11.000 ................100.0
  13 ...000000-00-0                             .....................9.000 ................100.0
  13 ...000000-00-0                             ............41,400,211.000 ................100.0
  13 ...000000-00-0                             .............7,500,000.000 ................100.0
  13 ...000000-00-0                             .....................2.000 ................100.0
  13 ...000000-00-0                             .............3,000,000.000 ................100.0
  13 ...000000-00-0                             ...................500.000 ................100.0
  13 ...000000-00-0                             .................1,000.000 ................100.0
  13 ...000000-00-0                             .................1,000.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................500.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             .....................1.000 ................100.0
  13 ...000000-00-0                             ................10,000.000 ................100.0
  13 ...000000-00-0                             .....................4.000 ................100.0
  13 ...000000-00-0                             ................50,050.000 ................100.0
  13 ...000000-00-0                             .....................4.000 ................100.0
  13 ...000000-00-0                             .....................4.000 ................100.0
  13 ...000000-00-0                             .....................4.000 ................100.0
  13 ...000000-00-0                             .....................2.000 ................100.0
  13 ...000000-00-0                             .................1,000.000 ................100.0
  13 ...000000-00-0                             ................10,000.000 ................100.0
  13 ...000000-00-0                             ....................20.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ....................99.000 ................100.0
  13 ...000000-00-0                             ................46,350.000 ................100.0
  13 ...000000-00-0                             ............19,999,994.000 .................99.9
  13 ...000000-00-0                             ....................10.000 ................100.0
  13 ...000000-00-0                             ....................10.000 ................100.0
  13 ...000000-00-0                             ...................664.000 ................100.0
  13 ...000000-00-0                             ............12,500,000.000 .................71.0
  13 ...000000-00-0                             .............4,650,000.000 ................100.0
  13 ...000000-00-0                             .....................1.000 ................100.0
  13 ...000000-00-0                             .....................0.000 ..................0.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             .....................0.000 ..................0.0
  13 ...000000-00-0                             .................2,000.000 ................100.0
  13 ...000000-00-0                             ....................96.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...............200,000.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...............150,000.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................200.000 ................100.0
  13 ...000000-00-0                             ...............750,000.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  13 ...000000-00-0                             ...................100.000 ................100.0
  23 ...000000-00-0                             .................1,000.000 ................100.0
  15 ...000000-00-0                             ....................10.000 ................100.0
  15 ...000000-00-0                             ...................800.000 ................100.0
  15 ...000000-00-0                             .................2,000.000 ................100.0
  15 ...000000-00-0                             .................2,000.000 ................100.0
  15 ...000000-00-0 .................10,968,701 ...............100,000.000 ................100.0
  15 ...000000-00-0                             ................25,000.000 ................100.0
  15 ...000000-00-0                             ................25,000.000 ................100.0
  15 ...000000-00-0                             ...................100.000 ................100.0
  15 ...000000-00-0                             .....................1.000 ................100.0
  15 ...000000-00-0                             ...................400.000 ................100.0
  15 ...000000-00-0                             ...................240.000 ................100.0
  15 ...000000-00-0                             ...................240.000 ................100.0
  15 ...000000-00-0                             ...................100.000 ................100.0
  15 ...000000-00-0                             ...................100.000 ................100.0
  15 ...000000-00-0                             ...................100.000 ................100.0
  15 ...000000-00-0                             ...................100.000 ................100.0
  15 ...000000-00-0                             ...................100.000 ................100.0
  15 ...000000-00-0                             ...................100.000 ................100.0
  15 ...000000-00-0                             ...................100.000 ................100.0

--------------------------------------------------------------------------------------------------------------
                                                               Stock in Lower-tier Company Owned
                                                            Indirectly by Insurer on Statement Date
                                                           ------------------------------------------
                             Amount of Intangible
           CUSIP              Assets Included in
        Identifica-            Amount Shown in
 TAB #     tion              Column 5, Section 1           Number of Shares          % of Outstanding
--------------------------------------------------------------------------------------------------------------
  15 ...000000-00-0                             ...................100.000 ................100.0
  15 ...000000-00-0                             ...................100.000 ................100.0
  23 ...000000-00-0                             ...................100.000 ................100.0
20/23 ..000000-00-0                             ...............300,000.000 ................100.0
20/23 ..000000-00-0                             ...................100.000 ................100.0
  7 ....000000-00-0                             ...............500,000.000 ................100.0
  19 ...000000-00-0                             .................4,000.000 ................100.0
  3 ....000000-00-0                             ...............400,000.000 ................100.0
  3 ....000000-00-0                             ...............200,000.000 ................100.0
  14 ...000000-00-0                             .............2,500,000.000 ................100.0
  23 ...000000-00-0                             .................1,000.000 ................100.0
  23 ...000000-00-0                             .................1,000.000 ................100.0
  23 ...000000-00-0                             .................1,000.000 ................100.0
  23 ...000000-00-0                             .................1,000.000 ................100.0
  23 ...000000-00-0                             ...................100.000 ................100.0
  23 ...000000-00-0                             .................1,000.000 ................100.0
21/23 ..000000-00-0                             ................20,000.000 ................100.0
21/23 ..000000-00-0                             .................1,000.000 ................100.0
21/23 ..000000-00-0                             .................5,000.000 ................100.0
21/23 ..000000-00-0                             .................2,000.000 ................100.0
  23 ...000000-00-0                             ...................100.000 ................100.0
21/23 ..000000-00-0                             ....................84.000 ................100.0
21/23 ..000000-00-0                             ....................98.000 ................100.0
  21 ...000000-00-0                             ...................100.000 ................100.0
  23 ...000000-00-0                             .............6,300,000.000 ................100.0
21/23 ..000000-00-0                             ...............200,000.000 ................100.0
21/23 ..000000-00-0                             ...................180.000 ................100.0
21/23 ..000000-00-0                             ....................20.000 ................100.0
  23 ...000000-00-0                             .............1,500,000.000 ................100.0
  23 ...000000-00-0                             .................7,500.000 .................75.0
  23 ...000000-00-0                             .............1,000,000.000 ................100.0
  23 ...000000-00-0                             ...................100.000 ................100.0
  23 ...000000-00-0                             ...................650.000 .................65.0
  23 ...000000-00-0                             ...............800,000.000 ................100.0
  23 ...000000-00-0                             ...................100.000 ................100.0
  23 ...000000-00-0                             ................42,500.000 .................85.0
  23 ...000000-00-0                             ...................100.000 ................100.0
  23 ...000000-00-0                             ...................100.000 ................100.0
21/23 ..000000-00-0                             .................5,000.000 ................100.0
  23 ...000000-00-0                             ...................100.000 ................100.0
  23 ...000000-00-0                             ...................100.000 ................100.0
  16 ...000000-00-0 ....................337,938 ...................100.000 ................100.0
  16 ...000000-00-0                             .................1,000.000 ................100.0
  16 ...000000-00-0                             ...................100.000 ................100.0
  16 ...000000-00-0                             ...................100.000 ................100.0
  16 ...000000-00-0                             ...................100.000 ................100.0
  16 ...000000-00-0                             .....................1.000 ................100.0
  16 ...000000-00-0                             .................1,000.000 ................100.0
  7 ....000000-00-0                             .................1,000.000 ................100.0

  7 ....000000-00-0                             .................1,000.000 ................100.0

  8 ....000000-00-0                             ...................100.000 ................100.0

  12 ...000000-00-0                             ................54,772.000 .................48.0

  12 ...000000-00-0                             .................1,020.000 .................51.0

  12 ...000000-00-0                             ...............422,168.000 ................100.0

  12 ...000000-00-0                             ...............100,000.000 ................100.0

  14 ...000000-00-0                             ...................150.000 ................100.0
  14 ...000000-00-0                             ...................150.000 ................100.0
  14 ...000000-00-0                             ...................150.000 ................100.0
  14 ...000000-00-0                             ....................90.000 .................90.0
  14 ...000000-00-0                             ...................150.000 ................100.0
  23 ...000000-00-0                             .................2,250.000 ................100.0
-------------------------------------------------------------------------------------------------------------.
          0299999 - Common Stock ....12,227,374 ....................XXX ....................XXX
--------------------------------------------------------------------------------------------------------------
          0399999 Total .............12,227,374 ....................XXX ....................XXX
--------------------------------------------------------------------------------------------------------------

ITEM 25. INDEMNIFICATION

Article VI, paragraph (4) of Registrant's Articles of Incorporation provides that "each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and as provided in the by-laws of the Corporation." Article VIII of the Registrant's Articles of Incorporation provides, in pertinent part, that "no provision of these Articles of Incorporation shall be effective to (a) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (b) protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

Paragraph 6 of both the Investment Advisory Agreement and the Supplemental Investment Advisory Agreement between Registrant and Prudential provides that "Prudential will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties on behalf of the Fund or from reckless disregard of its obligation and duties under this Agreement."

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Prudential Investment Corporation (PIC) is the investment unit of Prudential and actively engages in the business of giving investment advice. The officers and directors of Prudential and PIC who are engaged directly or indirectly in activities relating to the registrant have no business, profession, vocation, or employment of a substantial nature other than with Prudential and PIC, and have not had such other connections during the past two years.



The business and other connections of Prudential's Directors are listed in the Post-Effective Amendment No. 22 to the Registration Statement of The Prudential Variable Appreciable Account, Registration No. 33-20000, filed on April 26, 2000, the text of which is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) Prudential Investment Management Services LLC (PIMS) is the distributor for the following open-end management companies: Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income
Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential 20/20 Focus Fund, Prudential World Fund, Inc., The Prudential Investment Portfolios, Inc., Strategic Partners Series, Target Funds and The Target Portfolio Trust.

     PIMS is also distributor of the following unit investment trusts: Separate Accounts; Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.




(b) NAME AND PRINCIPAL             POSITIONS AND OFFICES                                 POSITIONS AND OFFICES
    BUSINESS ADDRESS               WITH UNDERWRITER                                      WITH REGISTRANT
    ----------------               ----------------                                      ---------------

    Robert F. Gunia***             President                                             None
    Jean D. Hamilton*              Executive Vice President                              None
    John R. Strangfeld, Jr.***     Executive Vice President                              None
    William V. Healey***           Sr. Vice President, Secretary and Chief Legal
                                    Officer                                              None
    Margaret M. Deverell***        Sr. Vice President, Comptroller and Chief
                                   Financial                                             None
    C. Edward Chaplin *            Treasurer                                             None
    Kevin B. Frawley **            Sr. Vice President and Chief Compliance Officer       None



*   Principal Business Address: 751 Broad Street,  Newark, NJ  07102
** Principal Business Address: 213 Washington Street, Newark, NJ 07102 *** Principal Business Address: 100 Mulberry Street, Newark, NJ 07102

    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


All accounts, books, or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant, 751 Broad Street, Newark, New Jersey 07102-3777; the Registrant's Investment Advisor, The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777, the Registrant's Accounting Agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716 or the Registrant's Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716.



The Fund has entered into Sub-Advisory Agreements with Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Prudential Investment Corporation, 751 Broad Street, Newark, New Jersey 07102; Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California 94404; The Dreyfus Corporation, 200 Park Avenue, New York, NY 10266; and Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660.




ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 24th day of May, 2000.



                                       THE PRUDENTIAL SERIES FUND, INC.


                                       By: /s/  JOHN R. STRANGFELD
                                           ----------------------------
                                                John R. Strangfeld
                                                President and Director


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE AND TITLE                       DATE
-------------------                       ----



/s/ John R. Strangfeld                    May 24, 2000
---------------------------------
John R. Strangfeld
President and Director



/s/ Grace C. Torres                       May 24, 2000
---------------------------------
Grace C. Torres
Treasurer and Principal Financial
and Accounting Officer

                                                *By: /s/ Lee D. Augsburger
                                                     --------------------------
                                                         Lee D. Augsburger
                                                         (Attorney-in-Fact)

/s/*                                      May 24, 2000
---------------------------------
Saul K. Fenster
Director


/s/*                                      May 24, 2000
---------------------------------
W. Scott McDonald, Jr.
Director


/s/*                                      May 24, 2000
---------------------------------
Joseph Weber
Director

EXHIBIT INDEX                                                               PAGE


(a)     Form of Articles of Restatement of The Prudential Series Fund, Inc.

(d)(9) Form of Subadvisory Agreement between Prudential Investments Fund Management LLC and the Adviser.